UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-04000
SUMMIT MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: December 31
Date of reporting period: Fiscal quarter ended March 31, 2009

Item 1. Schedule of Investments.
SUMMIT ZENITH PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2009

EQUITY SECURITIES - 93.8%	SHARES	VALUE

Aerospace & Defense - 1.1%
Boeing Co.	39,600	$1,408,968

Automobiles - 1.4%
Honda Motor Co. Ltd. (ADR)	74,000	1,753,800

Capital Markets - 6.1%
AllianceBernstein Holding LP	59,300	872,896
Bank of New York Mellon Corp.	93,658	2,645,838
Goldman Sachs Group, Inc.	16,600	1,759,932
Legg Mason, Inc.	70,000	1,113,000
Morgan Stanley	57,100	1,300,167

		7,691,833

Chemicals - 0.8%
Dow Chemical Co.	122,600	1,033,518

Commercial Banks - 0.9%
Wells Fargo & Co.	80,600	1,147,744

Communications Equipment - 5.1%
Cisco Systems, Inc.*	197,900	3,318,783
Motorola, Inc.	359,800	1,521,954
Nokia Oyj (ADR)	133,300	1,555,611

		6,396,348

Computers & Peripherals - 2.1%
International Business Machines Corp.	27,300	2,645,097

Consumer Finance - 0.9%
Discover Financial Services	178,100	1,123,811

Diversified Financial Services - 3.0%
Bank of America Corp.	102,684	700,305
JPMorgan Chase & Co.	116,504	3,096,676

		3,796,981

Diversified Telecommunication Services - 6.3%
AT&T, Inc.	121,200	3,054,240
Frontier Communications Corp.	291,600	2,093,688

EQUITY SECURITIES - 93.8%	SHARES	VALUE

Verizon Communications, Inc.	90,900	2,745,180

		7,893,108

Electric Utilities - 5.6%
Duke Energy Corp.	273,244	3,912,854
Southern Co.	101,200	3,098,744

		7,011,598

Electronic Equipment & Instruments - 0.9%
Tyco Electronics Ltd.	103,325	1,140,708

Food & Staples Retailing - 8.0%
CVS Caremark Corp.	95,400	2,622,546
Kroger Co.	135,900	2,883,798
Walgreen Co.	75,200	1,952,192
Wal-Mart Stores, Inc.	50,500	2,631,050

		10,089,586

Food Products - 3.7%
Kraft Foods, Inc.	86,972	1,938,606
Unilever NV	135,800	2,661,680

		4,600,286

Health Care Equipment & Supplies - 1.5%
Covidien Ltd.	57,425	1,908,807

Health Care Providers & Services - 2.4%
WellPoint, Inc.*	78,800	2,992,036

Household Durables - 1.0%
Sony Corp. (ADR)	57,600	1,188,288

Industrial Conglomerates - 6.0%
3M Co.	67,100	3,336,212
General Electric Co.	191,200	1,933,032
Tyco International Ltd.	115,425	2,257,713

		7,526,957

Insurance - 6.2%
Allstate Corp.	45,700	875,155
Berkshire Hathaway, Inc., Class B*	855	2,411,100
Genworth Financial, Inc.	137,700	261,630
MetLife, Inc.	70,200	1,598,454
Travelers Co.’s, Inc.	66,300	2,694,432

		7,840,771

Machinery - 1.6%
Caterpillar, Inc.	46,000	1,286,160
Ingersoll-Rand Co. Ltd.	52,900	730,020

		2,016,180

EQUITY SECURITIES - 93.8%	SHARES	VALUE

Media - 4.1%
CBS Corp., Class B	114,274	438,812
Comcast Corp.	133,100	1,815,484
Gannett Co., Inc.	86,200	189,640
News Corp., Class B	132,700	1,021,790
Time Warner, Inc.	85,166	1,643,704

		5,109,430

Metals & Mining - 1.6%
Newmont Mining Corp.	43,800	1,960,488

Oil, Gas & Consumable Fuels - 15.5%
Anadarko Petroleum Corp.	73,700	2,866,193
BP plc (ADR)	91,100	3,653,110
ConocoPhillips	66,142	2,590,121
Devon Energy Corp.	44,400	1,984,236
Marathon Oil Corp.	124,500	3,273,105
Royal Dutch Shell plc (ADR)	69,300	3,069,990
Spectra Energy Corp.	148,172	2,095,152

		19,531,907

Pharmaceuticals - 5.8%
GlaxoSmithKline plc (ADR)	70,900	2,202,863
Johnson & Johnson	39,800	2,093,480
Pfizer, Inc.	218,200	2,971,884

		7,268,227

Software - 2.2%
Microsoft Corp.	150,000	2,755,500

Total Equity Securities (Cost $212,626,945)		117,831,977

TOTAL INVESTMENTS (Cost $212,626,945) - 93.8%		117,831,977
Other assets and liabilities, net - 6.2%		7,850,259

NET ASSETS - 100%		$125,682,236

*	Non-income producing security.
Abbreviations:
ADR: American Depositary Receipt
LP: Limited Partnership

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
SUMMIT LIFESTYLE ETF MARKET STRATEGY TARGET PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2009

EXCHANGE TRADED FUNDS - 97.2%	SHARES	VALUE

iShares Barclays Aggregate Bond Fund	30,590	$3,103,967
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	2,914	299,413
iShares MSCI EAFE Index Fund	21,259	799,126
iShares Russell 2000 Index Fund	9,420	395,075
iShares S&P 500 Growth Index Fund	52,427	2,194,594
iShares S&P 500 Value Index Fund	63,912	2,377,526
Midcap SPDR Trust Series 1	4,487	397,773
Vanguard Emerging Markets	8,573	202,323

Total Exchange Traded Funds (Cost $12,332,542)		9,769,797

TOTAL INVESTMENTS (Cost $12,332,542) - 97.2%		9,769,797
Other assets and liabilities, net - 2.8%		276,649

NET ASSETS - 100%		$10,046,446

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
SUMMIT LIFESTYLE ETF MARKET STRATEGY AGGRESSIVE PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2009

EXCHANGE TRADED FUNDS - 99.8%	SHARES	VALUE

iShares Barclays Aggregate Bond Fund	2,745	$278,535
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	488	50,142
iShares MSCI EAFE Index Fund	2,980	112,018
iShares Russell 2000 Index Fund	1,342	56,284
iShares S&P 500 Growth Index Fund	7,346	307,504
iShares S&P 500 Value Index Fund	8,959	333,275
Midcap SPDR Trust Series 1	636	56,381
Vanguard Emerging Markets	1,200	28,320

Total Exchange Traded Funds (Cost $1,467,830)		1,222,459

EXCHANGE TRADED FUNDS - 99.8%	SHARES	VALUE

TOTAL INVESTMENTS (Cost $1,467,830) - 99.8%		1,222,459
Other assets and liabilities, net - 0.2%		2,039

NET ASSETS - 100%		$1,224,498

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder’s statement.
SUMMIT LIFESTYLE ETF MARKET STRATEGY CONSERVATIVE PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2009

EXCHANGE TRADED FUNDS - 96.9%	SHARES	VALUE

iShares Barclays Aggregate Bond Fund	10,417	$1,057,013
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	1,625	166,969
iShares MSCI EAFE Index Fund	2,624	98,636
iShares Russell 2000 Index Fund	2,165	90,800
iShares S&P 500 Growth Index Fund	5,957	249,360
iShares S&P 500 Value Index Fund	7,315	272,118
Midcap SPDR Trust Series 1	1,037	91,930
Vanguard Emerging Markets	986	23,270

Total Exchange Traded Funds (Cost $2,113,496)		2,050,096

TOTAL INVESTMENTS (Cost $2,113,496) - 96.9%		2,050,096
Other assets and liabilities, net - 3.1%		65,063

NET ASSETS - 100%		$2,115,159

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
SUMMIT NATURAL RESOURCES PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2009

INVESTMENT COMPANIES - 97.9%	SHARES	VALUE

iPath Dow Jones-AIG Commodity Index Total Return ETN*	55,681	$1,840,257
iShares Dow Jones U.S. Utilities Sector Index ETF	5,500	334,730
iShares S&P Global Materials Index ETF	15,746	586,539
iShares S&P North American Natural Resources Sector Index ETF	77,347	1,826,936

INVESTMENT COMPANIES - 97.9%	SHARES	VALUE

PowerShares DB Commodity Index Tracking Fund	91,096	1,821,920
PowerShares Water Resources Portfolio ETF	27,429	327,228
Vanguard Materials ETF	32,222	1,415,190

Total Investment Companies (Cost $12,431,403)		8,152,800

TOTAL INVESTMENTS (Cost $12,431,403) - 97.9%		8,152,800
Other assets and liabilities, net - 2.1%		178,836

NET ASSETS - 100%		$8,331,636

*	Non-income producing security.
Abbreviations:
ETF: Exchange-traded fund
ETN: Exchange-traded note
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
SUMMIT INFLATION PROTECTED PLUS PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2009

	PRINCIPAL
U.S. TREASURY - 85.7%	AMOUNT	VALUE

United States Treasury Bonds:
2.375%, 1/15/25 (i)	$1,086,381	$1,128,308
2.00%, 1/15/26 (i)	723,289	714,926
2.375%, 1/15/27 (i)	596,705	622,904
1.75%, 1/15/28 (i)	524,014	501,580
3.625%, 4/15/28 (i)	770,103	949,393
3.875%, 4/15/29 (i)	853,993	1,095,913
3.375%, 4/15/32 (i)	202,193	260,007
United States Treasury Notes:
4.25%, 1/15/10 (i)	489,372	502,524
0.875%, 4/15/10 (i)	1,075,377	1,069,664
3.50%, 1/15/11 (i)	448,803	468,438
2.375%, 4/15/11 (i)	728,580	747,363
3.375%, 1/15/12 (i)	279,401	297,082
2.00%, 4/15/12 (i)	707,452	727,901
3.00%, 7/15/12 (i)	962,811	1,024,190
3.625%, 5/15/13	100,000	108,906
3.50%, 5/31/13	170,000	184,423

	PRINCIPAL
U.S. TREASURY - 85.7%	AMOUNT	VALUE

3.375%, 6/30/13	120,000	129,769
1.875%, 7/15/13 (i)	448,286	459,563
3.125%, 8/31/13	200,000	214,187
1.50%, 12/31/13	150,000	149,695
2.00%, 1/15/14 (i)	765,509	788,115
1.875%, 2/28/14	260,000	262,925
1.75%, 3/31/14	125,000	125,449
2.00%, 7/15/14 (i)	593,589	613,067
1.625%, 1/15/15 (i)	812,631	819,995
1.875%, 7/15/15 (i)	218	224
2.00%, 1/15/16 (i)	324,416	334,554
2.50%, 7/15/16 (i)	899,018	959,983
2.375%, 1/15/17 (i)	774,669	822,481
2.625%, 7/15/17 (i)	203,722	221,166
1.625%, 1/15/18 (i)	408,127	412,272
1.375%, 7/15/18 (i)	313,283	310,591

Total U.S. Treasury (Cost $17,024,696)		17,027,558

CORPORATE BONDS - 7.9%

Baxter International, Inc., 4.00%, 3/1/14	100,000	101,647
Bottling Group LLC, 5.125%, 1/15/19	100,000	100,713
Chevron Corp., 3.95%, 3/3/14	100,000	102,706
Cisco Systems, Inc., 4.95%, 2/15/19	100,000	98,228
CME Group, Inc., 5.75%, 2/15/14	100,000	103,772
Coca-Cola Co., 3.625%, 3/15/14	100,000	101,708
Eli Lilly & Co., 4.20%, 3/6/14	100,000	102,920
Emerson Electric Co., 4.875%, 10/15/19	100,000	101,184
General Mills, Inc., 5.65%, 2/15/19	100,000	101,645
Hewlett-Packard Co., 4.75%, 6/2/14	100,000	101,381
Novartis Securities Investment Ltd., 5.125%, 2/10/19	100,000	101,493
Procter & Gamble Co., 3.50%, 2/15/15	100,000	100,006
Shell International Finance BV, 4.00%, 3/21/14	250,000	253,195
Unilever Capital Corp., 4.80%, 2/15/19	100,000	99,675

Total Corporate Bonds (Cost $1,546,849)		1,570,273

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 5.5%

Freddie Mac, 4.75%, 1/19/16	1,000,000	1,102,806

Total U.S. Government Agencies And Instrumentalities (Cost $1,096,939)		1,102,806

TOTAL INVESTMENTS (Cost $19,668,484) - 99.1%		19,700,637
Other assets and liabilities, net - 0.9%		180,445

NET ASSETS - 100%		$19,881,082

(i)	Inflation protected security.
Abbreviations:
LLC: Limited Liability Corporation
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
SUMMIT S&P 500 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2009

EQUITY SECURITIES - 98.7%	SHARES	VALUE

Aerospace & Defense - 2.6%
Boeing Co.	19,312	$687,121
General Dynamics Corp.	10,268	427,046
Goodrich Corp.	3,292	124,734
Honeywell International, Inc.	19,553	544,747
L-3 Communications Holdings, Inc.	3,161	214,316
Lockheed Martin Corp.	8,831	609,604
Northrop Grumman Corp.	8,702	379,755
Precision Castparts Corp.	3,722	222,948
Raytheon Co.	10,642	414,399
Rockwell Collins, Inc.	4,188	136,696
United Technologies Corp.	25,062	1,077,165

		4,838,531

Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	4,527	206,476
Expeditors International of Washington, Inc.	5,610	158,707
FedEx Corp.	8,279	368,333
United Parcel Service, Inc., Class B	26,475	1,303,100

		2,036,616

Airlines - 0.1%
Southwest Airlines Co.	19,685	124,606

Auto Components - 0.1%
Goodyear Tire & Rubber Co.*	6,606	41,354
Johnson Controls, Inc.	15,719	188,628

		229,982

Automobiles - 0.2%
Ford Motor Co.*	63,734	167,620
General Motors Corp.	16,488	31,987

EQUITY SECURITIES - 98.7%	SHARES	VALUE

Harley-Davidson, Inc.	6,295	84,290

		283,897

Beverages - 2.7%
Brown-Forman Corp., Class B	2,608	101,268
Coca-Cola Co.	52,943	2,326,845
Coca-Cola Enterprises, Inc.	8,524	112,431
Constellation Brands, Inc.*	5,263	62,630
Dr Pepper Snapple Group, Inc.*	6,770	114,481
Molson Coors Brewing Co., Class B	3,986	136,640
Pepsi Bottling Group, Inc.	3,670	81,254
PepsiCo, Inc.	41,392	2,130,860

		5,066,409

Biotechnology - 2.1%
Amgen, Inc.*	27,500	1,361,800
Biogen Idec, Inc.*	7,906	414,432
Celgene Corp.*	12,220	542,568
Cephalon, Inc.*	1,851	126,053
Genzyme Corp.*	7,217	428,618
Gilead Sciences, Inc.*	24,228	1,122,241

		3,995,712

Building Products - 0.0%
Masco Corp.	9,731	67,922

Capital Markets - 2.5%
Ameriprise Financial, Inc.	5,857	120,010
Bank of New York Mellon Corp.	30,559	863,292
Charles Schwab Corp.	24,932	386,446
E*Trade Financial Corp.*	14,304	18,309
Federated Investors, Inc., Class B	2,401	53,446
Franklin Resources, Inc.	4,005	215,749
Goldman Sachs Group, Inc.	12,282	1,302,138
Invesco Ltd.	10,065	139,501
Janus Capital Group, Inc.	4,375	29,094
Legg Mason, Inc.	3,787	60,213
Morgan Stanley	28,578	650,721
Northern Trust Corp.	5,943	355,510
State Street Corp.	11,489	353,632
T. Rowe Price Group, Inc.	6,836	197,287

		4,745,348

Chemicals - 2.0%
Air Products & Chemicals, Inc.	5,551	312,244
CF Industries Holdings, Inc.	1,287	91,544
Dow Chemical Co.	24,473	206,307
Eastman Chemical Co.	1,983	53,144
Ecolab, Inc.	4,438	154,132
EI Du Pont de Nemours & Co.	24,004	536,009

EQUITY SECURITIES - 98.7%	SHARES	VALUE

International Flavors & Fragrances, Inc.	2,127	64,789
Monsanto Co.	14,573	1,211,016
PPG Industries, Inc.	4,344	160,294
Praxair, Inc.	8,157	548,885
Rohm & Haas Co.	3,305	260,566
Sigma-Aldrich Corp.	3,248	122,742

		3,721,672

Commercial Banks - 1.9%
BB&T Corp.	14,875	251,685
Comerica, Inc.	4,069	74,503
Fifth Third Bancorp	15,614	45,593
First Horizon National Corp.	5,613	60,283
Huntington Bancshares, Inc.	9,897	16,429
KeyCorp	13,217	104,018
M&T Bank Corp.	2,088	94,461
Marshall & Ilsley Corp.	7,038	39,624
PNC Financial Services Group, Inc.	11,382	333,379
Regions Financial Corp.	18,709	79,700
SunTrust Banks, Inc.	9,600	112,704
US Bancorp	46,681	682,010
Wells Fargo & Co.	112,710	1,604,990
Zions Bancorporation	3,149	30,955

		3,530,334

Commercial Services & Supplies - 0.5%
Avery Dennison Corp.	2,998	66,975
Cintas Corp.	3,553	87,830
Pitney Bowes, Inc.	5,503	128,495
Republic Services, Inc.	8,498	145,741
RR Donnelley & Sons Co.	5,567	40,806
Stericycle, Inc.*	2,268	108,252
Waste Management, Inc.	13,071	334,618

		912,717

Communications Equipment - 2.9%
Ciena Corp.*	2,464	19,170
Cisco Systems, Inc.*	155,244	2,603,442
Corning, Inc.	41,358	548,821
Harris Corp.	3,554	102,853
JDS Uniphase Corp.*	5,972	19,409
Juniper Networks, Inc.*	13,977	210,493
Motorola, Inc.	60,549	256,122
QUALCOMM, Inc.	43,870	1,706,982
Tellabs, Inc.*	10,523	48,195

		5,515,487

Computers & Peripherals - 5.1%
Apple, Inc.*	23,686	2,489,872
Dell, Inc.*	45,937	435,483

EQUITY SECURITIES - 98.7%	SHARES	VALUE

EMC Corp.*	53,509	610,003
Hewlett-Packard Co.	63,742	2,043,568
International Business Machines Corp.	35,684	3,457,423
Lexmark International, Inc.*	2,129	35,916
NetApp, Inc.*	8,797	130,547
Qlogic Corp.*	3,225	35,862
SanDisk Corp.*	6,112	77,317
Sun Microsystems, Inc.*	19,969	146,173
Teradata Corp.*	4,603	74,661

		9,536,825

Construction & Engineering - 0.2%
Fluor Corp.	4,802	165,909
Jacobs Engineering Group, Inc.*	3,279	126,766

		292,675

Construction Materials - 0.1%
Vulcan Materials Co.	2,916	129,150

Consumer Finance - 0.4%
American Express Co.	31,146	424,520
Capital One Financial Corp.	10,421	127,553
Discover Financial Services	13,032	82,232
SLM Corp.*	12,669	62,711

		697,016

Containers & Packaging - 0.2%
Ball Corp.	2,494	108,240
Bemis Co., Inc.	2,695	56,514
Owens-Illinois, Inc.*	4,458	64,374
Pactiv Corp.*	3,568	52,057
Sealed Air Corp.	4,269	58,912

		340,097

Distributors - 0.1%
Genuine Parts Co.	4,241	126,636

Diversified Consumer Services - 0.2%
Apollo Group, Inc.*	2,843	222,692
H&R Block, Inc.	8,972	163,201

		385,893

Diversified Financial Services - 2.8%
Bank of America Corp.	170,255	1,161,139
CIT Group, Inc.	10,340	29,469
Citigroup, Inc.	145,648	368,489
CME Group, Inc.	1,765	434,878
IntercontinentalExchange, Inc.*	1,927	143,504
JPMorgan Chase & Co.	99,948	2,656,618
Leucadia National Corp.*	4,786	71,264

EQUITY SECURITIES - 98.7%	SHARES	VALUE

Moody’s Corp.	5,067	116,136
NYSE Euronext	6,888	123,295
The NASDAQ OMX Group, Inc.*	3,697	72,387

		5,177,179

Diversified Telecommunication Services - 3.6%
AT&T, Inc.	156,741	3,949,873
CenturyTel, Inc.	2,719	76,458
Embarq Corp.	3,792	143,527
Frontier Communications Corp.	8,454	60,700
Qwest Communications International, Inc.	38,754	132,539
Verizon Communications, Inc.	75,549	2,281,580
Windstream Corp.	11,881	95,761

		6,740,438

Electric Utilities - 2.4%
Allegheny Energy, Inc.	4,571	105,910
American Electric Power Co., Inc.	10,800	272,808
Duke Energy Corp.	34,074	487,940
Edison International	8,630	248,630
Entergy Corp.	5,039	343,106
Exelon Corp.	17,507	794,643
FirstEnergy Corp.	8,108	312,969
FPL Group, Inc.	10,877	551,790
Northeast Utilities	4,582	98,925
Pepco Holdings, Inc.	5,763	71,922
Pinnacle West Capital Corp.	2,726	72,403
PPL Corp.	9,982	286,583
Progress Energy, Inc.	7,343	266,257
Southern Co.	20,682	633,283

		4,547,169

Electrical Equipment - 0.4%
Cooper Industries Ltd.	4,445	114,948
Emerson Electric Co.	20,081	573,915
Rockwell Automation, Inc.	3,774	82,424

		771,287

Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc.*	9,361	143,879
Amphenol Corp.	4,553	129,715
FLIR Systems, Inc.*	4,011	82,145
Jabil Circuit, Inc.	5,852	32,537
Molex, Inc.	3,686	50,646
Tyco Electronics Ltd.	12,182	134,489

		573,411

Energy Equipment & Services - 1.5%
Baker Hughes, Inc.	8,215	234,538
BJ Services Co.	7,767	77,282

EQUITY SECURITIES - 98.7%	SHARES	VALUE

Cameron International Corp.*	5,769	126,514
Diamond Offshore Drilling, Inc.	1,848	116,165
ENSCO International, Inc.	3,772	99,581
Halliburton Co.	23,862	369,145
Nabors Industries Ltd.*	7,525	75,175
National Oilwell Varco, Inc.*	11,101	318,710
Rowan Co.’s, Inc.	3,056	36,580
Schlumberger Ltd.	31,809	1,292,082
Smith International, Inc.	5,880	126,302

		2,872,074

Food & Staples Retailing - 3.5%
Costco Wholesale Corp.	11,523	533,745
CVS Caremark Corp.	38,712	1,064,193
Kroger Co.	17,353	368,231
Safeway, Inc.	11,341	228,975
SUPERVALU, Inc.	5,726	81,767
Sysco Corp.	15,671	357,299
Walgreen Co.	26,187	679,814
Wal-Mart Stores, Inc.	59,466	3,098,179
Whole Foods Market, Inc.	3,794	63,739

		6,475,942

Food Products - 1.8%
Archer-Daniels-Midland Co.	17,072	474,260
Campbell Soup Co.	5,445	148,975
ConAgra Foods, Inc.	11,828	199,538
Dean Foods Co.*	4,105	74,218
General Mills, Inc.	8,720	434,954
H.J. Heinz Co.	8,324	275,191
Hershey Co.	4,392	152,622
Hormel Foods Corp.	1,857	58,885
J.M. Smucker Co.	3,150	117,402
Kellogg Co.	6,668	244,249
Kraft Foods, Inc.	39,081	871,116
McCormick & Co., Inc.	3,467	102,519
Sara Lee Corp.	18,499	149,472
Tyson Foods, Inc.	8,041	75,505

		3,378,906

Gas Utilities - 0.2%
EQT Corp.	3,480	109,028
Nicor, Inc.	1,239	41,172
Questar Corp.	4,590	135,084

		285,284

Health Care Equipment & Supplies - 2.3%
Baxter International, Inc.	16,326	836,218
Becton Dickinson & Co.	6,375	428,655
Boston Scientific Corp.*	39,780	316,251

EQUITY SECURITIES - 98.7%	SHARES	VALUE

C.R. Bard, Inc.	2,626	209,345
Covidien Ltd.	13,402	445,482
DENTSPLY International, Inc.	3,952	106,111
Hospira, Inc.*	4,246	131,032
Intuitive Surgical, Inc.*	1,058	100,891
Medtronic, Inc.	29,741	876,467
St. Jude Medical, Inc.*	9,206	334,454
Stryker Corp.	6,328	215,405
Varian Medical Systems, Inc.*	3,360	102,278
Zimmer Holdings, Inc.*	5,941	216,847

		4,319,436

Health Care Providers & Services - 2.1%
Aetna, Inc.	12,062	293,469
AmerisourceBergen Corp.	4,050	132,273
Cardinal Health, Inc.	9,585	301,736
Cigna Corp.	7,209	126,806
Coventry Health Care, Inc.*	3,944	51,035
DaVita, Inc.*	2,772	121,829
Express Scripts, Inc.*	6,587	304,122
Humana, Inc.*	4,491	117,125
Laboratory Corp. of America Holdings*	2,863	167,457
McKesson Corp.	7,299	255,757
Medco Health Solutions, Inc.*	13,060	539,900
Patterson Co.’s, Inc.*	2,515	47,433
Quest Diagnostics, Inc.	4,106	194,953
Tenet Healthcare Corp.*	11,466	13,301
UnitedHealth Group, Inc.	32,331	676,688
WellPoint, Inc.*	13,255	503,292

		3,847,176

Health Care Technology - 0.0%
IMS Health, Inc.	4,857	60,567

Hotels, Restaurants & Leisure - 1.5%
Carnival Corp.	11,643	251,489
Darden Restaurants, Inc.	3,643	124,809
International Game Technology	8,003	73,788
Marriott International, Inc.	7,816	127,870
McDonald’s Corp.	29,618	1,616,254
Starbucks Corp.*	19,457	216,167
Starwood Hotels & Resorts Worldwide, Inc.	4,970	63,119
Wyndham Worldwide Corp.	4,795	20,139
Wynn Resorts Ltd.*	1,779	35,526
Yum! Brands, Inc.	12,237	336,273

		2,865,434

Household Durables - 0.3%
Black & Decker Corp.	1,625	51,285
Centex Corp.	3,392	25,440

EQUITY SECURITIES - 98.7%	SHARES	VALUE

D.R. Horton, Inc.	7,449	72,255
Fortune Brands, Inc.	3,993	98,028
Harman International Industries, Inc.	1,637	22,149
KB Home	2,036	26,834
Leggett & Platt, Inc.	4,242	55,104
Lennar Corp.	3,912	29,379
Newell Rubbermaid, Inc.	7,495	47,818
Pulte Homes, Inc.	5,779	63,164
Snap-on, Inc.	1,577	39,583
Stanley Works	2,131	62,055
Whirlpool Corp.	1,996	59,062

		652,156

Household Products - 2.8%
Clorox Co.	3,672	189,035
Colgate-Palmolive Co.	13,352	787,501
Kimberly-Clark Corp.	11,006	507,487
Procter & Gamble Co.	77,950	3,670,665

		5,154,688

Independent Power Producers & Energy Traders - 0.1%
AES Corp.*	17,719	102,947
Constellation Energy Group, Inc.	5,296	109,415
Dynegy, Inc.*	14,109	19,894

		232,256

Industrial Conglomerates - 2.0%
3M Co.	18,452	917,433
General Electric Co.	280,870	2,839,596
Textron, Inc.	6,547	37,580

		3,794,609

Insurance - 2.1%
Aflac, Inc.	12,434	240,722
Allstate Corp.	14,179	271,528
American International Group, Inc.	71,564	71,564
AON Corp.	7,275	296,965
Assurant, Inc.	3,180	69,260
Chubb Corp.	9,371	396,581
Cincinnati Financial Corp.	4,332	99,073
Genworth Financial, Inc.	11,982	22,766
Hartford Financial Services Group, Inc.	8,692	68,232
Lincoln National Corp.	6,969	46,623
Loews Corp.	9,571	211,519
Marsh & McLennan Co.’s, Inc.	13,697	277,364
MBIA, Inc.*	4,552	20,848
MetLife, Inc.	21,758	495,430
Principal Financial Group, Inc.	6,929	56,679
Progressive Corp.*	17,999	241,907
Prudential Financial, Inc.	11,225	213,499

EQUITY SECURITIES - 98.7%	SHARES	VALUE

Torchmark Corp.	2,248	58,965
Travelers Co.’s, Inc.	15,556	632,196
Unum Group	8,808	110,100
XL Capital Ltd.	8,897	48,578

		3,950,399

Internet & Catalog Retail - 0.4%
Amazon.com, Inc.*	8,549	627,839
Expedia, Inc.*	5,664	51,429

		679,268

Internet Software & Services - 1.7%
Akamai Technologies, Inc.*	4,573	88,716
eBay, Inc.*	28,663	360,007
Google, Inc.*	6,373	2,218,187
VeriSign, Inc.*	5,115	96,520
Yahoo!, Inc.*	37,081	475,008

		3,238,438

IT Services - 1.1%
Affiliated Computer Services, Inc.*	2,595	124,275
Automatic Data Processing, Inc.	13,444	472,691
Cognizant Technology Solutions Corp.*	7,712	160,332
Computer Sciences Corp.*	4,029	148,428
Convergys Corp.*	3,301	26,672
Fidelity National Information Services, Inc.	5,078	92,420
Fiserv, Inc.*	4,149	151,273
Iron Mountain, Inc.*	4,791	106,216
MasterCard, Inc.	1,927	322,734
Paychex, Inc.	8,499	218,169
Total System Services, Inc.	5,322	73,497
Western Union Co.	18,930	237,950

		2,134,657

Leisure Equipment & Products - 0.1%
Eastman Kodak Co.	7,363	27,979
Hasbro, Inc.	3,364	84,336
Mattel, Inc.	9,534	109,927

		222,242

Life Sciences - Tools & Services - 0.4%
Life Technologies Corp.*	4,601	149,441
Millipore Corp.*	1,494	85,771
PerkinElmer, Inc.	3,194	40,787
Thermo Fisher Scientific, Inc.*	11,114	396,436
Waters Corp.*	2,581	95,368

		767,803

Machinery - 1.5%
Caterpillar, Inc.	15,973	446,605

EQUITY SECURITIES - 98.7%	SHARES	VALUE

Cummins, Inc.	5,355	136,285
Danaher Corp.	6,778	367,503
Deere & Co.	11,242	369,524
Dover Corp.	4,947	130,502
Eaton Corp.	4,364	160,857
Flowserve Corp.	1,487	83,450
Illinois Tool Works, Inc.	10,223	315,380
Ingersoll-Rand Co. Ltd.	8,481	117,038
ITT Corp.	4,804	184,810
Manitowoc Co., Inc.	3,601	11,775
PACCAR, Inc.	9,591	247,064
Pall Corp.	3,207	65,519
Parker Hannifin Corp.	4,266	144,959

		2,781,271

Media - 2.4%
CBS Corp., Class B	18,061	69,354
Comcast Corp.	76,615	1,045,029
DIRECTV Group, Inc.*	14,069	320,632
Gannett Co., Inc.	6,259	13,770
Interpublic Group of Co.’s, Inc.*	13,066	53,832
McGraw-Hill Co.’s, Inc.	8,329	190,484
Meredith Corp.	978	16,274
New York Times Co.	3,216	14,536
News Corp.	61,176	404,985
Omnicom Group, Inc.	8,222	192,395
Scripps Networks Interactive, Inc.	2,435	54,812
Time Warner Cable, Inc.	9,431	233,889
Time Warner, Inc.	31,807	613,875
Viacom, Inc., Class B*	16,126	280,270
Walt Disney Co.	49,372	896,596
Washington Post Co., Class B	164	58,564

		4,459,297

Metals & Mining - 0.9%
AK Steel Holding Corp.	3,101	22,079
Alcoa, Inc.	25,275	185,519
Allegheny Technologies, Inc.	2,615	57,347
Freeport-McMoRan Copper & Gold, Inc.	10,949	417,266
Newmont Mining Corp.	13,011	582,372
Nucor Corp.	8,352	318,796
Titanium Metals Corp.	2,405	13,155
United States Steel Corp.	3,144	66,433

		1,662,967

Multiline Retail - 0.8%
Big Lots, Inc.*	2,250	46,755
Family Dollar Stores, Inc.	3,721	124,170
J.C. Penney Co., Inc.	5,931	119,035
Kohl’s Corp.*	8,104	342,961

EQUITY SECURITIES - 98.7%	SHARES	VALUE

Macy’s, Inc.	11,225	99,902
Nordstrom, Inc.	4,310	72,193
Sears Holdings Corp.*	1,460	66,737
Target Corp.	20,021	688,522

		1,560,275

Multi-Utilities - 1.6%
Ameren Corp.	5,652	131,070
Centerpoint Energy, Inc.	9,305	97,051
CMS Energy Corp.	6,116	72,413
Consolidated Edison, Inc.	7,283	288,480
Dominion Resources, Inc.	15,519	480,934
DTE Energy Co.	4,342	120,273
Integrys Energy Group, Inc.	2,067	53,825
NiSource, Inc.	7,415	72,667
PG&E Corp.	9,728	371,804
Public Service Enterprise Group, Inc.	13,458	396,607
SCANA Corp.	3,223	99,558
Sempra Energy	6,450	298,248
TECO Energy, Inc.	5,753	64,146
Wisconsin Energy Corp.	3,146	129,521
Xcel Energy, Inc.	12,081	225,069

		2,901,666

Office Electronics - 0.1%
Xerox Corp.	23,000	104,650

Oil, Gas & Consumable Fuels - 11.3%
Anadarko Petroleum Corp.	12,231	475,664
Apache Corp.	8,903	570,593
Cabot Oil & Gas Corp.	2,751	64,841
Chesapeake Energy Corp.	14,948	255,013
Chevron Corp.	53,314	3,584,833
ConocoPhillips	39,369	1,541,690
Consol Energy, Inc.	4,837	122,086
Devon Energy Corp.	11,804	527,521
El Paso Corp.	18,581	116,131
EOG Resources, Inc.	6,641	363,661
Exxon Mobil Corp.	131,630	8,964,003
Hess Corp.	7,546	408,993
Marathon Oil Corp.	18,818	494,725
Massey Energy Co.	2,336	23,640
Murphy Oil Corp.	5,073	227,118
Noble Energy, Inc.	4,599	247,794
Occidental Petroleum Corp.	21,551	1,199,313
Peabody Energy Corp.	7,067	176,958
Pioneer Natural Resources Co.	3,162	52,078
Range Resources Corp.	4,155	171,020
Southwestern Energy Co.*	9,139	271,337
Spectra Energy Corp.	17,111	241,950

EQUITY SECURITIES - 98.7%	SHARES	VALUE

Sunoco, Inc.	3,109	82,326
Tesoro Corp.	3,782	50,944
Valero Energy Corp.	13,732	245,803
Williams Co.’s, Inc.	15,309	174,216
XTO Energy, Inc.	15,418	472,099

		21,126,350

Paper & Forest Products - 0.2%
International Paper Co.	11,591	81,601
MeadWestvaco Corp.	4,543	54,471
Weyerhaeuser Co.	5,590	154,116

		290,188

Personal Products - 0.2%
Avon Products, Inc.	11,278	216,876
Estee Lauder Co.’s, Inc.	3,149	77,623

		294,499

Pharmaceuticals - 8.1%
Abbott Laboratories, Inc.	41,102	1,960,565
Allergan, Inc.	8,179	390,629
Bristol-Myers Squibb Co.	52,648	1,154,044
Eli Lilly & Co.	26,893	898,495
Forest Laboratories, Inc.*	7,989	175,438
Johnson & Johnson	73,561	3,869,309
King Pharmaceuticals, Inc.*	6,664	47,114
Merck & Co., Inc.	56,058	1,499,552
Mylan, Inc.*	8,126	108,970
Pfizer, Inc.	179,401	2,443,442
Schering-Plough Corp.	43,257	1,018,702
Watson Pharmaceuticals, Inc.*	2,783	86,579
Wyeth	35,411	1,524,089

		15,176,928

Professional Services - 0.2%
Dun & Bradstreet Corp.	1,420	109,340
Equifax, Inc.	3,430	83,863
Monster Worldwide, Inc.*	3,346	27,270
Robert Half International, Inc.	4,026	71,784

		292,257

Real Estate Investment Trusts - 0.8%
Apartment Investment & Management Co.	3,120	17,098
AvalonBay Communities, Inc.	2,121	99,814
Boston Properties, Inc.	3,260	114,198
Equity Residential	7,201	132,138
HCP, Inc.	6,754	120,559
Health Care REIT, Inc.	2,945	90,088
Host Hotels & Resorts, Inc.	14,129	55,386
Kimco Realty Corp.	6,181	47,099

EQUITY SECURITIES - 98.7%	SHARES	VALUE

Plum Creek Timber Co., Inc.	4,384	127,443
ProLogis	7,146	46,449
Public Storage	3,316	183,209
Simon Property Group, Inc.	6,793	235,309
Ventas, Inc.	3,814	86,234
Vornado Realty Trust	3,786	125,847

		1,480,871

Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc.*	5,641	22,733

Road & Rail - 0.9%
Burlington Northern Santa Fe Corp.	7,402	445,230
CSX Corp.	10,619	274,501
Norfolk Southern Corp.	9,786	330,278
Ryder System, Inc.	1,510	42,748
Union Pacific Corp.	13,397	550,751

		1,643,508

Semiconductors & Semiconductor Equipment - 2.5%
Advanced Micro Devices, Inc.*	15,347	46,808
Altera Corp.	7,800	136,890
Analog Devices, Inc.	7,712	148,610
Applied Materials, Inc.	35,356	380,077
Broadcom Corp.*	11,315	226,074
Intel Corp.	147,930	2,226,347
KLA-Tencor Corp.	4,585	91,700
Linear Technology Corp.	5,901	135,605
LSI Corp.*	17,442	53,024
MEMC Electronic Materials, Inc.*	5,944	98,017
Microchip Technology, Inc.	4,844	102,644
Micron Technology, Inc.*	20,368	82,694
National Semiconductor Corp.	5,275	54,174
Novellus Systems, Inc.*	2,641	43,920
NVIDIA Corp.*	14,322	141,215
Teradyne, Inc.*	4,653	20,380
Texas Instruments, Inc.	33,952	560,548
Xilinx, Inc.	7,309	140,040

		4,688,767

Software - 4.0%
Adobe Systems, Inc.*	13,938	298,134
Autodesk, Inc.*	6,119	102,860
BMC Software, Inc.*	4,911	162,063
CA, Inc.	10,427	183,619
Citrix Systems, Inc.*	4,790	108,446
Compuware Corp.*	6,694	44,113
Electronic Arts, Inc.*	8,495	154,524
Intuit, Inc.*	8,543	230,661
McAfee, Inc.*	4,139	138,656

EQUITY SECURITIES - 98.7%	SHARES	VALUE

Microsoft Corp.	203,354	3,735,613
Novell, Inc.*	9,160	39,022
Oracle Corp.*	102,000	1,843,140
Salesforce.com, Inc.*	2,798	91,579
Symantec Corp.*	21,835	326,215

		7,458,645

Specialty Retail - 2.1%
Abercrombie & Fitch Co.	2,354	56,025
AutoNation, Inc.*	2,979	41,349
AutoZone, Inc.*	1,013	164,734
Bed Bath & Beyond, Inc.*	6,874	170,131
Best Buy Co., Inc.	9,017	342,285
GameStop Corp.*	4,356	122,055
Gap, Inc.	12,348	160,401
Home Depot, Inc.	45,093	1,062,391
Limited Brands, Inc.	7,348	63,928
Lowe’s Co.’s, Inc.	38,982	711,421
Office Depot, Inc.*	7,671	10,049
O’Reilly Automotive, Inc.*	3,670	128,487
RadioShack Corp.	3,396	29,104
Sherwin-Williams Co.	2,619	136,109
Staples, Inc.	18,974	343,619
Tiffany & Co.	3,329	71,773
TJX Co.’s, Inc.	11,073	283,912

		3,897,773

Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc.*	8,538	142,585
Nike, Inc., Class B	10,300	482,967
Polo Ralph Lauren Corp.	1,522	64,304
VF Corp.	2,351	134,266

		824,122

Thrifts & Mortgage Finance - 0.2%
Hudson City Bancorp, Inc.	13,816	161,509
People’s United Financial, Inc.	9,206	165,432

		326,941

Tobacco - 1.7%
Altria Group, Inc.	54,954	880,363
Lorillard, Inc.	4,470	275,978
Philip Morris International, Inc.	53,298	1,896,343
Reynolds American, Inc.	4,474	160,348

		3,213,032

Trading Companies & Distributors - 0.1%
Fastenal Co.	3,449	110,903
W.W. Grainger, Inc.	1,692	118,744

		229,647

EQUITY SECURITIES - 98.7%	SHARES	VALUE

Wireless Telecommunication Services - 0.3%
American Tower Corp.*	10,561	321,371
Sprint Nextel Corp.*	76,198	272,027

		593,398

Total Equity Securities (Cost $238,848,897)		184,348,129

	PRINCIPAL
U.S. TREASURY - 0.2%	AMOUNT

United States Treasury Bills, 7/9/09 #	$390,000	389,764

Total U.S. Treasury (Cost $389,764)		389,764

EXCHANGE TRADED FUNDS - 0.1%	SHARES

SPDR Trust Series 1	2,500	198,600

Total Exchange Traded Funds (Cost $203,775)		198,600

TOTAL INVESTMENTS (Cost $239,442,436) - 99.0%		184,936,493
Other assets and liabilities, net - 1.0%		1,916,180

NET ASSETS - 100%		$186,852,673

			UNDERLYING
			FACE	UNREALIZED
	# OF	EXPIRATION	AMOUNT AT	APPRECIATION
FUTURES	CONTRACTS	DATE	VALUE	(DEPRECIATION)

Purchased:
E-Mini S&P 500 Index #	31	6/09	$1,231,940	$30,582
S&P 500 Index #	5	6/09	993,500	(5,290)

Total Purchased				$25,292

*	Non-income producing security.

#	Futures collateralized by 390,000 units of U.S. Treasury Bills.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

SUMMIT S&P MIDCAP 400 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2009

EQUITY SECURITIES - 99.1%	SHARES	VALUE

Aerospace & Defense - 0.5%
Alliant Techsystems, Inc.*	4,045	$270,934
BE Aerospace, Inc.*	12,478	108,184

		379,118

Airlines - 0.3%
Airtran Holdings, Inc.*	14,762	67,167
Alaska Air Group, Inc.*	4,477	78,661
JetBlue Airways Corp.*	22,702	82,862

		228,690

Auto Components - 0.6%
BorgWarner, Inc.	14,270	289,681
Gentex Corp.	17,000	169,320

		459,001

Automobiles - 0.1%
Thor Industries, Inc.	4,375	68,337
TravelCenters of America LLC (b)*	60,000	10

		68,347

Beverages - 0.6%
Hansen Natural Corp.*	8,933	321,588
PepsiAmericas, Inc.	7,063	121,837

		443,425

Biotechnology - 1.4%
OSI Pharmaceuticals, Inc.*	7,154	273,712
United Therapeutics Corp.*	2,872	189,811
Vertex Pharmaceuticals, Inc.*	21,359	613,644

		1,077,167

Building Products - 0.2%
Lennox International, Inc.	5,787	153,124

Capital Markets - 1.9%
Affiliated Managers Group, Inc.*	5,078	211,803
Apollo Investment Corp.	17,535	61,022
Eaton Vance Corp.	14,439	329,931
Jefferies Group, Inc.	15,159	209,194
Raymond James Financial, Inc.	12,116	238,685
SEI Investments Co.	16,531	201,844
Waddell & Reed Financial, Inc.	10,483	189,428

		1,441,907

EQUITY SECURITIES - 99.1%	SHARES	VALUE

Chemicals - 3.8%
Airgas, Inc.	10,044	339,588
Albemarle Corp.	11,271	245,370
Ashland, Inc.	8,155	84,241
Cabot Corp.	8,088	85,005
Cytec Industries, Inc.	5,824	87,476
FMC Corp.	8,956	386,362
Lubrizol Corp.	8,377	284,902
Minerals Technologies, Inc.	2,309	74,003
Olin Corp.	9,578	136,678
RPM International, Inc.	15,861	201,911
Scotts Miracle-Gro Co.	5,415	187,901
Sensient Technologies Corp.	6,006	141,141
Terra Industries, Inc.	12,315	345,928
Valspar Corp.	12,355	246,729

		2,847,235

Commercial Banks - 3.8%
Associated Banc-Corp.	15,789	243,782
BancorpSouth, Inc.	8,939	186,289
Bank of Hawaii Corp.	5,890	194,252
Cathay General Bancorp	6,100	63,623
City National Corp.	5,003	168,951
Colonial BancGroup, Inc.	24,920	22,428
Commerce Bancshares, Inc.	8,155	296,026
Cullen/Frost Bankers, Inc.	7,334	344,258
FirstMerit Corp.	10,039	182,710
Fulton Financial Corp.	21,633	143,427
International Bancshares Corp.	6,270	48,906
PacWest Bancorp	3,018	43,248
SVB Financial Group*	4,054	81,120
Synovus Financial Corp.	34,599	112,447
TCF Financial Corp.	13,880	163,229
Trustmark Corp.	6,010	110,464
Valley National Bancorp	16,678	206,307
Webster Financial Corp.	6,479	27,536
Westamerica Bancorporation	3,571	162,695
Wilmington Trust Corp.	8,537	82,723

		2,884,421

Commercial Services & Supplies - 1.7%
Brink’s Co.	4,998	132,247
Clean Harbors, Inc.*	2,493	119,664
Copart, Inc.*	7,831	232,267
Corrections Corp. of America*	14,818	189,819
Deluxe Corp.	6,353	61,179
Herman Miller, Inc.	6,631	70,686
HNI Corp.	5,451	56,690
Mine Safety Appliances Co.	3,662	73,313

EQUITY SECURITIES - 99.1%	SHARES	VALUE

Rollins, Inc.	5,099	87,448
Waste Connections, Inc.*	9,855	253,275

		1,276,588

Communications Equipment - 1.4%
3Com Corp.*	47,771	147,612
ADC Telecommunications, Inc.*	11,889	52,193
Adtran, Inc.	6,773	109,790
Avocent Corp.*	5,655	68,652
CommScope, Inc.*	8,964	101,831
F5 Networks, Inc.*	9,806	205,436
Palm, Inc.*	16,574	142,868
Plantronics, Inc.	6,032	72,806
Polycom, Inc.*	10,324	158,886

		1,060,074

Computers & Peripherals - 1.2%
Diebold, Inc.	8,172	174,472
Imation Corp.	3,713	28,404
NCR Corp.*	19,509	155,097
Western Digital Corp.*	27,496	531,773

		889,746

Construction & Engineering - 2.6%
AECOM Technology Corp.*	11,247	293,322
Dycom Industries, Inc.*	4,852	28,093
Granite Construction, Inc.	4,059	152,131
KBR, Inc.	19,972	275,813
Quanta Services, Inc.*	24,083	516,580
Shaw Group, Inc.*	10,318	282,817
URS Corp.*	10,494	424,063

		1,972,819

Construction Materials - 0.5%
Martin Marietta Materials, Inc.	5,114	405,540

Consumer Finance - 0.1%
AmeriCredit Corp.*	16,213	95,008

Containers & Packaging - 1.2%
AptarGroup, Inc.	8,367	260,548
Greif, Inc.	4,220	140,484
Packaging Corp of America	12,659	164,820
Sonoco Products Co.	12,329	258,663
Temple-Inland, Inc.	13,097	70,331

		894,846

Distributors - 0.3%
LKQ Corp.*	17,284	246,643

EQUITY SECURITIES - 99.1%	SHARES	VALUE
Diversified Consumer Services - 2.7%
Brink’s Home Security Holdings, Inc.*	5,036	113,814
Career Education Corp.*	9,090	217,796
Corinthian Colleges, Inc.*	10,649	207,123
DeVry, Inc.	7,616	366,939
ITT Educational Services, Inc.*	3,884	471,595
Matthews International Corp.	3,811	109,795
Regis Corp.	5,312	76,758
Service Corp.International/US	31,706	110,654
Sotheby’s	8,298	74,682
Strayer Education, Inc.	1,740	312,974

		2,062,130

Diversified Telecommunication Services - 0.1%
Cincinnati Bell, Inc.*	28,147	64,738

Electric Utilities - 1.7%
DPL, Inc.	14,336	323,133
Great Plains Energy, Inc.	14,702	198,036
Hawaiian Electric Industries, Inc.	11,192	153,778
IDACORP, Inc.	5,794	135,348
NV Energy, Inc.	28,942	271,765
Westar Energy, Inc.	13,388	234,692

		1,316,752

Electrical Equipment - 1.7%
AMETEK, Inc.	13,186	412,326
Hubbell, Inc., Class B	6,966	187,803
Roper Industries, Inc.	11,091	470,813
Thomas & Betts Corp.*	6,584	164,732
Woodward Governor Co.	6,743	75,387

		1,311,061

Electronic Equipment & Instruments - 2.2%
Arrow Electronics, Inc.*	14,751	281,154
Avnet, Inc.*	18,533	324,513
Ingram Micro, Inc.*	19,951	252,181
Itron, Inc.*	4,551	215,490
National Instruments Corp.	6,896	128,610
Tech Data Corp.*	6,178	134,557
Trimble Navigation Ltd.*	14,710	224,769
Vishay Intertechnology, Inc.*	22,984	79,984

		1,641,258

Energy Equipment & Services - 3.0%
Exterran Holdings, Inc.*	7,617	122,024
FMC Technologies, Inc.*	15,527	487,082
Helix Energy Solutions Group, Inc.*	12,152	62,461
Helmerich & Payne, Inc.	13,009	296,215
Oceaneering International, Inc.*	6,735	248,320

EQUITY SECURITIES - 99.1%	SHARES	VALUE

Patterson-UTI Energy, Inc.	18,910	169,434
Pride International, Inc.*	21,439	385,473
Superior Energy Services, Inc.*	9,640	124,260
Tidewater, Inc.	6,355	235,961
Unit Corp.*	5,825	121,859

		2,253,089

Food & Staples Retailing - 0.5%
BJ’s Wholesale Club, Inc.*	7,270	232,567
Ruddick Corp.	4,853	108,950

		341,517

Food Products - 1.5%
Corn Products International, Inc.	9,232	195,718
Flowers Foods, Inc.	9,769	229,376
Lancaster Colony Corp.	2,453	101,751
Ralcorp Holdings, Inc.*	6,987	376,460
Smithfield Foods, Inc.*	14,690	138,967
Tootsie Roll Industries, Inc.	3,287	71,388

		1,113,660

Gas Utilities - 2.2%
AGL Resources, Inc.	9,492	251,823
Energen Corp.	8,840	257,509
National Fuel Gas Co.	9,821	301,210
Oneok, Inc.	12,999	294,167
UGI Corp.	13,338	314,910
WGL Holdings, Inc.	6,191	203,065

		1,622,684

Health Care Equipment & Supplies - 4.3%
Beckman Coulter, Inc.	7,804	398,082
Edwards Lifesciences Corp.*	6,901	418,408
Gen-Probe, Inc.*	6,464	294,629
Hill-Rom Holdings, Inc.	7,705	76,202
Hologic, Inc.*	31,677	414,652
IDEXX Laboratories, Inc.*	7,303	252,538
Immucor, Inc.*	8,690	218,554
Kinetic Concepts, Inc.*	6,794	143,489
Masimo Corp.*	5,955	172,576
ResMed, Inc.*	9,373	331,242
STERIS Corp.	7,218	168,035
Teleflex, Inc.	4,892	191,228
Thoratec Corp.*	6,968	179,008

		3,258,643

Health Care Providers & Services - 3.2%
Community Health Systems, Inc.*	11,303	173,388
Health Management Associates, Inc.*	30,461	78,589
Health Net, Inc.*	12,819	185,619

EQUITY SECURITIES - 99.1%	SHARES	VALUE

Henry Schein, Inc.*	11,037	441,590
Kindred Healthcare, Inc.*	3,687	55,121
LifePoint Hospitals, Inc.*	6,435	134,234
Lincare Holdings, Inc.*	9,195	200,451
Omnicare, Inc.	12,876	315,333
Owens & Minor, Inc.	5,111	169,328
Psychiatric Solutions, Inc.*	6,915	108,773
Universal Health Services, Inc., Class B	6,110	234,258
VCA Antech, Inc.*	10,463	235,941
WellCare Health Plans, Inc.*	5,217	58,691

		2,391,316

Health Care Technology - 0.5%
Cerner Corp.*	8,334	366,446

Hotels, Restaurants & Leisure - 1.8%
Bob Evans Farms, Inc.	3,814	85,510
Boyd Gaming Corp.	7,036	26,244
Brinker International, Inc.	12,585	190,033
Cheesecake Factory*	7,363	84,306
Chipotle Mexican Grill, Inc.*	4,066	269,901
International Speedway Corp.	3,434	75,754
Krispy Kreme Doughnuts, Inc. Warrants (strike price $12.21, expires 3/02/12)*	349	4
Life Time Fitness, Inc.*	4,297	53,970
Panera Bread Co.*	3,818	213,426
Scientific Games Corp.*	8,012	97,026
Wendy’s/Arby’s Group, Inc.	51,689	259,996

		1,356,170

Household Durables - 1.6%
American Greetings Corp.	5,599	28,331
Blyth, Inc.	745	19,467
MDC Holdings, Inc.	4,554	141,811
Mohawk Industries, Inc.*	6,917	206,611
NVR, Inc.*	705	301,564
Ryland Group, Inc.	5,295	88,215
Toll Brothers, Inc.*	16,028	291,068
Tupperware Brands Corp.	7,727	131,282

		1,208,349

Household Products - 1.1%
Church & Dwight Co., Inc.	8,658	452,208
Energizer Holdings, Inc.*	7,209	358,215

		810,423

Industrial Conglomerates - 0.2%
Carlisle Co.’s, Inc.	7,523	147,676

Insurance - 5.2%

EQUITY SECURITIES - 99.1%	SHARES	VALUE

American Financial Group, Inc.	9,284	149,008
Arthur J. Gallagher & Co.	11,910	202,470
Brown & Brown, Inc.	14,344	271,245
Everest Re Group Ltd.	7,593	537,584
Fidelity National Financial, Inc.	26,567	518,322
First American Corp.	11,481	304,361
Hanover Insurance Group, Inc.	6,315	181,998
HCC Insurance Holdings, Inc.	14,031	353,441
Horace Mann Educators Corp.	4,816	40,310
Mercury General Corp.	4,388	130,324
Old Republic International Corp.	29,031	314,116
Protective Life Corp.	8,616	45,234
Reinsurance Group of America, Inc.	8,971	290,571
StanCorp Financial Group, Inc.	6,028	137,318
Unitrin, Inc.	6,114	85,474
WR Berkley Corp.	17,144	386,597

		3,948,373

Internet & Catalog Retail - 0.8%
NetFlix, Inc.*	5,150	221,038
priceline.com, Inc.*	5,062	398,784

		619,822

Internet Software & Services - 0.3%
Digital River, Inc.*	4,563	136,069
ValueClick, Inc.*	10,677	90,861

		226,930

IT Services - 3.8%
Acxiom Corp.	8,411	62,241
Alliance Data Systems Corp.*	7,362	272,026
Broadridge Financial Solutions, Inc.	17,339	322,679
DST Systems, Inc.*	5,030	174,138
Gartner, Inc.*	7,295	80,318
Global Payments, Inc.	9,915	331,260
Hewitt Associates, Inc.*	10,320	307,123
Lender Processing Services, Inc.	10,365	317,273
Mantech International Corp.*	2,583	108,228
Metavante Technologies, Inc.*	11,099	221,536
NeuStar, Inc.*	9,169	153,581
SAIC, Inc.*	25,063	467,926
SRA International, Inc.*	5,207	76,543

		2,894,872

Leisure Equipment & Products - 0.1%
Callaway Golf Co.	7,990	57,368

Life Sciences - Tools & Services - 2.1%
Affymetrix, Inc.*	8,661	28,321
Bio-Rad Laboratories, Inc.*	2,356	155,260

EQUITY SECURITIES - 99.1%	SHARES	VALUE

Charles River Laboratories International, Inc.*	8,250	224,484
Covance, Inc.*	7,824	278,769
Mettler-Toledo International, Inc.*	4,144	212,711
Pharmaceutical Product Development, Inc.	14,576	345,743
Techne Corp.	4,630	253,307
Varian, Inc.*	3,580	84,989

		1,583,584

Machinery - 4.1%
AGCO Corp.*	11,344	222,342
Bucyrus International, Inc.	9,231	140,127
Crane Co.	5,847	98,697
Donaldson Co., Inc.	9,511	255,275
Federal Signal Corp.	5,857	30,866
Graco, Inc.	7,358	125,601
Harsco Corp.	9,922	219,971
IDEX Corp.	9,923	217,016
Joy Global, Inc.	12,625	268,913
Kennametal, Inc.	9,039	146,522
Lincoln Electric Holdings, Inc.	5,252	166,436
Nordson Corp.	4,148	117,928
Oshkosh Corp.	9,190	61,941
Pentair, Inc.	12,139	263,052
SPX Corp.	6,128	288,077
Terex Corp.*	11,733	108,530
Timken Co.	10,471	146,175
Trinity Industries, Inc.	9,833	89,874
Wabtec Corp.	5,928	156,381

		3,123,724

Marine - 0.1%
Alexander & Baldwin, Inc.	5,067	96,425

Media - 0.9%
Belo Corp.	10,837	6,610
DreamWorks Animation SKG, Inc.*	9,492	205,407
Harte-Hanks, Inc.	4,679	25,033
John Wiley & Sons, Inc.	5,251	156,375
Lamar Advertising Co.*	9,348	91,143
Marvel Entertainment, Inc.*	6,047	160,548
Scholastic Corp.	3,203	48,269

		693,385

Metals & Mining - 1.3%
Carpenter Technology Corp.	5,472	77,264
Cliffs Natural Resources, Inc.	13,994	254,131
Commercial Metals Co.	13,874	160,245
Reliance Steel & Aluminum Co.	7,878	207,428
Steel Dynamics, Inc.	20,006	176,253
Worthington Industries, Inc.	7,381	64,288

EQUITY SECURITIES - 99.1%	SHARES	VALUE

		939,609

Multiline Retail - 0.8%
99 Cents Only Stores*	5,788	53,481
Dollar Tree, Inc.*	11,203	499,093
Saks, Inc.*	17,495	32,716

		585,290

Multi-Utilities - 2.4%
Alliant Energy Corp.	13,655	337,142
Black Hills Corp.	4,780	85,514
MDU Resources Group, Inc.	22,706	366,475
NSTAR	13,205	420,975
OGE Energy Corp.	11,704	278,789
PNM Resources, Inc.	10,653	87,994
Vectren Corp.	9,984	210,563

		1,787,452

Office Electronics - 0.2%
Zebra Technologies Corp.*	7,481	142,289

Oil, Gas & Consumable Fuels - 3.6%
Arch Coal, Inc.	17,662	236,141
Bill Barrett Corp.*	4,556	101,325
Cimarex Energy Co.	10,295	189,222
Comstock Resources, Inc.*	5,736	170,933
Denbury Resources, Inc.*	30,683	455,949
Encore Acquisition Co.*	6,400	148,928
Forest Oil Corp.*	11,974	157,458
Frontier Oil Corp.	12,807	163,802
Mariner Energy, Inc.*	11,123	86,203
Newfield Exploration Co.*	16,402	372,325
Overseas Shipholding Group, Inc.	2,953	66,945
Patriot Coal Corp.*	7,817	29,001
Plains Exploration & Production Co.*	13,266	228,573
Quicksilver Resources, Inc.*	13,962	77,350
Southern Union Co.	15,292	232,744

		2,716,899

Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	11,207	24,992

Personal Products - 0.4%
Alberto-Culver Co.	10,537	238,242
NBTY, Inc.*	6,778	95,434

		333,676

Pharmaceuticals - 1.3%
Endo Pharmaceuticals Holdings, Inc.*	14,415	254,857
Medicis Pharmaceutical Corp.	6,993	86,503

EQUITY SECURITIES - 99.1%	SHARES	VALUE

Perrigo Co.	9,573	237,698
Sepracor, Inc.*	13,484	197,675
Valeant Pharmaceuticals International*	10,150	180,569

		957,302

Professional Services - 1.5%
Corporate Executive Board Co.	4,195	60,828
FTI Consulting, Inc.*	6,314	312,417
Kelly Services, Inc.	3,386	27,257
Korn/Ferry International*	5,532	50,120
Manpower, Inc.	9,678	305,147
MPS Group, Inc.*	11,218	66,747
Navigant Consulting, Inc.*	5,842	76,355
Watson Wyatt Worldwide, Inc.	5,257	259,538

		1,158,409

Real Estate Investment Trusts - 5.0%
Alexandria Real Estate Equities, Inc.	4,863	177,013
AMB Property Corp.*	17,136	246,758
BRE Properties, Inc.	6,318	124,022
Camden Property Trust	6,586	142,126
Cousins Properties, Inc.	5,380	34,647
Duke Realty Corp.	18,342	100,881
Equity One, Inc.	4,119	50,211
Essex Property Trust, Inc.	3,313	189,967
Federal Realty Investment Trust	7,291	335,386
Highwoods Properties, Inc.	7,859	168,340
Hospitality Properties Trust	11,584	139,008
Liberty Property Trust	12,518	237,091
Macerich Co.	9,515	59,564
Mack-Cali Realty Corp.	8,204	162,521
Nationwide Health Properties, Inc.	12,642	280,526
Omega Healthcare Investors, Inc.	10,214	143,813
Potlatch Corp.	4,909	113,840
Rayonier, Inc.	9,745	294,494
Realty Income Corp.	12,891	242,609
Regency Centers Corp.	8,654	229,937
SL Green Realty Corp.	7,072	76,378
UDR, Inc.	18,370	158,166
Weingarten Realty Investors	9,580	91,201

		3,798,499

Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc.	4,266	99,227

Road & Rail - 1.1%
Con-way, Inc.	5,702	102,237
JB Hunt Transport Services, Inc.	10,126	244,138
Kansas City Southern*	11,287	143,458
Landstar System, Inc.	6,385	213,706

EQUITY SECURITIES - 99.1%	SHARES	VALUE

Werner Enterprises, Inc.	5,304	80,196
YRC Worldwide, Inc.*	7,329	32,907

		816,642

Semiconductors & Semiconductor Equipment - 2.1%
Atmel Corp.*	55,382	201,037
Cree, Inc.*	10,931	257,206
Fairchild Semiconductor International, Inc.*	15,412	57,487
Integrated Device Technology, Inc.*	20,345	92,570
International Rectifier Corp.*	8,925	120,577
Intersil Corp.	15,029	172,833
Lam Research Corp.*	15,505	353,049
RF Micro Devices, Inc.*	32,261	42,907
Semtech Corp.*	7,469	99,711
Silicon Laboratories, Inc.*	5,528	145,939

		1,543,316

Software - 2.9%
ACI Worldwide, Inc.*	4,316	80,925
Advent Software, Inc.*	2,050	68,285
ANSYS, Inc.*	11,048	277,305
Cadence Design Systems, Inc.*	32,683	137,269
FactSet Research Systems, Inc.	5,179	258,898
Fair Isaac Corp.	6,032	84,870
Jack Henry & Associates, Inc.	10,372	169,271
Macrovision Solutions Corp.*	10,102	179,715
Mentor Graphics Corp.*	11,387	50,558
Parametric Technology Corp.*	14,277	142,484
Sybase, Inc.*	10,178	308,292
Synopsys, Inc.*	17,717	367,273
Wind River Systems, Inc.*	8,389	53,690

		2,178,835

Specialty Retail - 4.9%
Advance Auto Parts, Inc.	11,734	482,033
Aeropostale, Inc.*	8,246	219,014
American Eagle Outfitters, Inc.	25,464	311,679
AnnTaylor Stores Corp.*	7,035	36,582
Barnes & Noble, Inc.	4,577	97,856
Carmax, Inc.*	27,223	338,654
Chico’s FAS, Inc.*	21,898	117,592
Coldwater Creek, Inc.*	5,829	14,631
Collective Brands, Inc.*	7,869	76,644
Dick’s Sporting Goods, Inc.*	10,509	149,963
Foot Locker, Inc.	19,107	200,241
Guess ?, Inc.	7,426	156,540
J Crew Group, Inc.*	6,389	84,207
PetSmart, Inc.	15,716	329,407
Rent-A-Center, Inc.*	8,150	157,866
Ross Stores, Inc.	15,995	573,901

EQUITY SECURITIES - 99.1%	SHARES	VALUE

Urban Outfitters, Inc.*	14,099	230,801
Williams-Sonoma, Inc.	10,673	107,584

		3,685,195

Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc.*	11,561	110,639
Phillips-Van Heusen Corp.	6,338	143,746
Timberland Co.*	5,689	67,927
Under Armour, Inc.*	4,492	73,803
Warnaco Group, Inc.*	5,764	138,336

		534,451

Thrifts & Mortgage Finance - 1.4%
Astoria Financial Corp.	10,071	92,552
First Niagara Financial Group, Inc.	14,655	159,740
New York Community Bancorp, Inc.	42,606	475,909
NewAlliance Bancshares, Inc.	13,241	155,449
Washington Federal, Inc.	10,875	144,529

		1,028,179

Tobacco - 0.1%
Universal Corp.	3,089	92,423

Trading Companies & Distributors - 0.4%
GATX Corp.	6,005	121,481
MSC Industrial Direct Co.	5,541	172,159
United Rentals, Inc.*	7,311	30,779

		324,419

Water Utilities - 0.4%
Aqua America, Inc.	16,710	334,200

Wireless Telecommunication Services - 0.6%
Syniverse Holdings, Inc.*	6,426	101,274
Telephone & Data Systems, Inc.	12,472	330,633

		431,907

Total Equity Securities (Cost $108,746,993)		74,847,305

	PRINCIPAL
U.S. TREASURY - 0.2%	AMOUNT

United States Treasury Bills, 7/9/09 #	$100,000	99,946

Total U.S. Treasury (Cost $99,946)		99,946

TOTAL INVESTMENTS (Cost $108,846,939) - 99.3%		74,947,251
Other assets and liabilities, net - 0.7%		560,467

NET ASSETS - 100%		$75,507,718

UNDERLYING
			FACE	UNREALIZED
	NUMBER OF	EXPIRATION	AMOUNT AT	APPRECIATION
FUTURES	CONTRACTS	DATE	VALUE	(DEPRECIATION)

Purchased:
E-Mini S&P MidCap 400 Index #	10	6/09	$487,900	($10,270)

(b)	This security was valued by the Board of Directors. See note A.

*	Non-income producing security.

#	Futures collateralized by 100,000 units of U.S. Treasury Bills.
Abbreviations:
LLC: Limited Liability Corporation
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
SUMMIT RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2009

EQUITY SECURITIES - 96.8%	SHARES	VALUE

Aerospace & Defense - 1.8%
AAR Corp.*	2,939	$36,855
Aerovironment, Inc.*	817	17,075
American Science & Engineering, Inc.	688	38,390
Applied Signal Technology, Inc.	1,004	20,311
Argon ST, Inc.*	1,043	19,786
Ascent Solar Technologies, Inc.*	595	2,416
Axsys Technologies, Inc.*	662	27,830
Ceradyne, Inc.*	1,989	36,061
Cubic Corp.	1,242	31,460
Curtiss-Wright Corp.	3,382	94,865
Ducommun, Inc.	842	12,243
DynCorp International, Inc.*	1,972	26,287
Esterline Technologies Corp.*	2,212	44,660
GenCorp, Inc.*	4,542	9,629
HEICO Corp.	1,674	40,678
Herley Industries, Inc.*	1,076	12,869

EQUITY SECURITIES - 96.8%	SHARES	VALUE

Hexcel Corp.*	7,265	47,731
Ladish Co., Inc.*	1,161	8,429
LMI Aerospace, Inc.*	692	5,010
Moog, Inc.*	3,219	73,618
Orbital Sciences Corp.*	4,429	52,661
Stanley, Inc.*	704	17,875
Taser International, Inc.*	4,987	23,339
Teledyne Technologies, Inc.*	2,670	71,236
TransDigm Group, Inc.*	2,517	82,658
Triumph Group, Inc.	1,247	47,635

		901,607

Air Freight & Logistics - 0.2%
Atlas Air Worldwide Holdings, Inc.*	1,005	17,437
Dynamex, Inc.*	725	9,483
Forward Air Corp.	2,184	35,446
HUB Group, Inc.*	2,796	47,532
Pacer International, Inc.	2,628	9,198
Park-Ohio Holdings Corp.*	651	2,122

		121,218

Airlines - 0.7%
Airtran Holdings, Inc.*	9,320	42,406
Alaska Air Group, Inc.*	2,713	47,667
Allegiant Travel Co.*	1,028	46,733
Hawaiian Holdings, Inc.*	3,167	11,813
JetBlue Airways Corp.*	13,078	47,735
Republic Airways Holdings, Inc.*	2,785	18,047
Skywest, Inc.	4,416	54,935
UAL Corp.*	10,903	48,846
US Airways Group, Inc.*	8,629	21,831

		340,013

Auto Components - 0.3%
American Axle & Manufacturing Holdings, Inc.	3,670	4,844
Amerigon, Inc.*	1,764	6,527
ArvinMeritor, Inc.	5,568	4,399
Cooper Tire & Rubber Co.	4,451	17,982
Dana Holding Corp.*	7,887	3,628
Dorman Products, Inc.*	875	8,164
Drew Industries, Inc.*	1,570	13,628
Exide Technologies*	5,697	17,091
Fuel Systems Solutions, Inc.*	914	12,321
Hayes Lemmerz International, Inc.*	7,710	1,426
Lear Corp.*	5,107	3,830
Modine Manufacturing Co.	2,571	6,427
Quantum Fuel Systems Technologies Worldwide, Inc.*	5,527	4,422

EQUITY SECURITIES - 96.8%	SHARES	VALUE

Raser Technologies, Inc.*	3,590	15,042
Spartan Motors, Inc.	2,476	9,954
Stoneridge, Inc.*	1,166	2,460
Superior Industries International, Inc.	1,837	21,768
Tenneco, Inc.*	3,714	6,054
Wonder Auto Technology, Inc.*	1,171	4,192

		164,159

Automobiles - 0.0%
Winnebago Industries, Inc.	2,287	12,144

Beverages - 0.1%
Boston Beer Co., Inc.*	659	13,747
Coca Cola Bottling Co. Consolidated	327	17,020
National Beverage Corp.*	857	7,859

		38,626

Biotechnology - 5.2%
Acadia Pharmaceuticals, Inc.*	2,404	2,284
Acorda Therapeutics, Inc.*	2,801	55,488
Affymax, Inc.*	836	13,468
Alexion Pharmaceuticals, Inc.*	6,253	235,488
Alkermes, Inc.*	7,227	87,663
Allos Therapeutics, Inc.*	4,221	26,086
Alnylam Pharmaceuticals, Inc.*	2,695	51,313
Amicus Therapeutics, Inc.*	333	3,040
Arena Pharmaceuticals, Inc.*	5,884	17,711
Ariad Pharmaceuticals, Inc.*	5,295	6,301
Arqule, Inc.*	2,994	12,395
Array Biopharma, Inc.*	3,610	9,530
Celera Corp.*	6,049	46,154
Cell Genesys, Inc.*	6,842	1,983
Celldex Therapeutics, Inc.*	1,190	7,747
Cepheid, Inc.*	4,294	29,629
Cougar Biotechnology, Inc.*	1,128	36,322
Cubist Pharmaceuticals, Inc.*	4,263	69,743
CV Therapeutics, Inc.*	4,846	96,338
Cytokinetics, Inc.*	2,652	4,508
Cytori Therapeutics, Inc.*	1,587	2,730
Dendreon Corp.*	7,042	29,576
Dyax Corp.*	4,431	11,122
Emergent Biosolutions, Inc.*	1,079	14,577
Enzon Pharmaceuticals, Inc.*	3,565	21,640
Facet Biotech Corp.*	1,805	17,147
Genomic Health, Inc.*	1,110	27,062
Geron Corp.*	6,208	27,750
GTx, Inc.*	1,485	15,711

EQUITY SECURITIES - 96.8%	SHARES	VALUE

Halozyme Therapeutics, Inc.*	4,606	25,149
Human Genome Sciences, Inc.*	10,234	8,494
Idenix Pharmaceuticals, Inc.*	1,994	6,141
Idera Pharmaceuticals, Inc.*	1,638	10,598
Immunogen, Inc.*	3,843	27,285
Immunomedics, Inc.*	5,207	4,999
Incyte Corp Ltd.*	5,745	13,443
InterMune, Inc.*	2,644	43,467
Isis Pharmaceuticals, Inc.*	6,829	102,503
Lexicon Pharmaceuticals, Inc.*	6,399	6,975
Ligand Pharmaceuticals, Inc., Class B*	6,547	19,510
MannKind Corp.*	4,069	14,160
Marshall Edwards, Inc.*	1,542	617
Martek Biosciences Corp.*	2,488	45,406
Maxygen, Inc.*	2,071	14,083
Medarex, Inc.*	9,644	49,474
Medivation, Inc.*	1,931	35,279
Metabolix, Inc.*	1,513	10,319
Molecular Insight Pharmaceuticals, Inc.*	1,409	5,016
Momenta Pharmaceuticals, Inc.*	1,956	21,536
Myriad Genetics, Inc.*	6,848	311,379
Nabi Biopharmaceuticals*	4,129	15,277
Nanosphere, Inc.*	1,028	5,109
Neurocrine Biosciences, Inc.*	2,921	10,370
Novavax, Inc.*	4,156	4,239
NPS Pharmaceuticals, Inc.*	3,762	15,800
Onyx Pharmaceuticals, Inc.*	4,201	119,939
Opko Health, Inc.*	3,824	3,748
Orexigen Therapeutics, Inc.*	1,597	4,168
OSI Pharmaceuticals, Inc.*	4,322	165,360
Osiris Therapeutics, Inc.*	1,190	16,422
PDL BioPharma, Inc.	9,026	63,904
Pharmasset, Inc.*	1,247	12,233
Progenics Pharmaceuticals, Inc.*	2,122	13,984
Protalix BioTherapeutics, Inc.*	859	1,718
Regeneron Pharmaceuticals, Inc.*	4,687	64,962
Repligen Corp.*	2,475	11,855
Rexahn Pharmaceuticals, Inc.*	2,327	1,629
Rigel Pharmaceuticals, Inc.*	2,762	16,959
Sangamo Biosciences, Inc.*	2,918	12,343
Savient Pharmaceuticals, Inc.*	4,105	20,320
Seattle Genetics, Inc.*	4,582	45,178
Synta Pharmaceuticals Corp.*	1,334	2,855
Targacept, Inc.*	1,445	3,873
Theravance, Inc.*	3,910	66,470
United Therapeutics Corp.*	1,999	132,114
XOMA Ltd.*	10,163	5,386

EQUITY SECURITIES - 96.8%	SHARES	VALUE

Zymogenetics, Inc.*	2,991	11,934

		2,604,488

Building Products - 0.5%
AAON, Inc.	1,069	19,370
American Woodmark Corp.	839	14,733
Ameron International Corp.	695	36,599
Apogee Enterprises, Inc.	2,305	25,309
Builders FirstSource, Inc.*	1,267	2,559
China Architectural Engineering, Inc.*	1,486	1,456
Gibraltar Industries, Inc.	2,143	10,115
Griffon Corp.*	3,464	25,980
Insteel Industries, Inc.	1,409	9,807
NCI Building Systems, Inc.*	1,492	3,312
Quanex Building Products Corp.	2,818	21,417
Simpson Manufacturing Co., Inc.	2,818	50,780
Trex Co., Inc.*	1,210	9,232
Universal Forest Products, Inc.	1,258	33,476

		264,145

Capital Markets - 1.8%
Apollo Investment Corp.	10,776	37,500
Ares Capital Corp.	7,352	35,584
BGC Partners, Inc.	2,668	5,896
BlackRock Kelso Capital Corp.	1,036	4,341
Broadpoint Securities Group, Inc.*	1,926	6,356
Calamos Asset Management, Inc.	1,628	7,831
Capital Southwest Corp.	243	18,563
Cohen & Steers, Inc.	1,346	15,021
Diamond Hill Investment Group, Inc.*	164	6,448
Epoch Holding Corp.	804	5,523
Evercore Partners, Inc.	786	12,144
FBR Capital Markets Corp.*	2,395	7,880
FCStone Group, Inc.*	1,809	4,125
GAMCO Investors, Inc.	604	19,721
GFI Group, Inc.	5,267	16,907
Gladstone Capital Corp.	1,681	10,523
Gladstone Investment Corp.	1,760	6,723
Greenhill & Co., Inc.	1,373	101,396
Harris & Harris Group, Inc.*	1,858	6,875
Hercules Technology Growth Capital, Inc.	2,697	13,485
International Assets Holding Corp.*	337	3,434
Kayne Anderson Energy Development Co.	801	7,481
KBW, Inc.*	1,975	40,191
Knight Capital Group, Inc.*	7,105	104,728
Kohlberg Capital Corp.	1,379	4,220
LaBranche & Co., Inc.*	4,089	15,293

EQUITY SECURITIES - 96.8%	SHARES	VALUE

Ladenburg Thalmann Financial Services, Inc.*	7,786	4,127
MCG Capital Corp.	6,026	7,713
MVC Capital, Inc.	1,867	15,701
NGP Capital Resources Co.	1,798	8,936
optionsXpress Holdings, Inc.	3,204	36,429
Patriot Capital Funding, Inc.	1,602	2,932
PennantPark Investment Corp.	1,679	6,296
Penson Worldwide, Inc.*	1,340	8,616
Piper Jaffray Cos*	1,413	36,441
Prospect Capital Corp.	2,094	17,841
Pzena Investment Management, Inc.	491	938
Riskmetrics Group, Inc.*	1,617	23,107
SANDERS MORRIS HARRIS GROUP, Inc.	1,551	6,049
Stifel Financial Corp.*	2,068	89,565
SWS Group, Inc.	1,940	30,128
thinkorswim Group, Inc.*	4,030	34,819
Thomas Weisel Partners Group, Inc.*	1,424	5,098
TradeStation Group, Inc.*	2,561	16,903
US Global Investors, Inc.	1,009	4,914
Virtus Investment Partners, Inc.*	434	2,825
Westwood Holdings Group, Inc.	428	16,731

		894,298

Chemicals - 1.6%
American Vanguard Corp.	1,505	19,415
Arch Chemicals, Inc.	1,882	35,683
Balchem Corp.	1,369	34,403
Calgon Carbon Corp.*	4,133	58,565
Ferro Corp.	3,303	4,723
Flotek Industries, Inc.*	1,806	2,835
GenTek, Inc.*	715	12,505
H.B. Fuller Co.	3,667	47,671
ICO, Inc.*	2,207	4,546
Innophos Holdings, Inc.	833	9,396
Innospec, Inc.	1,864	7,027
Koppers Holdings, Inc.	1,580	22,942
Landec Corp.*	1,849	10,299
LSB Industries, Inc.*	1,385	13,698
Minerals Technologies, Inc.	1,426	45,703
NewMarket Corp.	1,015	44,964
NL Industries, Inc.	532	5,320
Olin Corp.	5,645	80,554
OM Group, Inc.*	2,309	44,610
Penford Corp.	895	3,249
PolyOne Corp.*	7,063	16,316
Quaker Chemical Corp.	819	6,503

EQUITY SECURITIES - 96.8%	SHARES	VALUE

Rockwood Holdings, Inc.*	3,154	25,043
Schulman A, Inc.	2,048	27,750
Sensient Technologies Corp.	3,633	85,375
ShengdaTech, Inc.*	2,402	7,446
Solutia, Inc.*	7,148	13,367
Spartech Corp.	2,435	5,990
Stepan Co.	506	13,814
Westlake Chemical Corp.	1,528	22,355
WR Grace & Co.*	5,455	34,476
Zep, Inc.	1,666	17,043
Zoltek Cos, Inc.*	2,193	14,934

		798,520

Commercial Banks - 6.2%
1st Source Corp.	1,189	21,461
Amcore Financial, Inc.	1,582	2,531
Ameris Bancorp	1,081	5,092
Ames National Corp.	514	8,784
Arrow Financial Corp.	728	17,246
Bancfirst Corp.	557	20,275
Banco Latinoamericano de Exportaciones SA	2,174	20,370
BancTrust Financial Group, Inc.	1,398	8,849
Bank of the Ozarks, Inc.	986	22,757
Banner Corp.	1,191	3,466
Boston Private Financial Holdings, Inc.	4,124	14,475
Bryn Mawr Bank Corp.	548	9,234
Camden National Corp.	614	14,030
Capital City Bank Group, Inc.	939	10,761
Capitol Bancorp Ltd.	1,147	4,760
Cardinal Financial Corp.	1,926	11,055
Cascade Bancorp	1,768	2,882
Cathay General Bancorp	3,762	39,238
Centerstate Banks of Florida, Inc.	736	8,103
Central Pacific Financial Corp.	2,178	12,197
Chemical Financial Corp.	1,801	37,479
Citizens & Northern Corp.	715	13,220
Citizens Republic Bancorp, Inc.*	9,665	14,981
City Bank	1,091	3,600
City Holding Co.	1,220	33,294
CoBiz Financial, Inc.	1,421	7,460
Colonial BancGroup, Inc.	15,251	13,726
Columbia Banking System, Inc.	1,442	9,229
Community Bank System, Inc.	2,502	41,909
Community Trust Bancorp, Inc.	1,136	30,388
CVB Financial Corp.	5,027	33,329
East West Bancorp, Inc.	4,820	22,027
Encore Bancshares, Inc.*	513	4,550

EQUITY SECURITIES - 96.8%	SHARES	VALUE

Enterprise Financial Services Corp.	881	8,599
Farmers Capital Bank Corp.	495	7,757
Financial Institutions, Inc.	874	6,660
First Bancorp	1,145	13,706
First Bancorp	5,394	22,978
First Bancorp, Inc.	691	10,959
First Busey Corp.	1,922	14,915
First Commonwealth Financial Corp.	6,500	57,655
First Community Bancshares, Inc.	723	8,437
First Financial Bancorp	2,841	27,075
First Financial Bankshares, Inc.	1,573	75,771
First Financial Corp.	866	31,955
First Merchants Corp.	1,736	18,731
First Midwest Bancorp, Inc.	3,678	31,594
First South Bancorp, Inc.	641	6,807
FirstMerit Corp.	6,125	111,475
FNB Corp.	6,504	49,886
Frontier Financial Corp.	3,578	3,936
Glacier Bancorp, Inc.	4,640	72,894
Green Bankshares, Inc.	1,045	9,196
Guaranty Bancorp*	4,153	7,268
Hancock Holding Co.	1,947	60,902
Hanmi Financial Corp.	3,128	4,066
Harleysville National Corp.	3,271	19,822
Heartland Financial USA, Inc.	1,017	13,770
Heritage Commerce Corp.	834	4,379
Home Bancshares, Inc.	1,056	21,088
IBERIABANK Corp.	1,215	55,817
Independent Bank Corp.	1,230	18,143
Integra Bank Corp.	1,602	3,028
International Bancshares Corp.	3,847	30,007
Investors Bancorp, Inc.*	3,330	28,205
Lakeland Bancorp, Inc.	1,608	12,912
Lakeland Financial Corp.	975	18,710
MainSource Financial Group, Inc.	1,480	11,899
MB Financial, Inc.	2,625	35,700
Midwest Banc Holdings, Inc.	1,707	1,724
Nara Bancorp, Inc.	1,816	5,339
National Penn Bancshares, Inc.:
Common Stock	6,022	49,983
Fractional Shares (b)*	25,000	5
NBT Bancorp, Inc.	2,430	52,585
Northfield Bancorp, Inc.	1,568	17,138
Old National Bancorp	5,003	55,884
Old Second Bancorp, Inc.	1,095	6,953
Oriental Financial Group, Inc.	1,831	8,935
Pacific Capital Bancorp	3,497	23,675

EQUITY SECURITIES - 96.8%	SHARES	VALUE

Pacific Continental Corp.	850	9,894
PacWest Bancorp	2,170	31,096
Park National Corp.	840	46,830
Peapack Gladstone Financial Corp.	662	11,936
Pennsylvania Commerce Bancorp, Inc.*	413	7,599
Peoples Bancorp, Inc.	821	10,657
Pinnacle Financial Partners, Inc.*	1,707	40,473
Premierwest Bancorp	1,620	6,513
PrivateBancorp, Inc.	1,627	23,526
Prosperity Bancshares, Inc.	2,966	81,120
Provident Bankshares Corp.	2,642	18,626
Renasant Corp.	1,633	20,510
Republic Bancorp, Inc.	737	13,760
S&T Bancorp, Inc.	1,803	38,242
Sandy Spring Bancorp, Inc.	1,309	14,608
Santander BanCorp	295	2,325
SCBT Financial Corp.	813	16,992
Seacoast Banking Corp of Florida	1,181	3,578
Shore Bancshares, Inc.	669	11,206
Sierra Bancorp	592	5,760
Signature Bank*	2,698	76,165
Simmons First National Corp.	1,041	26,223
Smithtown Bancorp, Inc.	784	8,844
South Financial Group, Inc.	5,707	6,278
Southside Bancshares, Inc.	967	18,276
Southwest Bancorp, Inc.	1,158	10,862
State Bancorp, Inc.	1,141	8,786
StellarOne Corp.	1,700	20,247
Sterling BanCorp.	1,434	14,197
Sterling Bancshares, Inc.	5,538	36,219
Sterling Financial Corp.	3,940	8,156
Suffolk Bancorp	763	19,830
Sun Bancorp, Inc.*	1,116	5,792
Susquehanna Bancshares, Inc.	6,509	60,729
SVB Financial Group*	2,266	45,343
SY Bancorp, Inc.	1,009	24,519
Texas Capital Bancshares, Inc.*	2,090	23,533
Tompkins Financial Corp.	466	20,038
TowneBank	1,583	25,850
Trico Bancshares	1,106	18,514
Trustmark Corp.	3,741	68,760
UCBH Holdings, Inc.	8,361	12,625
UMB Financial Corp.	2,357	100,149
Umpqua Holdings Corp.	4,549	41,214
Union Bankshares Corp.	1,075	14,889
United Bankshares, Inc.	2,868	49,444
United Community Banks, Inc.	3,107	12,926

EQUITY SECURITIES - 96.8%	SHARES	VALUE

United Security Bancshares	680	5,005
Univest Corp of Pennsylvania	1,024	17,920
W Holding Co., Inc.	153	1,394
Washington Trust Bancorp, Inc.	909	14,771
WesBanco, Inc.	2,007	45,820
West Bancorporation, Inc.	1,387	10,333
West Coast Bancorp	1,251	2,777
Westamerica Bancorporation	2,201	100,278
Western Alliance Bancorp*	1,441	6,571
Wilshire Bancorp, Inc.	1,534	7,915
Wintrust Financial Corp.	1,785	21,956
Yadkin Valley Financial Corp.	913	6,802

		3,116,882

Commercial Services & Supplies-2.5%
ABM Industries, Inc.	3,302	54,153
ACCO Brands Corp.*	4,316	4,230
American Ecology Corp.	1,232	17,174
American Reprographics Co.*	2,901	10,269
Amrep Corp.*	138	2,167
ATC Technology Corp.*	1,606	17,987
Bowne & Co., Inc.	2,168	6,959
Casella Waste Systems, Inc.*	1,794	3,068
Cenveo, Inc.*	3,827	12,438
Clean Harbors, Inc.*	1,498	71,904
Comfort Systems USA, Inc.	3,152	32,686
Consolidated Graphics, Inc.*	794	10,100
Cornell Cos, Inc.*	886	14,504
Courier Corp.	832	12,621
Deluxe Corp.	3,904	37,595
EnergySolutions, Inc.	2,646	22,888
EnerNOC, Inc.*	771	11,210
Ennis, Inc.	2,050	18,163
Fuel Tech, Inc.*	1,411	14,759
G&K Services, Inc.	1,500	28,365
GEO Group, Inc.:
Common Stock*	3,853	51,052
Escrow (b)*	100,000	12
GeoEye, Inc.*	1,363	26,919
Healthcare Services Group	3,076	46,048
Herman Miller, Inc.	4,245	45,252
HNI Corp.	3,375	35,100
ICT Group, Inc.*	698	3,888
Innerworkings, Inc.*	2,519	10,756
Interface, Inc.	4,032	12,056
Kimball International, Inc., Class B	2,544	16,689
Knoll, Inc.	3,659	22,430

EQUITY SECURITIES - 96.8%	SHARES	VALUE

M&F Worldwide Corp.*	907	10,621
Mcgrath Rentcorp	1,845	29,077
Metalico, Inc.*	1,927	3,276
Mine Safety Appliances Co.	2,344	46,927
Mobile Mini, Inc.*	2,621	30,194
Multi-Color Corp.	757	9,258
PRG-Schultz International, Inc.*	1,195	3,394
Protection One, Inc.*	430	1,372
Rollins, Inc.	3,157	54,142
Schawk, Inc.	1,200	7,248
Standard Parking Corp.*	664	10,890
Standard Register Co.	1,196	5,478
SYKES Enterprises, Inc.*	2,499	41,558
Team, Inc.*	1,399	16,396
Tetra Tech, Inc.*	4,454	90,772
United Stationers, Inc.*	1,769	49,673
Viad Corp.	1,568	22,140
Waste Connections, Inc.*	6,110	157,027
Waste Services, Inc.*	1,892	8,098

		1,270,983

Communications Equipment - 2.9%
3Com Corp.*	30,599	94,551
Acme Packet, Inc.*	2,165	13,142
Adtran, Inc.	4,247	68,844
Airvana, Inc.*	1,921	11,238
Anaren, Inc.*	1,154	12,625
Arris Group, Inc.*	9,262	68,261
Aruba Networks, Inc.*	4,167	13,084
Avanex Corp.*	1,071	1,874
Avocent Corp.*	3,368	40,887
Bel Fuse, Inc., Class B	945	12,701
BigBand Networks, Inc.*	2,619	17,154
Black Box Corp.	1,325	31,283
Blue Coat Systems, Inc.*	2,507	30,109
Bookham, Inc.*	8,027	3,452
Cogo Group, Inc.*	2,053	13,714
Comtech Telecommunications Corp.*	2,126	52,661
DG FastChannel, Inc.*	1,217	22,843
Digi International, Inc.*	2,054	15,754
EMS Technologies, Inc.*	1,243	21,703
Emulex Corp.*	6,377	32,076
Extreme Networks*	6,916	10,512
Finisar Corp.*	31,447	13,837
Globecomm Systems, Inc.*	1,607	9,304
Harmonic, Inc.*	7,112	46,228
Harris Stratex Networks, Inc.*	1,952	7,515

EQUITY SECURITIES - 96.8%	SHARES	VALUE

Hughes Communications, Inc.*	572	6,881
Infinera Corp.*	7,002	51,815
InterDigital, Inc.*	3,427	88,485
Ixia*	3,370	17,423
Loral Space & Communications, Inc.*	930	19,865
MRV Communications, Inc.*	12,231	3,792
Netgear, Inc.*	2,671	32,185
Nextwave Wireless, Inc.*	3,861	618
Oplink Communications, Inc.*	1,714	13,198
Opnext, Inc.*	1,520	2,599
Orbcomm, Inc.*	2,519	3,703
Palm, Inc.*	8,118	69,977
Parkervision, Inc.*	1,832	3,096
PC-Tel, Inc.	1,456	6,261
Plantronics, Inc.	3,698	44,635
Polycom, Inc.*	6,618	101,851
Powerwave Technologies, Inc.*	10,470	6,219
Riverbed Technology, Inc.*	4,237	55,420
Seachange International, Inc.*	2,460	14,071
ShoreTel, Inc.*	3,451	14,874
Sonus Networks, Inc.*	15,482	24,307
Starent Networks Corp.*	2,370	37,470
Sycamore Networks, Inc.*	14,503	38,723
Symmetricom, Inc.*	3,578	12,523
Tekelec*	4,932	65,250
Utstarcom, Inc.*	8,802	6,866
Viasat, Inc.*	1,919	39,954

		1,447,413

Computers & Peripherals - 0.8%
3PAR, Inc.*	2,170	14,257
Adaptec, Inc.*	9,636	23,126
Avid Technology, Inc.*	2,279	20,830
Compellent Technologies, Inc.*	1,125	12,219
Cray, Inc.*	2,516	8,806
Data Domain, Inc.*	2,501	31,438
Electronics for Imaging, Inc.*	4,022	39,416
Hutchinson Technology, Inc.*	1,879	4,885
Hypercom Corp.*	4,135	3,970
Imation Corp.	2,260	17,289
Immersion Corp.*	2,323	6,806
Intermec, Inc.*	4,658	48,443
Intevac, Inc.*	1,729	9,008
Isilon Systems, Inc.*	1,962	4,316
Netezza Corp.*	2,983	20,284
Novatel Wireless, Inc.*	2,483	13,954
Presstek, Inc.*	2,198	4,550

EQUITY SECURITIES - 96.8%	SHARES	VALUE

Quantum Corp.*	16,021	10,734
Rackable Systems, Inc.*	2,362	9,590
Rimage Corp.*	769	10,266
STEC, Inc.*	2,486	18,322
Stratasys, Inc.*	1,645	13,604
Super Micro Computer, Inc.*	1,763	8,674
Synaptics, Inc.*	2,570	68,773

		423,560

Construction & Engineering - 0.9%
Dycom Industries, Inc.*	3,143	18,198
EMCOR Group, Inc.*	5,128	88,048
Furmanite Corp.*	2,902	9,025
Granite Construction, Inc.	2,503	93,812
Great Lakes Dredge & Dock Corp.	3,173	9,551
Insituform Technologies, Inc.*	2,913	45,559
Integrated Electrical Services, Inc.*	617	5,627
Layne Christensen Co.*	1,451	23,318
MasTec, Inc.*	3,651	44,141
Michael Baker Corp.*	583	15,158
Northwest Pipe Co.*	689	19,616
Orion Marine Group, Inc.*	1,719	22,519
Perini Corp.*	3,788	46,592
Pike Electric Corp.*	1,368	12,654
Sterling Construction Co., Inc.*	919	16,395

		470,213

Construction Materials - 0.1%
Headwaters, Inc.*	3,177	9,976
Texas Industries, Inc.	1,765	44,125
United States Lime & Minerals, Inc.*	143	3,912
US Concrete, Inc.*	3,167	6,334

		64,347

Consumer Finance - 0.4%
Advance America Cash Advance Centers, Inc.	3,524	5,956
Advanta Corp., Class B	3,051	2,014
Cardtronics, Inc.*	1,000	1,770
Cash America International, Inc.	2,196	34,389
CompuCredit Corp.*	1,284	3,146
Credit Acceptance Corp.*	474	10,186
Dollar Financial Corp.*	1,931	18,383
Ezcorp, Inc.*	3,404	39,384
First Cash Financial Services, Inc.*	1,582	23,603
First Marblehead Corp.*	5,507	7,104
Nelnet, Inc.*	1,394	12,323
World Acceptance Corp.*	1,289	22,042

EQUITY SECURITIES - 96.8%	SHARES	VALUE

		180,300

Containers & Packaging - 0.4%
AEP Industries, Inc.*	466	7,116
Boise, Inc.*	2,845	1,736
Bway Holding Co.*	596	4,702
Graphic Packaging Holding Co.*	11,515	10,018
Myers Industries, Inc.	2,159	13,256
Rock-Tenn Co.	2,881	77,931
Silgan Holdings, Inc.	1,908	100,246

		215,005

Distributors - 0.0%
Aristotle Corp.*	90	311
Audiovox Corp.*	1,390	4,768
Core-Mark Holding Co., Inc.*	750	13,665

		18,744

Diversified Consumer Services - 1.2%
American Public Education, Inc.*	832	34,994
Capella Education Co.*	1,077	57,081
Coinstar, Inc.*	2,111	69,156
Corinthian Colleges, Inc.*	6,434	125,141
Grand Canyon Education, Inc.*	800	13,808
Jackson Hewitt Tax Service, Inc.	2,266	11,829
K12, Inc.*	500	6,950
Learning Tree International, Inc.*	713	6,039
Lincoln Educational Services Corp.*	319	5,844
Matthews International Corp.	2,361	68,021
Pre-Paid Legal Services, Inc.*	602	17,476
Princeton Review, Inc.*	1,065	4,633
Regis Corp.	3,252	46,991
Sotheby’s	5,094	45,846
Steiner Leisure Ltd.*	1,232	30,073
Stewart Enterprises, Inc.	6,319	20,474
Universal Technical Institute, Inc.*	1,716	20,592

		584,948

Diversified Financial Services - 0.6%
Ampal American Israel*	1,584	2,709
Asset Acceptance Capital Corp.*	1,189	6,314
Compass Diversified Holdings	1,899	16,939
Encore Capital Group, Inc.*	1,065	4,824
Fifth Street Finance Corp.	804	6,223
Financial Federal Corp.	1,924	40,750
Interactive Brokers Group, Inc.*	3,071	49,535

EQUITY SECURITIES - 96.8%	SHARES	VALUE

Life Partners Holdings, Inc.	591	10,083
MarketAxess Holdings, Inc.*	2,470	18,871
Medallion Financial Corp.	1,184	8,773
NewStar Financial, Inc.*	1,906	4,422
PHH Corp.*	4,082	57,352
Pico Holdings, Inc.*	1,225	36,836
Portfolio Recovery Associates, Inc.*	1,145	30,732
Primus Guaranty Ltd.*	1,856	2,914
Resource America, Inc.	783	3,124
Teton Advisors, Inc. (b)*	9	—

		300,401

Diversified Telecommunication - 0.1%
IDT Corp.*	1,435	1,665
Invitel Holdings A/S (ADR)*	384	1,440
Neutral Tandem, Inc.*	1,327	32,657

		35,762

Diversified Telecommunication Services - 0.9%
Alaska Communications Systems Group, Inc.	3,276	21,949
Atlantic Tele-Network, Inc.	726	13,925
Cbeyond, Inc.*	1,909	35,947
Cincinnati Bell, Inc.*	18,446	42,426
Cogent Communications Group, Inc.*	3,576	25,747
Consolidated Communications Holdings, Inc.	1,846	18,940
Fairpoint Communications, Inc.	6,727	5,247
General Communication, Inc.*	3,603	24,068
Global Crossing Ltd.*	2,084	14,588
Globalstar, Inc.*	3,342	1,170
Ibasis, Inc.*	2,561	1,716
Iowa Telecommunications Services, Inc.	2,424	27,779
NTELOS Holdings Corp.	2,257	40,942
PAETEC Holding Corp.*	9,846	14,178
Premiere Global Services, Inc.*	4,678	41,260
Shenandoah Telecommunications Co.	1,784	40,675
tw telecom, Inc.*	11,115	97,256
Vonage Holdings Corp.*	4,093	1,637

		469,450

Electric Utilities - 1.8%
Allete, Inc.	1,972	52,633
Central Vermont Public Service Corp.	824	14,255
Cleco Corp.	4,547	98,624
El Paso Electric Co.*	3,389	47,751
Empire District Electric Co.	2,555	36,894
IDACORP, Inc.	3,421	79,915

EQUITY SECURITIES - 96.8%	SHARES	VALUE

ITC Holdings Corp.	3,738	163,052
MGE Energy, Inc.	1,669	52,356
Portland General Electric Co.	5,700	100,263
UIL Holdings Corp.	1,916	42,765
Unisource Energy Corp.	2,605	73,435
Westar Energy, Inc.	7,925	138,925

		900,868

Electrical Equipment - 1.8%
A.O. Smith Corp.	1,512	38,072
Acuity Brands, Inc.	3,071	69,220
Advanced Battery Technologies, Inc.*	3,310	7,083
Akeena Solar, Inc.*	1,665	1,865
American Superconductor Corp.*	3,180	55,046
AZZ, Inc.*	919	24,252
Baldor Electric Co.	3,465	50,208
Beacon Power Corp.*	7,067	3,322
Belden, Inc.	3,294	41,208
Brady Corp.	3,801	67,012
Capstone Turbine Corp.*	11,601	8,353
China BAK Battery, Inc.*	2,409	4,119
Coleman Cable, Inc.*	552	1,176
Encore Wire Corp.	1,453	31,138
Ener1, Inc.*	2,863	14,802
Energy Conversion Devices, Inc.*	3,411	45,264
EnerSys*	2,077	25,173
Evergreen Solar, Inc.*	10,549	22,469
Franklin Electric Co., Inc.	1,732	38,329
FuelCell Energy, Inc.*	5,465	13,116
Fushi Copperweld, Inc.*	1,149	5,515
GrafTech International Ltd.*	9,055	55,779
GT Solar International, Inc.*	2,291	15,212
Harbin Electric, Inc.*	500	3,075
II-VI, Inc.*	1,848	31,749
LaBarge, Inc.*	972	8,136
LSI Industries, Inc.	1,507	7,791
Medis Technologies Ltd.*	2,122	934
Microvision, Inc.*	4,522	5,833
Orion Energy Systems, Inc.*	723	3,188
Plug Power, Inc.*	6,384	5,554
Polypore International, Inc.*	1,270	5,105
Powell Industries, Inc.*	590	20,833
Power-One, Inc.*	5,945	5,232
PowerSecure International, Inc.*	1,349	4,614
Preformed Line Products Co.	216	8,130
Regal-Beloit Corp.	2,433	74,547

EQUITY SECURITIES - 96.8%	SHARES	VALUE

Ultralife Corp.*	1,001	7,738
Valence Technology, Inc.*	4,040	8,605
Vicor Corp.	1,546	7,560
Woodward Governor Co.	4,441	49,650

		896,007

Electronic Equipment & Instruments - 1.8%
Agilysys, Inc.	1,809	7,779
Anixter International, Inc.*	2,255	71,438
Benchmark Electronics, Inc.*	5,098	57,098
Brightpoint, Inc.*	3,914	16,752
Checkpoint Systems, Inc.*	2,991	26,829
China Security & Surveillance Technology, Inc.*	2,142	8,225
Cogent, Inc.*	3,104	36,938
Cognex Corp.	3,166	42,266
Coherent, Inc.*	1,786	30,809
Comverge, Inc.*	1,739	12,086
CPI International, Inc.*	758	7,125
CTS Corp.	2,681	9,678
Daktronics, Inc.	2,468	16,165
DTS, Inc.*	1,420	34,165
Echelon Corp.*	2,363	19,117
Electro Rent Corp.	1,716	16,542
Electro Scientific Industries, Inc.*	2,161	12,793
Elixir Gaming Technologies, Inc.*	5,396	594
FARO Technologies, Inc.*	1,329	17,862
Gerber Scientific, Inc.*	1,886	4,508
ICx Technologies, Inc.*	1,092	4,423
Insight Enterprises, Inc.*	3,549	10,860
IPG Photonics Corp.*	1,532	12,899
L-1 Identity Solutions, Inc.*	4,904	25,059
Littelfuse, Inc.*	1,644	18,068
Maxwell Technologies, Inc.*	1,454	10,105
Measurement Specialties, Inc.*	1,150	4,704
Mercury Computer Systems, Inc.*	1,813	10,026
Methode Electronics, Inc.	3,028	10,840
MTS Systems Corp.	1,326	30,167
Multi-Fineline Electronix, Inc.*	692	11,653
Newport Corp.*	2,855	12,619
OSI Systems, Inc.*	1,254	19,136
Park Electrochemical Corp.	1,540	26,611
PC Connection, Inc.*	756	2,873
PC Mall, Inc.*	882	4,004
Plexus Corp.*	3,022	41,764
Radisys Corp.*	1,788	10,835
Rofin-Sinar Technologies, Inc.*	2,246	36,206

EQUITY SECURITIES - 96.8%	SHARES	VALUE

Rogers Corp.*	1,359	25,658
Sanmina-SCI Corp.*	40,506	12,354
Scansource, Inc.*	1,992	37,011
Smart Modular Technologies WWH, Inc.*	3,531	4,873
SYNNEX Corp.*	1,387	27,282
Technitrol, Inc.	3,261	5,576
TTM Technologies, Inc.*	3,401	19,726
Universal Display Corp.*	2,305	21,137
Zygo Corp.*	1,269	5,825

		911,063

Energy Equipment & Services - 1.1%
Allis-Chalmers Energy, Inc.*	2,233	4,310
Basic Energy Services, Inc.*	3,128	20,238
Bolt Technology Corp.*	687	4,885
Bristow Group, Inc.*	1,831	39,238
BronCo Drilling Co., Inc.*	2,094	11,014
Cal Dive International, Inc.*	3,522	23,844
CARBO Ceramics, Inc.	1,555	44,224
Complete Production Services, Inc.*	3,628	11,174
Dawson Geophysical Co.*	616	8,316
Dril-Quip, Inc.*	2,341	71,869
ENGlobal Corp.*	2,157	9,793
Geokinetics, Inc.*	381	1,246
Gulf Island Fabrication, Inc.	970	7,770
Gulfmark Offshore, Inc.*	1,707	40,729
Hornbeck Offshore Services, Inc.*	1,756	26,761
ION Geophysical Corp.*	6,405	9,992
Lufkin Industries, Inc.	1,119	42,388
Matrix Service Co.*	2,042	16,785
Mitcham Industries, Inc.*	781	2,976
NATCO Group, Inc.*	1,518	28,736
Natural Gas Services Group, Inc.*	964	8,676
Newpark Resources*	6,789	17,176
OYO Geospace Corp.*	325	4,245
Parker Drilling Co.*	8,555	15,741
PHI, Inc.*	1,087	10,848
Pioneer Drilling Co.*	3,725	12,218
RPC, Inc.	2,311	15,322
Sulphco, Inc.*	4,243	4,540
Superior Well Services, Inc.*	1,316	6,751
T-3 Energy Services, Inc.*	994	11,709
Trico Marine Services, Inc.*	1,011	2,123
Union Drilling, Inc.*	1,119	4,252
Willbros Group, Inc.*	2,941	28,528

		568,417

EQUITY SECURITIES - 96.8%	SHARES	VALUE

Exchange Traded Funds - 0.2%
iShares Russell 2000 Index Fund	2,200	92,268

Food & Staples Retailing - 1.0%
Andersons, Inc.	1,371	19,386
Arden Group, Inc.	92	10,749
Casey’s General Stores, Inc.	3,835	102,241
Great Atlantic & Pacific Tea Co.*	2,811	14,926
Ingles Markets, Inc.	1,002	14,960
Nash Finch Co.	963	27,051
Pantry, Inc.*	1,681	29,602
Pricesmart, Inc.	1,150	20,711
Ruddick Corp.	3,182	71,436
Spartan Stores, Inc.	1,655	25,504
Susser Holdings Corp.*	620	8,333
United Natural Foods, Inc.*	3,239	61,444
Village Super Market, Inc.	510	15,897
Weis Markets, Inc.	879	27,284
Winn-Dixie Stores, Inc.*	4,092	39,120

		488,644

Food Products - 2.1%
AgFeed Industries, Inc.*	1,582	3,575
Alico, Inc.	267	6,408
American Dairy, Inc.*	566	9,571
B&G Foods, Inc.	1,602	8,330
Calavo Growers, Inc.	827	9,941
Cal-Maine Foods, Inc.	1,034	23,151
Chiquita Brands International, Inc.*	3,274	21,707
Darling International, Inc.*	6,173	22,902
Diamond Foods, Inc.	1,210	33,795
Farmer Bros Co.	538	9,576
Flowers Foods, Inc.	5,835	137,006
Fresh Del Monte Produce, Inc.*	3,171	52,068
Green Mountain Coffee Roasters, Inc.*	1,302	62,496
Griffin Land & Nurseries, Inc.	267	9,345
Hain Celestial Group, Inc.*	3,061	43,589
HQ Sustainable Maritime Industries, Inc.*	532	4,070
Imperial Sugar Co.	949	6,823
J&J Snack Foods Corp.	1,068	36,942
Lancaster Colony Corp.	1,521	63,091
Lance, Inc.	2,043	42,535
Lifeway Foods, Inc.*	385	3,080
Omega Protein Corp.*	1,463	3,862
Ralcorp Holdings, Inc.*	4,311	232,277
Reddy Ice Holdings, Inc.	1,424	2,093

EQUITY SECURITIES - 96.8%	SHARES	VALUE

Sanderson Farms, Inc.	1,533	57,564
Smart Balance, Inc.*	4,991	30,146
Synutra International, Inc.*	827	6,790
Tootsie Roll Industries, Inc.	1,853	40,247
TreeHouse Foods, Inc.*	2,360	67,944
Zhongpin, Inc.*	1,470	13,054

		1,063,978

Gas Utilities - 1.6%
Chesapeake Utilities Corp.	543	16,551
Laclede Group, Inc.	1,651	64,356
New Jersey Resources Corp.	3,173	107,818
Nicor, Inc.	3,411	113,347
Northwest Natural Gas Co.	1,999	86,797
Piedmont Natural Gas Co., Inc.	5,630	145,761
South Jersey Industries, Inc.	2,246	78,610
Southwest Gas Corp.	3,275	69,004
WGL Holdings, Inc.	3,747	122,902
		805,146

Health Care Equipment & Supplies - 3.6%
Abaxis, Inc.*	1,727	29,773
Abiomed, Inc.*	2,571	12,598
Accuray, Inc.*	2,876	14,466
Align Technology, Inc.*	4,684	37,144
Alphatec Holdings, Inc.*	1,987	3,517
American Medical Systems Holdings, Inc.*	5,502	61,347
Analogic Corp.	1,015	32,500
Angiodynamics, Inc.*	1,927	21,659
Atrion Corp.	120	10,589
Cantel Medical Corp.*	995	12,806
Cardiac Science Corp.*	1,550	4,665
Conceptus, Inc.*	2,281	26,802
Conmed Corp.*	2,169	31,255
CryoLife, Inc.*	2,218	11,489
Cyberonics, Inc.*	1,892	25,107
Cynosure, Inc.*	762	4,641
DexCom, Inc.*	3,197	13,236
ev3, Inc.*	5,317	37,751
Exactech, Inc.*	562	6,457
Greatbatch, Inc.*	1,733	33,534
Haemonetics Corp.*	1,944	107,076
Hansen Medical, Inc.*	1,359	5,463
ICU Medical, Inc.*	880	28,266
I-Flow Corp.*	1,642	5,993
Immucor, Inc.*	5,297	133,220

EQUITY SECURITIES - 96.8%	SHARES	VALUE

Insulet Corp.*	1,462	5,994
Integra LifeSciences Holdings Corp.*	1,346	33,287
Invacare Corp.	2,424	38,857
IRIS International, Inc.*	1,467	16,914
Kensey Nash Corp.*	576	12,252
Masimo Corp.*	3,479	100,821
Medical Action Industries, Inc.*	1,125	9,326
Meridian Bioscience, Inc.	3,042	55,121
Merit Medical Systems, Inc.*	2,087	25,482
Micrus Endovascular Corp.*	1,240	7,403
Natus Medical, Inc.*	2,084	17,735
Neogen Corp.*	1,148	25,061
NuVasive, Inc.*	2,690	84,412
NxStage Medical, Inc.*	1,958	5,052
OraSure Technologies, Inc.*	3,551	8,984
Orthofix International NV*	1,362	25,224
Orthovita, Inc.*	5,276	14,140
Palomar Medical Technologies, Inc.*	1,454	10,556
Quidel Corp.*	2,123	19,574
RTI Biologics, Inc.*	4,061	11,574
Sirona Dental Systems, Inc.*	1,345	19,260
Somanetics Corp.*	910	13,814
SonoSite, Inc.*	1,339	23,941
Spectranetics Corp.*	2,522	6,381
Stereotaxis, Inc.*	2,011	8,024
STERIS Corp.	4,423	102,967
SurModics, Inc.*	1,167	21,298
Symmetry Medical, Inc.*	2,680	16,911
Synovis Life Technologies, Inc.*	993	13,743
Thoratec Corp.*	4,117	105,766
TomoTherapy, Inc.*	3,263	8,647
TranS1, Inc.*	973	5,926
Vision-Sciences, Inc.*	1,341	1,716
Vnus Medical Technologies, Inc.*	1,037	22,057
Volcano Corp.*	3,564	51,856
West Pharmaceutical Services, Inc.	2,447	80,286
Wright Medical Group, Inc.*	2,809	36,601
Zoll Medical Corp.*	1,579	22,674

		1,800,991

Health Care Providers & Services - 3.2%
Air Methods Corp.*	855	14,458
Alliance Imaging, Inc.*	1,964	13,355
Almost Family, Inc.*	508	9,698
Amedisys, Inc.*	2,003	55,063
AMERIGROUP Corp.*	4,052	111,592
AMN Healthcare Services, Inc.*	2,673	13,632

EQUITY SECURITIES - 96.8%	SHARES	VALUE

AmSurg Corp.*	2,383	37,771
Assisted Living Concepts, Inc.*	874	11,851
Bio-Reference Laboratories, Inc.*	920	19,237
BMP Sunstone Corp.*	1,844	5,956
Capital Senior Living Corp.*	1,797	4,385
CardioNet, Inc.*	359	10,074
Catalyst Health Solutions, Inc.*	2,499	49,530
Centene Corp.*	3,288	59,250
Chemed Corp.	1,716	66,752
Chindex International, Inc.*	880	4,374
Corvel Corp.*	639	12,921
Cross Country Healthcare, Inc.*	2,311	15,137
Emergency Medical Services Corp.*	743	23,323
Emeritus Corp.*	1,569	10,293
Ensign Group, Inc.	663	10,250
Five Star Quality Care, Inc.*	2,536	2,637
Genoptix, Inc.*	663	18,087
Gentiva Health Services, Inc.*	1,922	29,214
Hanger Orthopedic Group, Inc.*	2,361	31,283
Healthsouth Corp.*	6,653	59,079
Healthspring, Inc.*	3,744	31,337
Healthways, Inc.*	2,656	23,293
HMS Holdings Corp.*	1,891	62,214
inVentiv Health, Inc.*	2,633	21,485
IPC The Hospitalist Co., Inc.*	486	9,249
Kindred Healthcare, Inc.*	2,119	31,679
Landauer, Inc.	704	35,679
LHC Group, Inc.*	1,107	24,664
Magellan Health Services, Inc.*	2,861	104,255
Medcath Corp.*	1,268	9,218
Molina Healthcare, Inc.*	1,158	22,025
MWI Veterinary Supply, Inc.*	818	23,297
National Healthcare Corp.	641	25,736
National Research Corp.	137	3,403
Nighthawk Radiology Holdings, Inc.*	1,999	5,397
Odyssey HealthCare, Inc.*	2,610	25,317
Owens & Minor, Inc.	3,107	102,935
PharMerica Corp.*	2,299	38,255
Providence Service Corp.*	972	6,687
PSS World Medical, Inc.*	4,689	67,287
Psychiatric Solutions, Inc.*	4,192	65,940
RadNet, Inc.*	1,700	2,108
RehabCare Group, Inc.*	1,438	25,079
Res-Care, Inc.*	1,872	27,256
Skilled Healthcare Group, Inc.*	1,394	11,445
Sun Healthcare Group, Inc.*	3,246	27,396
Sunrise Senior Living, Inc.*	3,577	2,432

EQUITY SECURITIES - 96.8%	SHARES	VALUE

Triple-S Management Corp., Class B*	1,100	13,552
U.S. Physical Therapy, Inc.*	946	9,157
Universal American Corp.*	2,972	25,173
Virtual Radiologic Corp.*	557	3,894

		1,586,046

Health Care Technology - 0.6%
Allscripts-Misys Healthcare Solutions, Inc.	11,147	114,703
ATHENAHEALTH, Inc.*	1,562	37,660
Computer Programs & Systems, Inc.	736	24,487
Eclipsys Corp.*	4,111	41,685
MedAssets, Inc.*	1,371	19,537
Omnicell, Inc.*	2,427	18,979
Phase Forward, Inc.*	3,233	41,350
Vital Images, Inc.*	1,237	13,941

		312,342

Hotels, Restaurants & Leisure - 2.7%
AFC Enterprises, Inc.*	2,011	9,070
Ambassadors Group, Inc.	1,521	12,351
Ameristar Casinos, Inc.	2,025	25,475
Bally Technologies, Inc.*	4,138	76,222
BJ’s Restaurants, Inc.*	1,387	19,293
Bluegreen Corp.*	1,023	1,780
Bob Evans Farms, Inc.	2,341	52,485
Buffalo Wild Wings, Inc.*	1,347	49,273
California Pizza Kitchen, Inc.*	1,678	21,948
CEC Entertainment, Inc.*	1,524	39,441
Cheesecake Factory*	4,581	52,452
Churchill Downs, Inc.	763	22,936
CKE Restaurants, Inc.	3,962	33,281
Cracker Barrel Old Country Store, Inc.	1,675	47,972
Denny’s Corp.*	7,569	12,640
DineEquity, Inc.	1,387	16,450
Domino’s Pizza, Inc.*	3,125	20,469
Dover Downs Gaming & Entertainment, Inc.	975	2,993
Dover Motorsports, Inc.	1,208	2,235
Einstein Noah Restaurant Group, Inc.*	351	2,046
Gaylord Entertainment Co.*	3,087	25,715
Great Wolf Resorts, Inc.*	2,359	5,496
Isle of Capri Casinos, Inc.*	1,259	6,660
Jack in the Box, Inc.*	4,450	103,640
Krispy Kreme Doughnuts, Inc.:
Common Stock*	4,485	7,176
Warrants (strike price $12.21/share, expires 3/2/12)*	72	1
Landry’s Restaurants, Inc.	929	4,849

EQUITY SECURITIES - 96.8%	SHARES	VALUE

Life Time Fitness, Inc.*	2,632	33,058
Lodgian, Inc.*	1,293	2,715
Luby’s, Inc.*	1,719	8,440
Marcus Corp.	1,614	13,719
Monarch Casino & Resort, Inc.*	1,004	5,181
Morgans Hotel Group Co.*	2,151	6,690
O’Charleys, Inc.	1,444	4,346
Papa John’s International, Inc.*	1,711	39,131
Peet’s Coffee & Tea, Inc.*	1,113	24,063
PF Chang’s China Bistro, Inc.*	1,829	41,848
Pinnacle Entertainment, Inc.*	4,778	33,637
Red Robin Gourmet Burgers, Inc.*	1,342	23,659
Rick’s Cabaret International, Inc.*	481	2,184
Riviera Holdings Corp.*	735	750
Ruby Tuesday, Inc.*	4,183	12,214
Ruth’s Hospitality Group, Inc.*	1,602	1,938
Shuffle Master, Inc.*	4,203	12,063
Six Flags, Inc.*	5,454	1,473
Sonic Corp.*	4,532	45,411
Speedway Motorsports, Inc.	1,075	12,707
Steak N Shake Co.*	2,288	17,320
Texas Roadhouse, Inc.*	3,962	37,758
Town Sports International Holdings, Inc.*	1,394	4,168
Vail Resorts, Inc.*	2,367	48,358
Wendy’s/Arby’s Group, Inc.	30,043	151,116
WMS Industries, Inc.*	3,317	69,358

		1,327,654

Household Durables - 0.9%
American Greetings Corp.	3,697	18,707
Beazer Homes USA, Inc.*	3,012	3,042
Blyth, Inc.	486	12,699
Brookfield Homes Corp.	809	2,791
Cavco Industries, Inc.*	516	12,178
Champion Enterprises, Inc.*	6,189	2,971
CSS Industries, Inc.	624	10,608
Ethan Allen Interiors, Inc.	1,863	20,977
Furniture Brands International, Inc.	3,311	4,867
Helen of Troy Ltd.*	2,285	31,419
Hooker Furniture Corp.	751	6,338
Hovnanian Enterprises, Inc.*	3,696	5,766
iRobot Corp.*	1,426	10,838
La-Z-Boy, Inc.	4,097	5,121
Libbey, Inc.	1,164	1,071
M/I Homes, Inc.	1,117	7,808
Meritage Homes Corp.*	2,327	26,574
National Presto Industries, Inc.	358	21,841

EQUITY SECURITIES - 96.8%	SHARES	VALUE

Palm Harbor Homes, Inc.*	644	1,436
Russ Berrie & Co., Inc.*	1,277	1,686
Ryland Group, Inc.	3,204	53,379
Sealy Corp.*	3,443	5,130
Skyline Corp.	544	10,341
Standard Pacific Corp.*	9,850	8,668
Tempur-Pedic International, Inc.	5,643	41,194
Tupperware Brands Corp.	4,684	79,581
Universal Electronics, Inc.*	1,127	20,399

		427,430

Household Products - 0.1%
Central Garden and Pet Co.*	5,129	38,570
WD-40 Co.	1,247	30,103

		68,673

Independent Power Producers & Energy Traders - 0.1%
Ormat Technologies, Inc.	1,353	37,153
Synthesis Energy Systems, Inc.*	1,536	1,014
US Geothermal, Inc.*	4,942	3,509

		41,676

Industrial Conglomerates - 0.3%
Otter Tail Corp.	2,668	58,830
Raven Industries, Inc.	1,208	25,102
Seaboard Corp.	27	27,270
Standex International Corp.	996	9,163
Tredegar Corp.	1,919	31,337
United Capital Corp.*	143	2,467

		154,169

Insurance - 4.2%
AMBAC Financial Group, Inc.	21,674	16,906
American Equity Investment Life Holding Co.	4,383	18,233
American Physicians Capital, Inc.	636	26,025
American Safety Insurance Holdings Ltd.*	845	9,726
Amerisafe, Inc.*	1,500	22,980
Amtrust Financial Services, Inc.	1,262	12,052
Argo Group International Holdings Ltd.*	2,331	70,233
Aspen Insurance Holdings Ltd.	6,450	144,867
Assured Guaranty Ltd.	4,219	28,563
Baldwin & Lyons, Inc., Class B	684	12,941
Citizens, Inc.*	2,842	20,661
CNA Surety Corp.*	1,333	24,581
Crawford & Co., Class B*	1,827	12,277
Delphi Financial Group, Inc.	3,129	42,116

EQUITY SECURITIES - 96.8%	SHARES	VALUE

Donegal Group, Inc.	916	14,079
eHealth, Inc.*	1,986	31,796
EMC Insurance Group, Inc.	467	9,840
Employers Holdings, Inc.	3,729	35,575
Enstar Group Ltd.*	424	23,880
FBL Financial Group, Inc.	1,022	4,241
First Acceptance Corp.*	1,175	2,844
First Mercury Financial Corp.*	1,158	16,722
Flagstone Reinsurance Holdings Ltd.	2,400	18,696
Fpic Insurance Group, Inc.*	645	23,884
Greenlight Capital Re Ltd.*	2,296	36,667
Hallmark Financial Services*	470	3,257
Harleysville Group, Inc.	987	31,396
Hilltop Holdings, Inc.*	3,404	38,806
Horace Mann Educators Corp.	3,237	27,094
Independence Holding Co.	517	2,590
Infinity Property & Casualty Corp.	1,196	40,580
IPC Holdings Ltd.	4,285	115,866
Kansas City Life Insurance Co.	365	13,085
Maiden Holdings Ltd.	3,915	17,500
Max Capital Group Ltd.	4,275	73,701
Meadowbrook Insurance Group, Inc.	4,186	25,535
Montpelier Re Holdings Ltd.	7,055	91,433
National Financial Partners Corp.	3,148	10,074
National Interstate Corp.	490	8,286
National Western Life Insurance Co.	181	20,453
Navigators Group, Inc.*	999	47,133
NYMAGIC, Inc.	377	4,599
Odyssey Re Holdings Corp.	1,710	64,860
Phoenix Cos, Inc.	8,682	10,158
Platinum Underwriters Holdings Ltd.	4,013	113,809
PMA Capital Corp.*	2,532	10,558
Presidential Life Corp.	1,727	13,453
ProAssurance Corp.*	2,424	113,007
RLI Corp.	1,411	70,832
Safety Insurance Group, Inc.	1,234	38,353
SeaBright Insurance Holdings, Inc.*	1,690	17,677
Selective Insurance Group	4,042	49,151
State Auto Financial Corp.	1,129	19,870
Stewart Information Services Corp.	1,361	26,539
Tower Group, Inc.	2,781	68,496
United America Indemnity Ltd.*	1,435	5,769
United America Indemnity, Ltd*	1,435	673
United Fire & Casualty Co.	1,726	37,903
Validus Holdings Ltd.	4,888	115,748
Zenith National Insurance Corp.	2,814	67,846

		2,096,475

EQUITY SECURITIES - 96.8%	SHARES	VALUE

Internet & Catalog Retail - 0.6%
1-800-FLOWERS.COM, Inc.*	2,081	4,308
Bidz.com, Inc.*	462	1,857
Blue Nile, Inc.*	1,014	30,572
Drugstore.Com*	6,658	7,790
Gaiam, Inc.*	1,432	4,697
NetFlix, Inc.*	3,061	131,378
NutriSystem, Inc.	2,434	34,733
Orbitz Worldwide, Inc.*	2,917	3,763
Overstock.com, Inc.*	1,229	11,245
PetMed Express, Inc.*	1,891	31,164
Shutterfly, Inc.*	1,568	14,692
Stamps.com, Inc.*	1,160	11,252

		287,451

Internet Software & Services - 2.3%
Ariba, Inc.*	6,466	56,448
Art Technology Group, Inc.*	10,262	26,168
AsiaInfo Holdings, Inc.*	2,760	46,506
Bankrate, Inc.*	1,015	25,324
Chordiant Software, Inc.*	2,524	7,648
comScore, Inc.*	1,433	17,325
Constant Contact, Inc.*	1,620	22,664
DealerTrack Holdings, Inc.*	3,221	42,195
Dice Holdings, Inc.*	1,136	3,158
Digital River, Inc.*	2,812	83,854
DivX, Inc.*	2,147	10,799
Earthlink, Inc.*	8,304	54,557
GSI Commerce, Inc.*	1,871	24,510
HSW International, Inc.*	2,222	367
Infospace, Inc.	2,741	14,253
Internap Network Services Corp.*	4,018	10,808
Internet Brands, Inc.*	1,767	10,372
Internet Capital Group, Inc.*	3,084	12,429
j2 Global Communications, Inc.*	3,362	73,594
Keynote Systems, Inc.*	1,035	8,208
Knot, Inc.*	2,250	18,450
Limelight Networks, Inc.*	2,297	7,695
Liquidity Services, Inc.*	1,166	8,150
LoopNet, Inc.*	2,332	14,179
Marchex, Inc., Class B	1,895	6,519
MercadoLibre, Inc.*	1,928	35,764
ModusLink Global Solutions, Inc.*	3,905	10,114
Move, Inc.*	10,225	14,826
NIC, Inc.	3,178	16,526

EQUITY SECURITIES - 96.8%	SHARES	VALUE

Omniture, Inc.*	4,722	62,283
Perficient, Inc.*	2,548	13,759
Rackspace Hosting, Inc.*	1,320	9,887
RealNetworks, Inc.*	7,208	16,795
S1 Corp.*	3,991	20,554
SAVVIS, Inc.*	2,994	18,533
SonicWALL, Inc.*	4,163	18,567
SupportSoft, Inc.*	3,687	7,079
Switch & Data Facilities Co., Inc.*	1,635	14,339
TechTarget, Inc.*	1,109	2,662
Terremark Worldwide, Inc.*	4,212	11,330
TheStreet.com, Inc.	1,451	2,859
United Online, Inc.	5,827	25,988
ValueClick, Inc.*	6,544	55,689
Vignette Corp.*	1,970	13,160
VistaPrint Ltd.*	3,329	91,514
Vocus, Inc.*	1,280	17,011
Web.com Group, Inc.*	2,202	7,311
Websense, Inc.*	3,413	40,956

		1,133,686

IT Services - 1.9%
Acxiom Corp.	4,625	34,225
CACI International, Inc.*	2,282	83,270
Cass Information Systems, Inc.	540	17,512
China Information Security Technology, Inc.*	1,826	5,770
Ciber, Inc.*	4,183	11,420
CSG Systems International, Inc.*	2,639	37,685
Cybersource Corp.*	5,217	77,264
Euronet Worldwide, Inc.*	3,561	46,507
ExlService Holdings, Inc.*	1,131	9,749
Forrester Research, Inc.*	1,175	24,158
Gartner, Inc.*	4,473	49,248
Gevity HR, Inc.	1,842	7,276
Global Cash Access Holdings, Inc.*	3,197	12,212
Hackett Group, Inc.*	3,281	6,628
Heartland Payment Systems, Inc.	1,837	12,142
iGate Corp.	1,744	5,650
infoGROUP, Inc.*	2,634	10,957
Integral Systems, Inc.*	1,350	11,610
Mantech International Corp.*	1,552	65,029
MAXIMUS, Inc.	1,411	56,242
NCI, Inc.*	519	13,494
Ness Technologies, Inc.*	3,125	9,219
Online Resources Corp.*	2,219	9,342
Perot Systems Corp.*	6,539	84,222

EQUITY SECURITIES - 96.8%	SHARES	VALUE

RightNow Technologies, Inc.*	2,216	16,775
Safeguard Scientifics, Inc.*	10,941	6,017
Sapient Corp.*	6,646	29,708
SRA International, Inc.*	3,217	47,290
Syntel, Inc.	1,028	21,156
TeleTech Holdings, Inc.*	2,958	32,213
TNS, Inc.*	1,843	15,076
VeriFone Holdings, Inc.*	5,171	35,163
Virtusa Corp.*	703	4,359
Wright Express Corp.*	2,936	53,494

		962,082

Leisure Equipment & Products - 0.5%
Brunswick Corp.	6,637	22,898
Callaway Golf Co.	5,023	36,065
Jakks Pacific, Inc.*	2,081	25,700
Leapfrog Enterprises, Inc.*	2,658	3,668
Marine Products Corp.	813	3,447
Nautilus, Inc.*	1,816	1,144
Polaris Industries, Inc.	2,492	53,428
Pool Corp.	3,611	48,387
RC2 Corp.*	1,387	7,310
Smith & Wesson Holding Corp.*	2,993	18,018
Steinway Musical Instruments*	547	6,548

		226,613

Life Sciences - Tools & Services - 1.3%
Accelrys, Inc.*	2,135	8,497
Affymetrix, Inc.*	5,532	18,090
Albany Molecular Research, Inc.*	1,866	17,596
AMAG Pharmaceuticals, Inc.*	1,286	47,286
Bio-Rad Laboratories, Inc.*	1,443	95,094
Bruker Corp.*	3,826	23,568
Caliper Life Sciences, Inc.*	3,808	3,770
Cambrex Corp.*	2,197	5,009
Clinical Data, Inc.*	826	8,921
Dionex Corp.*	1,385	65,441
Enzo Biochem, Inc.*	2,561	10,295
eResearchTechnology, Inc.*	3,444	18,115
Exelixis, Inc.*	7,943	36,538
Kendle International, Inc.*	983	20,604
Life Sciences Research, Inc.*	696	4,990
Luminex Corp.*	3,118	56,498
Nektar Therapeutics*	7,363	39,687
Parexel International Corp.*	4,278	41,625
Sequenom, Inc.*	4,585	65,199

EQUITY SECURITIES - 96.8%	SHARES	VALUE

Varian, Inc.*	2,223	52,774

		639,597

Machinery - 2.7%
3D Systems Corp.*	1,362	8,976
Actuant Corp.	4,221	43,603
Alamo Group, Inc.	494	5,266
Albany International Corp.	2,243	20,299
Altra Holdings, Inc.*	2,105	8,167
American Railcar Industries, Inc.	744	5,677
Ampco-Pittsburgh Corp.	660	8,752
Astec Industries, Inc.*	1,365	35,804
Badger Meter, Inc.	1,104	31,895
Barnes Group, Inc.	3,614	38,634
Blount International, Inc.*	3,040	14,045
Briggs & Stratton Corp.	3,751	61,892
Cascade Corp.	723	12,746
Chart Industries, Inc.*	2,150	16,942
China Fire & Security Group, Inc.*	1,116	8,772
CIRCOR International, Inc.	1,274	28,690
CLARCOR, Inc.	3,816	96,125
Colfax Corp.*	1,719	11,810
Columbus McKinnon Corp.*	1,514	13,202
Commercial Vehicle Group, Inc.*	1,717	944
Dynamic Materials Corp.	1,005	9,206
Energy Recovery, Inc.*	1,123	8,535
EnPro Industries, Inc.*	1,532	26,197
ESCO Technologies, Inc.*	1,963	75,968
Federal Signal Corp.	3,631	19,135
Flanders Corp.*	1,282	5,179
Flow International Corp.*	2,995	4,852
Force Protection, Inc.*	5,262	25,258
FreightCar America, Inc.	945	16,566
Gorman-Rupp Co.	1,085	21,483
Graham Corp.	792	7,104
Greenbrier Cos, Inc.	1,305	4,776
Hurco Cos, Inc.*	512	5,443
Kadant, Inc.*	1,111	12,799
Kaydon Corp.	2,618	71,550
Key Technology, Inc.*	449	3,951
K-Tron International, Inc.*	193	11,709
LB Foster Co.*	880	21,850
Lindsay Corp.	902	24,354
Lydall, Inc.*	1,322	3,926
Met-Pro Corp.	1,199	9,772
Middleby Corp.*	1,373	44,526

EQUITY SECURITIES - 96.8%	SHARES	VALUE

Mueller Industries, Inc.	2,808	60,906
Mueller Water Products, Inc.	8,700	28,710
NACCO Industries, Inc.	452	12,285
NN, Inc.	1,264	1,593
Nordson Corp.	2,539	72,184
Omega Flex, Inc.	248	3,995
PMFG, Inc.*	1,034	8,148
RBC Bearings, Inc.*	1,644	25,120
Robbins & Myers, Inc.	2,120	32,160
Sauer-Danfoss, Inc.	885	2,159
Sun Hydraulics Corp.	929	13,573
Tecumseh Products Co.*	1,299	5,871
Tennant Co.	1,256	11,769
Thermadyne Holdings Corp.*	1,066	2,260
Titan International, Inc.	2,604	13,098
Trimas Corp.*	1,166	2,041
Twin Disc, Inc.	694	4,802
Wabash National Corp.	2,447	3,010
Wabtec Corp.	3,661	96,577
Watts Water Technologies, Inc.	2,211	43,247
Xerium Technologies, Inc.*	1,653	1,108

		1,350,996

Marine - 0.1%
American Commercial Lines, Inc.*	2,846	9,022
Eagle Bulk Shipping, Inc.	3,538	15,036
Genco Shipping & Trading Ltd.	1,771	21,854
Horizon Lines, Inc.	2,384	7,224
International Shipholding Corp.	483	9,501
TBS International Ltd.*	835	6,137
Ultrapetrol (Bahamas) Ltd.*	1,992	5,378

		74,152

Media - 1.0%
AH Belo Corp.	1,632	1,599
Arbitron, Inc.	2,061	30,936
Belo Corp.	7,101	4,332
Charter Communications, Inc.*	31,707	659
Cinemark Holdings, Inc.	2,379	22,339
CKX, Inc.*	4,193	17,191
Cox Radio, Inc.*	2,043	8,376
Crown Media Holdings, Inc.*	1,039	2,120
Cumulus Media, Inc.*	2,102	2,123
Dolan Media Co.*	1,747	13,749
Entercom Communications Corp.	2,046	2,251
Entravision Communications Corp.*	4,741	1,233

EQUITY SECURITIES - 96.8%	SHARES	VALUE

Fisher Communications, Inc.	510	4,978
Global Sources Ltd.*	1,249	4,857
Global Traffic Network, Inc.*	944	2,860
Gray Television, Inc.	3,403	1,089
Harte-Hanks, Inc.	2,925	15,649
Interactive Data Corp.	2,759	68,589
Journal Communications, Inc.	3,369	2,527
Knology, Inc.*	2,261	9,315
Lee Enterprises, Inc.	3,545	993
LIN TV Corp.*	2,131	2,387
Live Nation, Inc.*	5,735	15,312
Martha Stewart Living Omnimedia*	2,043	5,087
Marvel Entertainment, Inc.*	3,700	98,235
McClatchy Co.	4,533	2,221
Media General, Inc.	1,822	3,498
Mediacom Communications Corp.*	3,136	12,638
National CineMedia, Inc.	3,352	44,179
Outdoor Channel Holdings, Inc.*	1,282	8,743
Playboy Enterprises, Inc., Class B*	1,700	3,349
Primedia, Inc.	2,008	4,960
RCN Corp.*	3,000	11,100
RHI Entertainment, Inc.*	1,020	1,550
Scholastic Corp.	1,820	27,427
Sinclair Broadcast Group, Inc.	4,175	4,300
Valassis Communications, Inc.*	3,829	6,011
Value Line, Inc.	108	2,953
World Wrestling Entertainment, Inc.	1,691	19,514

		491,229

Metals & Mining - 1.1%
Allied Nevada Gold Corp.*	3,588	20,990
AM Castle & Co.	1,315	11,730
AMCOL International Corp.	1,950	28,938
Brush Engineered Materials, Inc.*	1,625	22,539
China Precision Steel, Inc.*	1,368	1,601
China Direct, Inc.*	544	685
Coeur d’Alene Mines Corp.*	45,924	43,169
Compass Minerals International, Inc.	2,455	138,388
General Moly, Inc.*	4,998	5,298
General Steel Holdings, Inc.*	858	2,257
Haynes International, Inc.*	949	16,911
Hecla Mining Co.*	16,151	32,302
Horsehead Holding Corp.*	2,783	15,307
Kaiser Aluminum Corp.	1,192	27,559
Olympic Steel, Inc.	720	10,922
Royal Gold, Inc.	2,213	103,480

EQUITY SECURITIES - 96.8%	SHARES	VALUE

RTI International Metals, Inc.*	1,832	21,434
Stillwater Mining Co.*	3,229	11,947
Sutor Technology Group Ltd.*	608	851
Universal Stainless & Alloy*	534	5,164
Worthington Industries, Inc.	4,865	42,374

		563,846

Multiline Retail - 0.2%
99 Cents Only Stores*	3,606	33,320
Dillard’s, Inc.	4,322	24,635
Fred’s, Inc.	3,020	34,066
Retail Ventures, Inc.*	2,127	3,233
Tuesday Morning Corp.*	2,412	3,063

		98,317

Multi-Utilities - 0.6%
Avista Corp.	3,985	54,913
Black Hills Corp.	2,906	51,988
CH Energy Group, Inc.	1,195	56,046
NorthWestern Corp.	2,945	63,259
PNM Resources, Inc.	6,528	53,921

		280,127

Oil, Gas & Consumable Fuels - 2.9%
Abraxas Petroleum Corp.*	3,345	3,445
Alon USA Energy, Inc.	803	11,001
American Oil & Gas, Inc.*	2,923	2,251
APCO Argentina, Inc.	305	3,361
Approach Resources, Inc.*	716	4,439
Arena Resources, Inc.*	2,863	72,949
Atlas America, Inc.	2,613	22,864
ATP Oil & Gas Corp.*	2,214	11,358
Berry Petroleum Co.	3,224	35,335
Bill Barrett Corp.*	2,775	61,716
BMB Munai, Inc.*	2,974	1,725
BPZ Resources, Inc.*	4,601	17,024
Brigham Exploration Co.*	3,682	6,996
Callon Petroleum Co.*	1,670	1,820
Cano Petroleum, Inc.*	3,083	1,326
Carrizo Oil & Gas, Inc.*	2,073	18,408
Cheniere Energy, Inc.*	3,868	16,478
Clayton Williams Energy, Inc.*	431	12,602
Clean Energy Fuels Corp.*	1,737	10,578
Comstock Resources, Inc.*	3,449	102,780
Concho Resources, Inc.*	4,187	107,145
Contango Oil & Gas Co.*	996	39,043
Crosstex Energy, Inc.	3,047	4,997

EQUITY SECURITIES - 96.8%	SHARES	VALUE

CVR Energy, Inc.*	1,833	10,155
Delek US Holdings, Inc.	1,057	10,951
Delta Petroleum Corp.*	4,696	5,635
DHT Maritime, Inc.	3,126	12,004
Double Eagle Petroleum Co.*	651	3,366
Endeavour International Corp.*	9,060	7,882
Energy XXI Bermuda Ltd.	9,524	3,571
Evergreen Energy, Inc.*	6,516	9,070
EXCO Resources, Inc.*	11,268	112,680
FX Energy, Inc.*	3,212	8,929
Gasco Energy, Inc.*	7,468	2,913
General Maritime Corp.	3,706	25,942
GeoGlobal Resources, Inc.*	3,027	2,179
GeoMet, Inc.*	1,400	812
Georesources, Inc.*	439	2,950
GMX Resources, Inc.*	1,260	8,190
Golar LNG Ltd.	2,815	9,655
Goodrich Petroleum Corp.*	1,708	33,067
Gran Tierra Energy, Inc.*	16,762	42,073
GreenHunter Energy, Inc.:
Common Stock*	343	652
Warrants (strike price $27.50/share, expire 9/14/11) (b)*	34	—
Gulfport Energy Corp.*	2,090	4,849
Harvest Natural Resources, Inc.*	2,811	9,529
Houston American Energy Corp.	1,188	2,210
International Coal Group, Inc.*	9,632	15,508
James River Coal Co.*	2,101	25,926
Knightsbridge Tankers Ltd.	1,363	19,832
McMoRan Exploration Co.*	4,540	21,338
Meridian Resource Corp.*	6,181	1,298
National Coal Corp.*	2,046	2,783
Nordic American Tanker Shipping	2,798	81,981
Northern Oil And Gas, Inc.*	1,563	5,627
Oilsands Quest, Inc.*	13,143	9,463
Pacific Ethanol, Inc.*	3,524	1,163
Panhandle Oil and Gas, Inc.	584	9,998
Parallel Petroleum Corp.*	3,297	4,220
Penn Virginia Corp.	3,149	34,576
Petroleum Development Corp.*	1,184	13,983
Petroquest Energy, Inc.*	3,456	8,294
PrimeEnergy Corp.*	74	3,693
Quest Resource Corp.*	2,188	685
RAM Energy Resources, Inc.*	2,872	2,097
Rentech, Inc.*	13,209	7,265
Rex Energy Corp.*	1,336	3,834
Rosetta Resources, Inc.*	3,883	19,221
Ship Finance International Ltd.	3,176	20,835

EQUITY SECURITIES - 96.8%	SHARES	VALUE

Stone Energy Corp.*	2,388	7,952
Swift Energy Co.*	2,312	16,878
Teekay Tankers Ltd.	1,100	10,461
Toreador Resources Corp.*	1,348	3,383
Tri-Valley Corp.*	1,787	2,037
TXCO Resources, Inc.*	2,793	1,151
Uranium Resources, Inc.*	3,689	1,734
USEC, Inc.*	8,400	40,320
Vaalco Energy, Inc.*	4,710	24,916
Venoco, Inc.*	1,614	5,294
Warren Resources, Inc.*	4,644	4,458
Western Refining, Inc.	2,379	28,405
Westmoreland Coal Co.*	757	5,428
World Fuel Services Corp.	2,178	68,890

		1,433,832

Paper & Forest Products - 0.3%
AbitibiBowater, Inc.*	4,143	2,279
Buckeye Technologies, Inc.*	3,124	6,654
Clearwater Paper Corp.*	852	6,842
Deltic Timber Corp.	796	31,370
Glatfelter	3,415	21,310
KapStone Paper and Packaging Corp.*	1,429	3,515
Louisiana-Pacific Corp.	7,822	17,443
Mercer International, Inc.*	2,460	1,624
Neenah Paper, Inc.	1,163	4,222
Schweitzer-Mauduit International, Inc.	1,249	23,056
Verso Paper Corp.	1,116	714
Wausau Paper Corp.	3,423	18,005

		137,034

Personal Products - 0.4%
American Oriental Bioengineering, Inc.*	4,918	18,983
Chattem, Inc.*	1,299	72,809
China Sky One Medical, Inc.*	592	6,808
Elizabeth Arden, Inc.*	1,846	10,762
Inter Parfums, Inc.	1,120	6,530
Mannatech, Inc.	1,100	3,663
Nu Skin Enterprises, Inc.	3,742	39,254
Prestige Brands Holdings, Inc.*	2,690	13,934
Schiff Nutrition International, Inc.*	744	3,348
USANA Health Sciences, Inc.*	557	12,455

		188,546

Pharmaceuticals - 1.3%
Acura Pharmaceuticals, Inc.*	651	4,179
Adolor Corp.*	3,668	7,483

EQUITY SECURITIES - 96.8%	SHARES	VALUE

Akorn, Inc.*	4,543	3,907
Alexza Pharmaceuticals, Inc.*	1,900	4,199
Ardea Biosciences, Inc.*	861	8,860
Auxilium Pharmaceuticals, Inc.*	3,113	86,292
Biodel, Inc.*	856	4,460
BioForm Medical, Inc.*	1,743	2,126
BioMimetic Therapeutics, Inc.*	1,057	7,505
Cadence Pharmaceuticals, Inc.*	2,093	19,632
Caraco Pharmaceutical Laboratories Ltd.*	813	2,862
Columbia Laboratories, Inc.*	3,731	5,373
Cypress Bioscience, Inc.*	2,991	21,266
Depomed, Inc.*	3,827	9,032
Discovery Laboratories, Inc.*	7,429	9,063
Durect Corp.*	6,499	14,493
Inspire Pharmaceuticals, Inc.*	3,364	13,658
Javelin Pharmaceuticals, Inc.*	3,921	5,646
Jazz Pharmaceuticals, Inc.*	401	357
KV Pharmaceutical Co.*	2,490	4,109
MAP Pharmaceuticals, Inc.*	623	1,308
Medicines Co.*	3,930	42,601
Medicis Pharmaceutical Corp.	4,279	52,931
MiddleBrook Pharmaceuticals, Inc.*	2,857	3,886
Noven Pharmaceuticals, Inc.*	1,978	18,751
Obagi Medical Products, Inc.*	1,414	7,607
Optimer Pharmaceuticals, Inc.*	1,927	25,417
Pain Therapeutics, Inc.*	2,773	11,647
Par Pharmaceutical Cos, Inc.*	2,752	26,061
Pozen, Inc.*	2,076	12,705
Questcor Pharmaceuticals, Inc.*	4,075	20,049
Salix Pharmaceuticals Ltd.*	3,805	36,147
Sucampo Pharmaceuticals, Inc.*	729	4,469
Valeant Pharmaceuticals International*	4,867	86,584
Viropharma, Inc.*	6,016	31,584
Vivus, Inc.*	5,225	22,572
XenoPort, Inc.*	1,902	36,823

		675,644

Professional Services - 1.6%
Administaff,.Inc.	1,629	34,421
Advisory Board Co.*	1,307	21,670
CBIZ, Inc.*	3,566	24,855
CDI Corp.	1,062	10,323
COMSYS IT Partners, Inc.*	1,102	2,435
CoStar Group, Inc.*	1,479	44,740
CRA International, Inc.*	878	16,577
Duff & Phelps Corp.*	845	13,309

EQUITY SECURITIES - 96.8%	SHARES	VALUE

Exponent, Inc.*	1,115	28,243
First Advantage Corp.*	820	11,300
Heidrick & Struggles International, Inc.	1,302	23,097
Hill International, Inc.*	1,866	5,673
Hudson Highland Group, Inc.*	1,996	2,216
Huron Consulting Group, Inc.*	1,568	66,530
ICF International, Inc.*	530	12,174
Kelly Services, Inc.	1,988	16,003
Kforce, Inc.*	2,497	17,554
Korn/Ferry International*	3,508	31,782
LECG Corp.*	2,037	5,174
MPS Group, Inc.*	7,135	42,453
Navigant Consulting, Inc.*	3,661	47,849
Odyssey Marine Exploration, Inc.*	3,831	12,987
On Assignment, Inc.*	2,712	7,350
Resources Connection, Inc.*	3,449	52,011
School Specialty, Inc.*	1,468	25,822
Spherion Corp.*	4,344	9,035
TrueBlue, Inc.*	3,359	27,712
Volt Information Sciences, Inc.*	1,008	6,703
VSE Corp.	320	8,544
Watson Wyatt Worldwide, Inc.	3,229	159,416

		787,958

Real Estate Investment Trusts - 5.1%
Acadia Realty Trust	2,546	27,013
Agree Realty Corp.	622	9,759
Alexander’s, Inc.	153	26,068
American Campus Communities, Inc.	3,177	55,153
American Capital Agency Corp.	797	13,637
Anthracite Capital, Inc.	4,367	1,485
Anworth Mortgage Asset Corp.	6,952	42,616
Arbor Realty Trust, Inc.	1,131	814
Ashford Hospitality Trust, Inc.	9,540	14,692
Associated Estates Realty Corp.	1,155	6,560
BioMed Realty Trust, Inc.	6,162	41,717
Capital Trust, Inc.	1,306	1,437
CAPLEASE, Inc.	3,566	7,025
Capstead Mortgage Corp.	4,778	51,316
Care Investment Trust, Inc.	1,058	5,777
Cedar Shopping Centers, Inc.	2,890	5,029
Chimera Investment Corp.	10,418	35,004
Cogdell Spencer, Inc.	841	4,289
Colonial Properties Trust	3,589	13,674
Corporate Office Properties Trust	3,219	79,928
Cousins Properties, Inc.	3,291	21,194
DCT Industrial Trust, Inc.	12,974	41,128

EQUITY SECURITIES - 96.8%	SHARES	VALUE

DiamondRock Hospitality Co.	7,195	28,852
DuPont Fabros Technology, Inc.	950	6,536
EastGroup Properties, Inc.	1,882	52,828
Education Realty Trust, Inc.	2,272	7,929
Entertainment Properties Trust	2,520	39,715
Equity Lifestyle Properties, Inc.	1,536	58,522
Equity One, Inc.	2,432	29,646
Extra Space Storage, Inc.	6,017	33,154
FelCor Lodging Trust, Inc.	5,012	6,816
First Industrial Realty Trust, Inc.	3,355	8,220
First Potomac Realty Trust	1,949	14,325
Franklin Street Properties Corp.	4,467	54,944
Friedman Billings Ramsey Group, Inc.*	11,500	2,300
Getty Realty Corp.	1,382	25,360
Glimcher Realty Trust	3,012	4,217
Gramercy Capital Corp.	3,318	3,218
Hatteras Financial Corp.	1,166	29,138
Healthcare Realty Trust, Inc.	4,447	66,661
Hersha Hospitality Trust	3,645	6,925
Highwoods Properties, Inc.	4,807	102,966
Home Properties, Inc.	2,392	73,315
Inland Real Estate Corp.	4,336	30,742
Investors Real Estate Trust	4,339	42,783
Kite Realty Group Trust	1,614	3,954
LaSalle Hotel Properties	3,034	17,719
Lexington Realty Trust	5,753	13,692
LTC Properties, Inc.	1,742	30,555
Maguire Properties, Inc.*	3,047	2,194
Medical Properties Trust, Inc.	5,021	18,327
MFA Mortgage Investments, Inc.	16,821	98,907
Mid-America Apartment Communities, Inc.	1,984	61,167
Mission West Properties, Inc.	1,570	10,048
Monmouth Real Estate Investment Corp.	1,576	10,417
National Health Investors, Inc.	1,685	45,276
National Retail Properties, Inc.	6,006	95,135
Newcastle Investment Corp.	4,206	2,734
NorthStar Realty Finance Corp.	4,815	11,171
Omega Healthcare Investors, Inc.	6,192	87,183
One Liberty Properties, Inc.	637	2,242
Parkway Properties, Inc.	1,218	12,545
Pennsylvania Real Estate Investment Trust	2,669	9,475
Post Properties, Inc.	3,336	33,827
Potlatch Corp.	2,985	69,222
PS Business Parks, Inc.	1,138	41,935
RAIT Financial Trust	4,875	5,948
Ramco-Gershenson Properties Trust	1,254	8,088
Realty Income Corp.	7,660	144,161

EQUITY SECURITIES - 96.8%	SHARES	VALUE

Redwood Trust, Inc.	4,560	69,996
Resource Capital Corp.	1,695	5,153
Saul Centers, Inc.	757	17,388
Senior Housing Properties Trust	9,077	127,260
Sovran Self Storage, Inc.	1,652	33,172
Strategic Hotels & Resorts, Inc.	5,929	4,091
Sun Communities, Inc.	1,309	15,485
Sunstone Hotel Investors, Inc.	4,247	11,170
Tanger Factory Outlet Centers	2,387	73,663
Universal Health Realty Income Trust	945	27,622
Urstadt Biddle Properties, Inc.	1,651	22,156
U-Store-It Trust	3,742	7,559
Washington Real Estate Investment Trust	4,015	69,459
Winthrop Realty Trust	832	5,749

		2,560,272

Real Estate Management & Development - 0.1%
Avatar Holdings, Inc.*	486	7,280
Consolidated-Tomoka Land Co.	432	12,831
Forestar Group, Inc.*	2,692	20,594
FX Real Estate and Entertainment, Inc.*	500	80
Grubb & Ellis Co.	2,863	1,804
Maui Land & Pineapple Co., Inc.*	373	3,167
Meruelo Maddux Properties, Inc.*	3,525	257
Stratus Properties, Inc.*	495	2,995
Tejon Ranch Co.*	887	18,334
Thomas Properties Group, Inc.	1,901	2,243

		69,585

Road & Rail - 0.8%
Amerco, Inc.*	748	25,080
Arkansas Best Corp.	1,715	32,619
Celadon Group, Inc.*	1,741	9,663
Dollar Thrifty Automotive Group, Inc.*	1,732	2,009
Genesee & Wyoming, Inc.*	2,321	49,321
Heartland Express, Inc.	4,022	59,566
Knight Transportation, Inc.	4,320	65,491
Marten Transport Ltd.*	1,218	22,752
Old Dominion Freight Line, Inc.*	2,093	49,165
Patriot Transportation Holding, Inc.*	127	7,915
Saia, Inc.*	1,029	12,297
Universal Truckload Services, Inc.*	475	6,812
Werner Enterprises, Inc.	3,211	48,550
YRC Worldwide, Inc.*	4,550	20,429

		411,669

Semiconductors & Semiconductor Equipment - 3.2%

EQUITY SECURITIES - 96.8%	SHARES	VALUE

Actel Corp.*	2,015	20,392
Advanced Analogic Technologies, Inc.*	3,637	13,093
Advanced Energy Industries, Inc.*	2,611	19,661
Amkor Technology, Inc.*	8,256	22,126
Anadigics, Inc.*	4,987	10,323
Applied Micro Circuits Corp.*	5,163	25,092
Asyst Technologies, Inc.*	3,801	1,064
Atheros Communications, Inc.*	4,486	65,765
ATMI, Inc.*	2,427	37,449
AuthenTec, Inc.*	1,996	2,954
Axcelis Technologies, Inc.*	8,163	3,102
Brooks Automation, Inc.*	4,798	22,119
Cabot Microelectronics Corp.*	1,773	42,605
Cavium Networks, Inc.*	2,413	27,846
Ceva, Inc.*	1,605	11,684
Cirrus Logic, Inc.*	5,171	19,443
Cohu, Inc.	1,838	13,234
Cymer, Inc.*	2,296	51,109
Diodes, Inc.*	2,306	24,467
DSP Group, Inc.*	1,937	8,368
Emcore Corp.*	5,846	4,385
Entegris, Inc.*	8,630	7,422
Entropic Communications, Inc.*	700	518
Exar Corp.*	2,976	18,570
FEI Co.*	2,761	42,602
Formfactor, Inc.*	3,696	66,602
Hittite Microwave Corp.*	1,480	46,176
IXYS Corp.	1,911	15,403
Kopin Corp.*	5,497	12,753
Kulicke & Soffa Industries, Inc.*	4,265	11,174
Lattice Semiconductor Corp.*	9,176	12,663
LTX-Credence Corp.*	9,466	2,650
Mattson Technology, Inc.*	4,052	3,408
Micrel, Inc.	3,957	27,857
Microsemi Corp.*	5,950	69,020
Microtune, Inc.*	4,122	7,502
MIPS Technologies, Inc.*	3,345	9,801
MKS Instruments, Inc.*	3,767	55,262
Monolithic Power Systems, Inc.*	1,973	30,582
Netlogic Microsystems, Inc.*	1,296	35,614
NVE Corp.*	370	10,660
Omnivision Technologies, Inc.*	3,862	25,953
Pericom Semiconductor Corp.*	1,758	12,851
Photronics, Inc.*	3,214	3,085
PLX Technology, Inc.*	2,208	4,791
PMC-Sierra, Inc.*	16,525	105,429
Power Integrations, Inc.	2,070	35,604

EQUITY SECURITIES - 96.8%	SHARES	VALUE

RF Micro Devices, Inc.*	19,973	26,564
Rubicon Technology, Inc.*	1,056	5,607
Rudolph Technologies, Inc.*	2,436	7,381
Semitool, Inc.*	1,797	4,996
Semtech Corp.*	4,674	62,398
Sigma Designs, Inc.*	2,115	26,311
Silicon Image, Inc.*	5,780	13,872
Silicon Storage Technology, Inc.*	6,318	10,425
SiRF Technology Holdings, Inc.*	4,621	10,628
Skyworks Solutions, Inc.*	12,336	99,428
Spansion, Inc.*	10,163	1,318
Standard Microsystems Corp.*	1,697	31,564
Supertex, Inc.*	843	19,473
Techwell, Inc.*	1,223	7,717
Tessera Technologies, Inc.*	3,659	48,921
Trident Microsystems, Inc.*	4,861	7,097
TriQuint Semiconductor, Inc.*	10,858	26,819
Ultra Clean Holdings*	1,549	1,657
Ultratech, Inc.*	1,863	23,269
Veeco Instruments, Inc.*	2,540	16,942
Volterra Semiconductor Corp.*	2,020	17,049
Zoran Corp.*	4,128	36,326

		1,625,995

Software - 4.6%
ACI Worldwide, Inc.*	2,590	48,562
Actuate Corp.*	3,425	10,480
Advent Software, Inc.*	1,263	42,071
American Software, Inc.	1,795	9,460
ArcSight, Inc.*	564	7,202
Blackbaud, Inc.	3,388	39,335
Blackboard, Inc.*	2,341	74,303
Bottomline Technologies, Inc.*	1,750	11,515
Callidus Software, Inc.*	2,401	6,963
Commvault Systems, Inc.*	3,234	35,477
Concur Technologies, Inc.*	3,258	62,521
Deltek, Inc.*	1,003	4,343
DemandTec, Inc.*	1,564	13,685
Digimarc Corp.*	460	4,471
Double-Take Software, Inc.*	1,377	9,309
Ebix, Inc.*	486	12,077
Entrust, Inc.*	4,882	7,372
Epicor Software Corp.*	4,470	17,031
EPIQ Systems, Inc.*	2,674	48,212
Fair Isaac Corp.	3,681	51,792
FalconStor Software, Inc.*	3,042	7,270
Guidance Software, Inc.*	743	3,031

EQUITY SECURITIES - 96.8%	SHARES	VALUE

i2 Technologies, Inc.*	1,248	9,859
Informatica Corp.*	6,699	88,829
Interactive Intelligence, Inc.*	1,107	10,029
Jack Henry & Associates, Inc.	5,659	92,355
JDA Software Group, Inc.*	2,049	23,666
Kenexa Corp.*	1,796	9,680
Lawson Software, Inc.*	8,935	37,974
Macrovision Solutions Corp.*	6,230	110,832
Magma Design Automation, Inc.*	3,340	2,505
Manhattan Associates, Inc.*	1,932	33,462
Mentor Graphics Corp.*	6,858	30,449
MICROS Systems, Inc.*	6,160	115,500
MicroStrategy, Inc.*	684	23,386
Monotype Imaging Holdings, Inc.*	1,201	4,492
MSC.Software Corp.*	3,392	19,131
Net 1 UEPS Technologies, Inc.*	3,408	51,836
Netscout Systems, Inc.*	2,347	16,805
NetSuite, Inc.*	586	6,598
OpenTV Corp.*	7,261	10,964
Opnet Technologies, Inc.*	1,050	9,103
Parametric Technology Corp.*	8,707	86,896
Pegasystems, Inc.	1,149	21,337
Phoenix Technologies Ltd.*	2,193	3,553
Progress Software Corp.*	3,141	54,528
PROS Holdings, Inc.*	1,025	4,766
QAD, Inc.	1,023	2,588
Quality Systems, Inc.	1,323	59,866
Quest Software, Inc.*	5,471	69,372
Radiant Systems, Inc.*	2,204	9,720
Renaissance Learning, Inc.	765	6,862
Smith Micro Software, Inc.*	2,282	11,935
Solera Holdings, Inc.*	4,179	103,556
Sonic Solutions, Inc.*	1,805	2,166
Sourcefire, Inc.*	1,595	11,612
SPSS, Inc.*	1,351	38,409
SuccessFactors, Inc.*	1,822	13,902
Sybase, Inc.*	5,997	181,649
Symyx Technologies*	2,680	11,926
Synchronoss Technologies, Inc.*	1,749	21,443
Take-Two Interactive Software, Inc.*	5,808	48,497
Taleo Corp.*	1,970	23,285
TeleCommunication Systems, Inc.*	2,682	24,594
THQ, Inc.*	5,026	15,279
TIBCO Software, Inc.*	13,182	77,378
TiVo, Inc.*	7,700	54,208
Tyler Technologies, Inc.*	2,877	42,090
Ultimate Software Group, Inc.*	1,862	32,138

EQUITY SECURITIES - 96.8%	SHARES	VALUE

Unica Corp.*	1,113	5,376
VASCO Data Security International, Inc.*	2,141	12,354
Wind River Systems, Inc.*	5,441	34,822

		2,320,044

Specialty Retail - 3.2%
Aaron Rents, Inc.	3,411	90,937
Aeropostale, Inc.*	5,053	134,208
America’s Car-Mart, Inc.*	800	10,872
Asbury Automotive Group, Inc.	2,544	10,965
Bebe Stores, Inc.	3,059	20,404
Big 5 Sporting Goods Corp.	1,740	10,214
Blockbuster, Inc.*	14,099	10,151
Borders Group, Inc.	4,821	3,037
Brown Shoe Co., Inc.	3,198	11,993
Build-A-Bear Workshop, Inc.*	1,323	8,031
Cabela’s, Inc.*	2,968	27,038
Cache, Inc.*	862	2,483
Casual Male Retail Group, Inc.*	2,778	1,361
Cato Corp.	2,148	39,265
Charlotte Russe Holding, Inc.*	1,662	13,545
Charming Shoppes, Inc.*	8,975	12,565
Chico’s FAS, Inc.*	13,369	71,792
Christopher & Banks Corp.	2,810	11,493
Citi Trends, Inc.*	1,137	26,026
Coldwater Creek, Inc.*	4,535	11,383
Collective Brands, Inc.*	4,854	47,278
Conn’s, Inc.*	780	10,951
Dress Barn, Inc.*	3,400	41,786
DSW, Inc.*	1,139	10,581
Finish Line	3,397	22,488
Genesco, Inc.*	1,455	27,398
Group 1 Automotive, Inc.	1,848	25,817
Gymboree Corp.*	2,155	46,009
Haverty Furniture Co.’s, Inc.	1,412	14,868
hhgregg, Inc.*	995	14,079
Hibbett Sports, Inc.*	2,153	41,381
HOT Topic, Inc.*	3,403	38,080
J Crew Group, Inc.*	3,205	42,242
Jo-Ann Stores, Inc.*	1,923	31,422
JOS A Bank Clothiers, Inc.*	1,366	37,988
Lumber Liquidators, Inc.*	749	9,550
MarineMax, Inc.*	1,303	2,554
Men’s Wearhouse, Inc.	3,909	59,182
Midas, Inc.*	1,091	8,641
Monro Muffler, Inc.	1,298	35,474
New York & Co., Inc.*	1,850	6,568

EQUITY SECURITIES - 96.8%	SHARES	VALUE

Pacific Sunwear Of California*	5,137	8,527
PEP Boys-Manny Moe & Jack	3,362	14,826
Pier 1 Imports, Inc.*	4,710	2,638
Rent-A-Center, Inc.*	5,042	97,664
Rex Stores Corp.*	709	7,600
Sally Beauty Holdings, Inc.*	7,127	40,481
Shoe Carnival, Inc.*	707	7,317
Sonic Automotive, Inc.	2,078	3,325
Stage Stores, Inc.	3,054	30,784
Stein Mart, Inc.*	1,842	5,323
Syms Corp.*	529	3,237
Systemax, Inc.	879	11,357
Talbots, Inc.	1,948	6,837
The Buckle, Inc.	1,753	55,973
The Childrens Place Retail Stores, Inc.*	1,768	38,702
Tractor Supply Co.*	2,517	90,763
Tween Brands, Inc.*	1,977	4,231
Ulta Salon Cosmetics & Fragrance, Inc.*	1,618	10,711
Wet Seal, Inc.*	7,336	24,649
Zale Corp.*	2,429	4,737
Zumiez, Inc.*	1,565	15,180

		1,586,962

Textiles, Apparel & Luxury Goods - 1.5%
American Apparel, Inc.*	2,699	7,881
Carter’s, Inc.*	4,274	80,394
Cherokee, Inc.	601	9,376
Columbia Sportswear Co.	940	28,125
CROCS, Inc.*	6,631	7,891
Deckers Outdoor Corp.*	987	52,350
FGX International Holdings Ltd.*	1,095	12,724
Fossil, Inc.*	3,432	53,882
Fuqi International, Inc.*	777	3,652
G-III Apparel Group Ltd.*	1,054	5,818
Iconix Brand Group, Inc.*	4,366	38,639
Kenneth Cole Productions, Inc.	718	4,588
K-Swiss, Inc.	1,958	16,721
Lululemon Athletica, Inc.*	1,435	12,427
Maidenform Brands, Inc.*	1,772	16,232
Movado Group, Inc.	1,243	9,372
Oxford Industries, Inc.	1,134	6,997
Perry Ellis International, Inc.*	911	3,152
Quiksilver, Inc.*	9,552	12,227
Skechers U.S.A., Inc.*	2,493	16,628
Steven Madden Ltd.*	1,407	26,423
Timberland Co.*	3,615	43,163
True Religion Apparel, Inc.*	1,360	16,062

EQUITY SECURITIES - 96.8%	SHARES	VALUE

Under Armour, Inc.*	2,493	40,960
Unifi, Inc.*	3,597	2,302
Unifirst Corp.	1,087	30,262
Volcom, Inc.*	1,448	14,046
Warnaco Group, Inc.*	3,444	82,656
Weyco Group, Inc.	578	14,982
Wolverine World Wide, Inc.	3,768	58,705

		728,637

Thrifts & Mortgage Finance - 1.6%
Abington Bancorp, Inc.	1,949	16,138
Anchor Bancorp Wisconsin, Inc.	1,473	1,989
Bank Mutual Corp.	3,649	33,060
BankFinancial Corp.	1,569	15,643
Beneficial Mutual Bancorp, Inc.*	2,609	25,699
Berkshire Hills Bancorp, Inc.	835	19,138
Brookline Bancorp, Inc.	4,403	41,828
Brooklyn Federal Bancorp, Inc.	270	2,978
Clifton Savings Bancorp, Inc.	836	8,360
Corus Bankshares, Inc.*	3,004	811
Danvers Bancorp, Inc.	1,422	19,638
Dime Community Bancshares	1,774	16,640
Doral Financial Corp.*	429	772
ESSA Bancorp, Inc.	1,354	18,022
Federal Agricultural Mortgage Corp.	779	2,088
First Financial Holdings, Inc.	930	7,115
First Financial Northwest, Inc.	1,821	15,187
First Niagara Financial Group, Inc.	9,089	99,070
First Place Financial Corp.	1,444	4,852
Flagstar Bancorp, Inc.*	3,427	2,570
Flushing Financial Corp.	1,707	10,276
Fox Chase Bancorp, Inc.*	492	4,649
Guaranty Financial Group, Inc.*	6,933	7,280
Home Federal Bancorp, Inc.	524	4,575
Kearny Financial Corp.	1,413	14,808
Meridian Interstate Bancorp, Inc.*	838	7,056
NASB Financial, Inc.	278	6,925
NewAlliance Bancshares, Inc.	8,217	96,468
Northwest Bancorp, Inc.	1,292	21,835
OceanFirst Financial Corp.	705	7,205
Ocwen Financial Corp.*	2,727	31,170
Oritani Financial Corp.*	1,034	14,476
PMI Group, Inc.	6,472	4,013
Provident Financial Services, Inc.	4,526	48,926
Provident New York Bancorp	3,046	26,043
Radian Group, Inc.	6,409	11,664
Rockville Financial, Inc.	708	6,443

EQUITY SECURITIES - 96.8%	SHARES	VALUE

Roma Financial Corp.	676	8,754
Trustco Bank Corp. NY	5,713	34,392
United Community Financial Corp.	1,959	2,370
United Financial Bancorp, Inc.	1,416	18,535
ViewPoint Financial Group	881	10,598
Waterstone Financial, Inc.*	553	1,128
Westfield Financial, Inc.	2,525	22,220
WSFS Financial Corp.	490	10,956

		784,363

Tobacco - 0.3%
Alliance One International, Inc.*	6,939	26,646
Star Scientific, Inc.*	5,250	22,470
Universal Corp.	1,922	57,506
Vector Group Ltd.	2,499	32,462

		139,084

Trading Companies & Distributors - 0.6%
Aceto Corp.	1,948	11,610
Aircastle Ltd.	3,719	17,293
Applied Industrial Technologies, Inc.	3,189	53,798
Beacon Roofing Supply, Inc.*	3,346	44,803
DXP Enterprises, Inc.*	572	5,909
H&E Equipment Services, Inc.*	1,303	8,535
Houston Wire & Cable Co.	1,418	10,989
Interline Brands, Inc.*	2,442	20,586
Kaman Corp.	1,918	24,052
Lawson Products	334	4,065
RSC Holdings, Inc.*	3,595	18,910
Rush Enterprises, Inc.*	2,677	23,879
TAL International Group, Inc.	1,136	8,315
Textainer Group Holdings Ltd.	769	5,191
Titan Machinery, Inc.*	583	5,241
Watsco, Inc.	1,761	59,927

		323,103

Transportation Infrastructure - 0.0%
CAI International, Inc.*	587	1,661

Water Utilities - 0.4%
American States Water Co.	1,309	47,543
Cadiz, Inc.*	953	7,605
California Water Service Group	1,486	62,204
Connecticut Water Service, Inc.	671	13,608
Consolidated Water Co., Inc.	1,157	12,553

EQUITY SECURITIES - 96.8%	SHARES	VALUE

Middlesex Water Co.	1,058	15,235
SJW Corp.	992	25,227
Southwest Water Co.	1,950	8,385

		192,360

Wireless Telecommunication Services - 0.3%
Centennial Communications Corp.*	5,367	44,331
FiberTower Corp.*	9,586	1,917
ICO Global Communications Holdings Ltd.*	7,989	2,796
iPCS, Inc.*	1,367	13,274
Syniverse Holdings, Inc.*	3,884	61,212
TerreStar Corp.*	4,633	2,595
USA Mobility, Inc.	1,858	17,112
Virgin Mobile USA, Inc.*	2,125	2,741

		145,978

Total Equity Securities (Cost $82,035,093)		48,499,896

	PRINCIPAL
U.S. Treasury - 0.5%	AMOUNT

United States Treasury Bills, 7/9/09 #	$240,000	239,855

Total U.S. Treasury (Cost $239,855)		239,855

TOTAL INVESTMENTS (Cost $82,274,948) - 97.3%		48,739,751
Other assets and liabilities, net - 2.7%		1,339,466

NET ASSETS - 100%		$50,079,217

			UNDERLYING	UNREALIZED
	# OF	EXPIRATION	FACE AMOUNT	APPRECIATION
FUTURES	CONTRACTS	DATE	AT VALUE	(DEPRECIATION)

Purchased:
E-Mini Russell 2000 Index #	36	6/09	$1,516,680	$63,539

(b)	This security was valued by the Board of Trustees.

*	Non-income producing security.

#	Futures collateralized by 240,000 units of U.S. Treasury Bills
Abbreviations:
ADR: American Depositary Receipt
LP: Limited Partnership

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder’s statement.
SUMMIT EAFE INTERNATIONAL INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2009

EQUITY SECURITIES - 93.5%	SHARES	VALUE

Australia - 6.2%
AGL Energy Ltd.	3,424	$35,522
Alumina Ltd.	15,042	13,626
Amcor Ltd.	6,174	19,047
AMP Ltd.	15,156	49,450
Aristocrat Leisure Ltd.	2,329	5,488
ASX Ltd.	1,460	29,724
Australia & New Zealand Banking Group Ltd.	16,046	175,521
AXA Asia Pacific Holdings Ltd.	8,432	19,911
Bendigo and Adelaide Bank Ltd.	2,467	14,024
BHP Billiton Ltd.	27,307	605,971
Billabong International Ltd.	1,761	10,386
BlueScope Steel Ltd.	6,354	11,349
Boral Ltd.	4,448	11,151
Brambles Ltd.	11,921	39,725
CFS Retail Property Trust	12,326	13,921
Coca-Cola Amatil Ltd.	4,034	24,228
Cochlear Ltd.	483	16,783
Commonwealth Bank of Australia	11,295	272,397
Computershare Ltd.	4,065	24,743
Crown Ltd.	3,892	17,026
CSL Ltd.	4,700	105,879
CSR Ltd.	13,446	11,211
Dexus Property Group	20,639	10,751
Fairfax Media Ltd.	19,929	13,901
Fortescue Metals Group Ltd.*	7,100	12,608
Foster’s Group Ltd.	14,470	50,740
Goodman Fielder Ltd.	13,446	9,749
Goodman Group	17,929	4,061
GPT Group	38,586	11,679
Incitec Pivot Ltd.	13,148	19,371
Insurance Australia Group Ltd.	14,709	35,678
Leighton Holdings Ltd.	1,181	15,829
Lend Lease Corp Ltd.	3,667	16,599
Lion Nathan Ltd.	3,096	17,346
Macquarie Airports	4,128	5,202
Macquarie Group Ltd.	2,063	38,825
Macquarie Infrastructure Group	20,056	20,479

EQUITY SECURITIES - 93.5%	SHARES	VALUE

Metcash Ltd.	6,656	18,644
Mirvac Group	13,396	7,919
National Australia Bank Ltd.	15,530	216,753
Newcrest Mining Ltd.	3,434	77,537
OneSteel Ltd.	6,623	10,365
Orica Ltd.	2,839	29,120
Origin Energy Ltd.	7,372	75,921
OZ Minerals Ltd. (b)	22,983	9,547
Qantas Airways Ltd.	7,553	9,148
QBE Insurance Group Ltd.	6,673	89,332
Rio Tinto Ltd.	2,494	97,428
Santos Ltd.	4,934	57,207
Sims Group Ltd.	1,286	15,181
Sonic Healthcare Ltd.	2,671	20,534
SP AusNet*	9,138	5,769
Stockland	12,269	26,425
Suncorp-Metway Ltd.	9,496	39,588
TABCORP Holdings Ltd.	3,793	17,092
Tatts Group Ltd.	10,565	20,267
Telstra Corp Ltd.	35,060	77,931
Toll Holdings Ltd.	4,754	20,567
Transurban Group	9,342	30,286
Wesfarmers Ltd.	7,763	101,040
Wesfarmers Ltd.-PPS	937	12,298
Westfield Group	13,608	94,534
Westpac Banking Corp.	26,858	355,950
Woodside Petroleum Ltd.	3,923	102,823
Woolworths Ltd.	9,427	163,844
WorleyParsons Ltd.	1,368	17,132

		3,630,083

Austria - 0.3%
Erste Bank der Oesterreichischen Sparkassen AG	1,651	28,183
OMV AG	1,419	47,084
Raiffeisen International Bank Holding AG	473	13,326
Strabag SE	362	7,106
Telekom Austria AG	2,631	39,684
Verbund-Oesterreichische Elektrizitaetswirtschafts AG	699	26,521
Voestalpine AG	954	12,477
Wienerberger AG	881	6,937

		181,318

Belgium - 0.8%
Anheuser-Busch InBev NV	4,073	112,253
Belgacom SA	1,282	40,077
Colruyt SA	152	34,815
Delhaize Group	784	50,750
Dexia SA	4,140	14,295
Fortis
Common	20,665	37,940

EQUITY SECURITIES - 93.5%	SHARES	VALUE

Rights (expires 7/4/2014) (b)	14,430	—
Groupe Bruxelles Lambert SA	660	44,714
KBC Groep NV	1,207	19,457
Mobistar SA	255	16,090
Nationale A Portefeuille	352	16,316
Solvay SA	504	35,220
UCB SA	802	23,610
Umicore	1,086	19,979

		465,516

Bermuda - 0.1%
Frontline Ltd.	448	8,014
Seadrill Ltd.	2,540	24,884

		32,898

Denmark - 0.8%
A P Moller-Maersk A/S, Series B	13	56,999
Carlsberg A/S, Series B	607	25,034
Coloplast A/S, Series B	198	12,150
Danisco A/S	380	11,369
Danske Bank A/S	3,494	29,405
DSV A/S	1,698	12,485
FLSmidth & Co. A/S	379	9,667
Jyske Bank A/S*	515	11,748
Novo Nordisk A/S, Series B	3,439	164,651
Novozymes A/S, Series B	338	24,390
Topdanmark A/S*	153	15,081
TrygVesta A/S	199	10,083
Vestas Wind Systems A/S*	1,515	66,784

		449,846

Finland - 1.2%
Elisa Oyj	1,226	17,813
Fortum Oyj	3,757	71,376
Kesko Oyj, Series B	482	9,973
Kone Oyj	1,262	26,099
Metso Oyj*	1,014	11,939
Neste Oil Oyj	1,288	17,085
Nokia Oyj	32,240	376,717
Nokian Renkaat Oyj	1,029	12,084
Orion Oyj, Series B	806	11,639
Outokumpu Oyj	1,256	13,558
Pohjola Bank plc	970	5,701
Pohjola Bank plc*	970	1,316
Rautaruukki Oyj	845	13,481
Sampo Oyj	3,800	56,094
Stora Enso Oyj, Series R	5,432	19,196
UPM-Kymmene Oyj	4,390	25,275
Wartsila Oyj	786	16,556

		705,902

EQUITY SECURITIES - 93.5%	SHARES	VALUE

France - 9.9%
Accor SA	1,585	54,979
Aeroports de Paris	213	11,278
Air France-KLM	1,454	12,932
Air Liquide SA	2,041	165,496
Alcatel-Lucent	20,474	38,421
Alstom SA	1,747	90,271
Atos Origin SA	552	14,125
AXA SA	12,832	155,510
BioMerieux*	121	9,417
BNP Paribas	7,373	303,307
Bouygues	1,993	70,967
Bureau Veritas SA	343	12,944
Cap Gemini SA	1,106	35,559
Carrefour SA	5,130	199,542
Casino Guichard-Perrachon SA	410	26,577
Christian Dior SA	511	28,035
Cie de Saint-Gobain	2,446	68,321
Cie Generale de Geophysique-Veritas*	1,224	14,150
Cie Generale d’Optique Essilor International SA	1,632	62,985
CNP Assurances SA	284	17,943
Compagnie Generale des Etablissements Michelin, Series B	1,146	42,349
Credit Agricole SA	7,322	80,426
Dassault Systemes SA	618	23,984
EDF Energies Nouvelles SA	1,689	66,204
Eiffage SA	261	12,103
Eramet	35	7,661
Eutelsat Communications	836	17,739
France Telecom SA	15,597	354,010
GDF Suez	9,575	328,578
Groupe Danone	3,733	181,869
Hermes International	565	65,514
Icade SA	190	13,435
Iliad SA	157	14,622
Ipsen SA*	220	8,441
Klepierre	593	10,420
Lafarge SA	1,096	49,110
Lagardere SCA	1,027	28,726
L’Oreal SA	1,922	132,281
LVMH Moet Hennessy Louis Vuitton SA	1,991	124,572
Natixis	9,079	15,423
Neopost SA	255	19,722
PagesJaunes Groupe	1,295	10,941
Pernod-Ricard SA	1,347	75,143
PPR SA	627	40,042
PSA Peugeot Citroen SA	1,345	25,321
Publicis Groupe	1,036	26,474
Renault SA	1,704	35,127
Safran SA	1,407	13,054

EQUITY SECURITIES - 93.5%	SHARES	VALUE

Sanofi-Aventis SA	8,643	484,095
Schneider Electric SA	1,874	124,183
SCOR SE	1,494	30,716
Societe BIC SA	227	11,123
Societe Des Autoroutes Paris-Rhin-Rhone	182	11,580
Societe Generale Groupe	3,891	152,498
Societe Television Francaise 1	1,294	10,109
Sodexo	847	38,492
Suez Environnement SA*	4,276	62,782
Technip SA	873	30,708
Thales SA	773	29,247
Total SA	19,374	959,027
Unibail-Rodamco	672	95,430
Valeo SA	913	13,295
Vallourec SA	465	43,026
Veolia Environnement	3,225	67,076
Vinci SA	3,457	127,799
Vivendi	9,760	257,390
Wendel	278	7,316
Zodiac SA	332	8,402

		5,780,344

Germany - 7.9%
Adidas AG	1,725	57,425
Allianz SE	3,880	326,237
BASF SE	7,995	242,235
Bayer AG	6,552	313,280
Bayerische Motoren Werke AG	3,121	90,388
Beiersdorf AG	751	33,706
Celesio AG	716	13,171
Commerzbank AG	5,604	29,971
Daimler AG	7,549	191,523
Deutsche Bank AG	4,560	185,123
Deutsche Boerse AG	1,628	98,168
Deutsche Lufthansa AG	1,847	20,049
Deutsche Post AG	6,937	74,547
Deutsche Postbank AG	613	9,739
Deutsche Telekom AG	24,134	299,659
E.ON AG	16,004	444,622
Fraport AG Frankfurt Airport Services Worldwide	349	11,207
Fresenius Medical Care AG & Co. KGaA	1,631	63,297
Fresenius SE, Preferred	863	39,583
GEA Group AG	1,209	12,865
Hannover Rueckversicherung AG	513	16,330
HeidelbergCement AG	252	8,254
Henkel AG & Co. KGaA, Preferred	2,326	63,114
Hochtief AG	314	11,894
K+S AG	1,286	59,690
Linde AG	1,108	75,146
MAN AG	968	42,146

EQUITY SECURITIES - 93.5%	SHARES	VALUE

Merck KGaA	503	44,309
Metro AG	979	32,297
Muenchener Rueckversicherungs AG	1,662	202,611
Porsche Automobil Holding SE, Preferred	778	36,564
Puma AG Rudolf Dassler Sport	71	10,775
Q-Cells AG*	636	12,429
RWE AG	4,096	287,419
Salzgitter AG	392	21,931
SAP AG	7,182	254,561
Siemens AG	7,506	429,022
SolarWorld AG	742	15,200
Suedzucker AG	579	11,148
ThyssenKrupp AG	3,075	53,761
TUI AG	1,609	8,588
Volkswagen AG:
Common	955	293,462
Preferred	909	52,312
Wacker Chemie AG	122	10,135

		4,609,893

Greece - 0.4%
Alpha Bank AE	2,948	19,677
Coca Cola Hellenic Bottling Co. SA	1,565	22,281
EFG Eurobank Ergasias SA	2,793	16,212
Hellenic Petroleum SA	805	7,704
Hellenic Telecommunications Organization SA	2,063	30,908
Marfin Investment Group SA	4,745	17,255
National Bank of Greece SA	4,221	64,090
OPAP SA	1,685	44,442
Piraeus Bank SA	2,340	15,642
Public Power Corp SA	791	14,351

		252,562

Hong Kong - 2.1%
Bank of East Asia Ltd.	11,904	23,019
BOC Hong Kong Holdings Ltd.	30,217	31,009
Cheung Kong Holdings Ltd.	10,537	90,788
Cheung Kong Infrastructure Holdings Ltd.	3,051	12,186
Chinese Estates Holdings Ltd.	7,325	8,808
CLP Holdings Ltd.	16,145	109,277
Esprit Holdings Ltd.	8,499	43,877
Genting International plc*	22,163	7,654
Hang Lung Group Ltd.	6,871	21,039
Hang Lung Properties Ltd.	15,884	37,519
Hang Seng Bank Ltd.	5,615	57,267
Henderson Land Development Co. Ltd.	8,330	31,825
Hong Kong & China Gas Co. Ltd.	33,727	53,362
Hong Kong Exchanges and Clearing Ltd.	7,617	71,829
HongKong Electric Holdings	11,311	67,577
Hopewell Highway Infrastructure Ltd.	434	242

EQUITY SECURITIES - 93.5%	SHARES	VALUE

Hopewell Holdings	4,345	11,329
Hutchison Whampoa Ltd.	17,471	86,031
Kerry Properties Ltd.	5,263	12,705
Kingboard Chemical Holdings Ltd.	3,663	7,641
Li & Fung Ltd.	18,859	44,496
Link REIT	18,859	37,293
Mongolia Energy Co. Ltd.*	20,423	5,887
MTR Corp.	10,247	24,730
New World Development Ltd.	20,806	20,761
Noble Group Ltd.	18,726	14,671
NWS Holdings Ltd.	5,053	6,890
Pacific Basin Shipping Ltd.	12,662	5,829
PCCW Ltd.	37,557	19,288
Shangri-La Asia Ltd.	9,214	10,574
Sino Land Co.	14,436	14,461
Sun Hung Kai Properties Ltd.	10,679	95,873
Swire Pacific Ltd.	6,734	44,980
Television Broadcasts Ltd.	3,442	10,994
Wharf Holdings Ltd.	11,850	30,099
Wheelock & Co. Ltd.	8,589	14,454
Wing Hang Bank Ltd.	1,129	5,368
Yue Yuen Industrial Holdings Ltd.	6,207	14,261

		1,205,893

Ireland - 0.4%
CRH plc	4,308	92,491
Elan Corp plc*	3,728	25,329
Experian plc	8,247	51,479
Governor & Co. of the Bank of Ireland	9,590	6,500
Kerry Group plc	1,105	22,337
Ryanair Holdings plc*	3,254	12,498

		210,634

Italy - 3.3%
A2A SpA	10,395	15,745
ACEA SpA	837	9,991
Alleanza Assicurazioni SpA	3,526	19,836
Assicurazioni Generali SpA	9,069	155,417
Atlantia SpA	2,196	33,147
Banca Carige SpA	5,502	18,011
Banca Monte dei Paschi di Siena SpA	19,221	26,594
Banca Popolare di Milano Scarl	3,321	16,504
Banco Popolare SC	6,047	27,758
Enel SpA	37,849	181,186
ENI SpA	23,441	450,454
Fiat SpA	5,777	40,329
Finmeccanica SpA	3,458	42,941
Fondiaria-SAI SpA	650	7,596
Intesa Sanpaolo SpA	73,639	202,125
Italcementi SpA	1,150	11,613

EQUITY SECURITIES - 93.5%	SHARES	VALUE

Lottomatica SpA	499	8,200
Luxottica Group SpA	1,220	18,903
Mediaset SpA	6,839	30,494
Mediobanca SpA	4,035	34,230
Parmalat SpA	14,422	29,677
Prysmian SpA	1,121	11,140
Saipem SpA	2,412	42,950
Saras SpA	3,131	8,183
Snam Rete Gas SpA	6,818	36,527
Telecom Italia SpA-RSP	47,497	48,338
Telecom Italia SpA	81,059	103,847
Terna Rete Elettrica Nazionale SpA	10,364	32,224
UniCredit SpA	100,272	165,713
Unione di Banche Italiane SCPA	5,007	55,037
Unipol Gruppo Finanziario SpA, Preferred	18,085	10,712

		1,895,422

Japan - 21.5%
77 Bank Ltd.	2,395	11,921
ABC-Mart, Inc.	166	3,182
Acom Co. Ltd.	436	12,342
Advantest Corp.	1,337	20,223
Aeon Co. Ltd.	5,085	33,198
Aeon Credit Service Co. Ltd.	473	4,289
AEON Mall Co. Ltd.	553	7,061
Aioi Insurance Co. Ltd.	4,269	16,480
Aisin Seiki Co. Ltd.	1,699	27,132
Ajinomoto Co., Inc.	5,548	39,072
Alfresa Holdings Corp.	256	9,284
All Nippon Airways Co. Ltd.	4,762	18,623
Amada Co. Ltd.	3,823	20,114
Asahi Breweries Ltd.	2,941	35,293
Asahi Glass Co. Ltd.	7,978	42,589
Asahi Kasei Corp.	9,342	33,688
Asics Corp.	990	6,907
Astellas Pharma, Inc.	3,623	111,391
Bank of Kyoto Ltd.	2,231	18,983
Bank of Yokohama Ltd.	9,834	42,177
Benesse Corp.	516	18,953
Bridgestone Corp.	4,365	62,927
Brother Industries Ltd.	1,682	12,355
Canon, Inc.	8,767	255,292
Casio Computer Co. Ltd.	2,006	14,242
Central Japan Railway Co.	11	61,746
Chiba Bank Ltd.	5,857	29,165
Chubu Electric Power Co., Inc.	4,613	101,325
Chugai Pharmaceutical Co. Ltd.	1,648	27,955
Chugoku Bank Ltd.	1,222	15,659
Chugoku Electric Power Co., Inc.	2,025	43,884
Chuo Mitsui Trust Holdings, Inc.	7,134	22,165

EQUITY SECURITIES - 93.5%	SHARES	VALUE

Citizen Holdings Co. Ltd.	2,525	10,247
Coca-Cola West Co. Ltd.	531	8,465
Cosmo Oil Co. Ltd.	4,508	13,519
Credit Saison Co. Ltd.	1,324	13,024
Dai Nippon Printing Co. Ltd.	4,200	38,819
Daicel Chemical Industries Ltd.	2,611	9,402
Daido Steel Co. Ltd.	1,813	4,545
Daihatsu Motor Co. Ltd.	1,562	12,347
Daiichi Sankyo Co. Ltd.	5,343	90,149
Daikin Industries Ltd.	2,016	55,789
Dainippon Sumitomo Pharma Co. Ltd.	1,336	11,094
Daito Trust Co.nstruction Co. Ltd.	656	21,952
Daiwa House Industry Co. Ltd.	4,143	33,690
Daiwa Securities Group, Inc.	9,715	42,927
DeNa Co. Ltd.	2	6,511
Denki Kagaku Kogyo K K	5,061	9,182
Denso Corp.	3,924	79,143
Dentsu, Inc.	1,600	24,553
DIC Corp.	6,834	10,051
DOWA HOLDINGS Co. Ltd.	1,720	6,503
East Japan Railway Co.	2,700	140,235
Eisai Co. Ltd.	2,006	59,018
Electric Power Development Co. Ltd.	950	28,171
FamilyMart Co. Ltd.	413	12,576
Fanuc Ltd.	1,488	101,806
Fast Retailing Co. Ltd.	345	39,403
Fuji Heavy Industries Ltd.	5,687	18,892
FUJIFILM Holdings Corp.	3,732	81,537
Fujitsu Ltd.	14,572	54,724
Fukuoka Financial Group, Inc.	6,813	20,924
Furukawa Electric Co. Ltd.	4,327	12,231
Gunma Bank Ltd.	2,942	15,972
Hachijuni Bank Ltd.	3,403	19,864
Hakuhodo DY Holdings, Inc.	231	9,925
Hankyu Hanshin Holdings, Inc.	9,074	40,980
Haseko Corp.	12,774	5,988
Hirose Electric Co. Ltd.	260	25,142
Hiroshima Bank Ltd.	4,692	17,834
Hisamitsu Pharmaceutical Co., Inc.	562	17,329
Hitachi Chemical Co. Ltd.	574	6,858
Hitachi Construction Machinery Co. Ltd.	1,022	13,452
Hitachi High-Technologies Corp.	634	8,966
Hitachi Ltd.	24,954	68,415
Hitachi Metals Ltd.	958	6,824
Hokkaido Electric Power Co., Inc.	1,412	28,289
Hokuhoku Financial Group, Inc.	8,048	14,751
Hokuriku Electric Power Co.	1,333	31,954
Honda Motor Co. Ltd.	11,392	272,105
HOYA Corp.	3,154	62,326
Ibiden Co. Ltd.	1,136	27,767

EQUITY SECURITIES - 93.5%	SHARES	VALUE

Idemitsu Kosan Co. Ltd.	182	13,511
IHI Corp.	9,667	11,085
INPEX Corp.	6	41,237
Isetan Mitsukoshi Holdings Ltd.	2,267	17,553
Isuzu Motors Ltd.	9,171	11,278
ITO EN Ltd.	752	9,166
ITOCHU Corp.	11,295	55,604
Iyo Bank Ltd.	2,046	20,736
J Front Retailing Co. Ltd.	4,281	14,782
JAFCO Co. Ltd.	214	3,860
Japan Airlines Corp.*	7,417	15,009
Japan Petroleum Exploration Co.	298	11,905
Japan Prime Realty Investment Corp.	6	11,209
Japan Real Estate Investment Corp.	3	23,126
Japan Retail Fund Investment Corp.	3	11,521
Japan Steel Works Ltd.	2,824	26,553
Japan Tobacco, Inc.	35	93,312
JFE Holdings, Inc.	3,700	81,614
JGC Corp.	2,063	23,403
Joyo Bank Ltd.	5,647	26,198
JS Group Corp.	2,149	24,019
JSR Corp.	1,622	19,092
JTEKT Corp.	1,557	10,994
Jupiter Telecommunications Co. Ltd.	22	14,614
Kajima Corp.	6,051	14,978
Kamigumi Co. Ltd.	2,257	14,961
Kansai Electric Power Co., Inc.	5,845	126,807
Kao Corp.	3,945	77,219
Kawasaki Heavy Industries Ltd.	10,730	21,618
Kawasaki Kisen Kaisha Ltd.	5,517	17,359
KDDI Corp.	22	103,635
Keihin Electric Express Railway Co. Ltd.	3,413	24,560
Keio Corp.	4,275	24,339
Keisei Electric Railway Co. Ltd.	2,208	11,122
Keyence Corp.	298	55,942
Kikkoman Corp.	1,563	13,130
Kintetsu Corp.	12,808	53,112
Kirin Holdings Co. Ltd.	6,134	65,330
Kobe Steel Ltd.	19,870	25,693
Komatsu Ltd.	7,166	79,352
Konami Corp.	776	11,640
Konica Minolta Holdings, Inc.	3,928	34,003
Kubota Corp.	8,700	47,715
Kuraray Co. Ltd.	2,839	24,346
Kurita Water Industries Ltd.	978	18,785
Kyocera Corp.	1,190	79,460
kyowa Hakko Kirin Co. Ltd.	1,977	16,756
Kyushu Electric Power Co., Inc.	2,787	62,278
Lawson, Inc.	547	22,519
Leopalace21 Corp.	1,184	6,998

EQUITY SECURITIES - 93.5%	SHARES	VALUE

Mabuchi Motor Co. Ltd.	266	10,793
Makita Corp.	885	20,068
Marubeni Corp.	12,967	40,183
Marui Group Co. Ltd.	2,075	11,175
Matsui Securities Co. Ltd.	854	5,608
Mazda Motor Corp.	6,923	11,665
Mediceo Paltac Holdings Co. Ltd.	1,059	11,282
Meiji Dairies Corp.(b)	2,222	9,188
Minebea Co. Ltd.	3,860	14,209
Mitsubishi Chemical Holdings Corp.	9,436	32,467
Mitsubishi Corp.	9,894	131,418
Mitsubishi Electric Corp.	15,174	68,948
Mitsubishi Estate Co. Ltd.	9,202	104,861
Mitsubishi Gas Chemical Co., Inc.	3,031	13,067
Mitsubishi Heavy Industries Ltd.	24,192	73,100
Mitsubishi Logistics Corp.	1,021	10,018
Mitsubishi Materials Corp.	8,339	22,447
Mitsubishi Motors Corp.*	29,806	38,079
Mitsubishi Rayon Co. Ltd.	4,490	8,694
Mitsubishi Tanabe Pharma Corp.	1,794	17,649
Mitsubishi UFJ Financial Group, Inc.	81,161	398,033
Mitsubishi UFJ Lease & Finance Co. Ltd.	337	7,060
Mitsui & Co. Ltd.	12,594	127,994
Mitsui Chemicals, Inc.	5,662	13,878
Mitsui Engineering & Shipbuilding Co. Ltd.	4,095	6,914
Mitsui Fudosan Co. Ltd.	6,519	71,383
Mitsui OSK Lines Ltd.	8,482	42,013
Mitsui Sumitomo Insurance Group Holdings, Inc.	3,013	70,596
Mitsumi Electric Co. Ltd.	905	13,211
Mizuho Financial Group, Inc.	78,000	151,578
Mizuho Trust & Banking Co. Ltd.	9,755	9,103
Murata Manufacturing Co. Ltd.	1,671	64,494
Namco Bandai Holdings, Inc.	1,677	16,715
NEC Corp.	13,858	37,211
NGK Insulators Ltd.	2,174	33,845
NGK Spark Plug Co. Ltd.	1,433	12,208
Nidec Corp.	827	37,447
Nikon Corp.	2,612	29,813
Nintendo Co. Ltd.	749	219,331
Nippon Building Fund, Inc.	4	34,546
Nippon Electric Glass Co. Ltd.	2,926	20,745
Nippon Express Co. Ltd.	6,448	20,303
Nippon Meat Packers, Inc.	1,347	14,132
Nippon Mining Holdings, Inc.	7,719	31,091
Nippon Oil Corp.	10,639	53,086
Nippon Paper Group, Inc.	700	16,922
Nippon Sheet Glass Co. Ltd.	5,917	14,775
Nippon Steel Corp.	38,985	105,298
Nippon Telegraph & Telephone Corp.	3,800	144,081
Nippon Yusen Kabushiki Kaisha	8,449	32,787

EQUITY SECURITIES - 93.5%	SHARES	VALUE

Nipponkoa Insurance Co. Ltd.	5,383	30,983
Nishi-Nippon City Bank Ltd.	5,184	11,270
Nissan Chemical Industries Ltd.	1,343	11,366
Nissan Motor Co. Ltd.	17,419	62,822
Nisshin Seifun Group, Inc.	1,536	16,514
Nisshin Steel Co. Ltd.	7,664	12,995
NISSIN FOODS HOLDINGS Co. Ltd.	635	18,617
Nitori Co. Ltd.	318	17,733
Nitto Denko Corp.	1,359	27,857
NOK Corp.	755	6,488
Nomura Holdings, Inc.	13,452	67,632
Nomura Real Estate Office Fund, Inc.	2	11,178
Nomura Research Institute Ltd.	919	14,367
NSK Ltd.	3,119	11,947
NTN Corp.	3,778	10,636
NTT Data Corp.	9	24,633
NTT DoCoMo, Inc.	121	164,810
NTT Urban Development Corp.	11	8,823
Obayashi Corp.	5,071	24,641
OBIC Co. Ltd.	74	9,259
Odakyu Electric Railway Co. Ltd.	4,502	34,948
OJI Paper Co. Ltd.	7,075	28,849
Olympus Corp.	1,945	31,755
Omron Corp.	1,706	20,211
Ono Pharmaceutical Co. Ltd.	791	34,601
Oracle Corp. Japan	282	10,660
Oriental Land Co. Ltd.	378	24,004
ORIX Corp.	698	22,969
Osaka Gas Co. Ltd.	14,269	44,432
Matsushita Electric Industrial Co. Ltd.	14,008	153,673
Panasonic Electric Works Co. Ltd.	2,783	20,419
Promise Co. Ltd.	552	8,713
Rakuten, Inc.	51	24,344
Resona Holdings, Inc.	4,000	53,643
Ricoh Co. Ltd.	4,829	58,017
Rohm Co. Ltd.	857	42,863
Sankyo Co. Ltd.	422	18,235
Santen Pharmaceutical Co. Ltd.	626	17,425
SANYO Electric Co. Ltd.*	13,085	19,491
Sapporo Hokuyo Holdings, Inc.	1,000	2,821
Sapporo Holdings Ltd.	1,976	7,572
SBI Holdings, Inc.	154	16,159
Secom Co. Ltd.	1,611	59,532
Sega Sammy Holdings, Inc.	1,755	15,450
Seiko Epson Corp.	1,141	15,651
Sekisui Chemical Co. Ltd.	3,048	15,246
Sekisui House Ltd.	3,539	27,034
Seven & I Holdings Co. Ltd.	6,171	136,014
Seven Bank Ltd.	3	7,987
Sharp Corp.	7,509	59,917

EQUITY SECURITIES - 93.5%	SHARES	VALUE

Shikoku Electric Power Co., Inc.	1,450	38,667
Shimadzu Corp.	1,782	11,488
Shimamura Co. Ltd.	148	7,874
Shimano, Inc.	593	18,032
Shimizu Corp.	4,425	18,429
Shin-Etsu Chemical Co. Ltd.	2,916	142,876
Shinko Securities Co. Ltd.	5,863	11,512
Shinsei Bank Ltd.	10,451	10,670
Shionogi & Co. Ltd.	2,333	40,041
Shiseido Co. Ltd.	2,497	36,518
Shizuoka Bank Ltd.	4,615	41,840
Showa Denko KK	11,835	14,721
Showa Shell Sekiyu KK	1,386	12,731
SMC Corp.	452	43,297
Softbank Corp.	5,193	66,210
Sojitz Corp.	11,177	13,274
Sompo Japan Insurance, Inc.	6,791	35,499
Sony Corp.	7,598	155,524
Sony Financial Holdings, Inc.	8	21,385
SQUARE ENIX HOLDINGS Co. Ltd.	597	11,328
Stanley Electric Co. Ltd.	1,471	16,505
Sumco Corp.	1,165	17,384
Sumitomo Chemical Co. Ltd.	11,520	39,508
Sumitomo Corp.	8,244	71,544
Sumitomo Electric Industries Ltd.	6,062	51,250
Sumitomo Heavy Industries Ltd.	4,458	15,028
Sumitomo Metal Industries Ltd.	28,820	58,494
Sumitomo Metal Mining Co. Ltd.	4,215	40,733
Sumitomo Mitsui Financial Group, Inc.	4,900	172,554
Sumitomo Realty & Development Co. Ltd.	3,186	35,511
Sumitomo Rubber Industries, Inc.	1,297	8,678
Sumitomo Trust & Banking Co. Ltd.	10,900	42,192
Suruga Bank Ltd.	1,621	13,327
Suzuken Co. Ltd.	494	12,865
Suzuki Motor Corp.	3,175	53,038
T&D Holdings, Inc.	1,551	37,089
Taiheiyo Cement Corp.	8,584	12,691
Taisei Corp.	8,653	16,509
Taisho Pharmaceutical Co. Ltd.	951	17,670
Taiyo Nippon Sanso Corp.	2,424	15,784
Takashimaya Co. Ltd.	2,336	13,449
Takeda Pharmaceutical Co. Ltd.	6,489	224,645
Takefuji Corp.	833	3,900
TDK Corp.	1,015	38,257
Teijin Ltd.	6,263	13,638
Terumo Corp.	1,376	51,050
THK Co. Ltd.	1,115	15,148
Tobu Railway Co. Ltd.	6,214	31,456
Toho Co. Ltd.	857	12,036
Toho Gas Co. Ltd.	3,825	17,478

EQUITY SECURITIES - 93.5%	SHARES	VALUE

Tohoku Electric Power Co., Inc.	2,968	65,076
Tokio Marine Holdings, Inc.	5,077	125,130
Tokuyama Corp.	1,429	9,177
Tokyo Electric Power Co., Inc.	9,330	232,503
Tokyo Electron Ltd.	1,255	47,194
Tokyo Gas Co. Ltd.	17,188	59,926
Tokyo Steel Manufacturing Co. Ltd.	598	6,012
Tokyo Tatemono Co. Ltd.	1,794	4,688
Tokyu Corp.	8,471	35,460
Tokyu Land Corp.	3,989	11,130
TonenGeneral Sekiyu KK	2,387	23,162
Toppan Printing Co. Ltd.	3,778	25,884
Toray Industries, Inc.	10,659	43,134
Toshiba Corp.	24,461	63,768
Tosoh Corp.	5,647	10,779
TOTO Ltd.	1,860	9,404
Toyo Seikan Kaisha Ltd.	1,218	17,952
Toyo Suisan Kaisha Ltd.	681	13,920
Toyota Industries Corp.	1,497	32,218
Toyota Motor Corp.	22,772	729,109
Toyota Tsusho Corp.	1,823	17,760
Trend Micro, Inc.	775	21,858
Tsumura & Co.	533	13,736
Ube Industries Ltd.	8,747	15,824
Unicharm Corp.	326	19,829
UNY Co. Ltd.	1,248	9,858
Ushio, Inc.	972	13,639
USS Co. Ltd.	182	7,992
West Japan Railway Co.	13	41,006
Yahoo! Japan Corp.	124	32,721
Yakult Honsha Co. Ltd.	599	10,633
Yamada Denki Co. Ltd.	649	25,205
Yamaguchi Financial Group, Inc.	1,819	17,095
Yamaha Corp.	1,239	12,171
Yamaha Motor Co. Ltd.	1,815	16,309
Yamato Holdings Co. Ltd.	3,114	29,284
Yamato Kogyo Co. Ltd.	250	5,408
Yamazaki Baking Co. Ltd.	824	8,801
Yaskawa Electric Corp.	2,513	10,998
Yokogawa Electric Corp.	2,125	8,590

		12,519,213

Luxembourg - 0.4%
ArcelorMittal	7,696	155,463
Millicom International Cellular SA	660	24,666
SES SA	2,343	44,624
Tenaris SA	4,105	41,462

		266,215

Netherlands - 4.5%

EQUITY SECURITIES - 93.5%	SHARES	VALUE

Aegon NV	12,098	47,498
Akzo Nobel NV	1,975	74,693
ASML Holding NV	3,684	65,087
Corio NV	408	16,818
European Aeronautic Defence and Space Co. NV	2,629	30,528
Fugro NV (CVA)	600	19,016
Heineken NV	2,662	75,662
ING Groep NV (CVA)	17,071	95,167
James Hardie Industries NV	4,863	14,198
Koninklijke Ahold NV	9,654	105,488
Koninklijke Boskalis Westminster NV	438	8,772
Koninklijke DSM NV	1,100	28,851
Koninklijke KPN NV	15,067	201,109
Koninklijke Philips Electronics NV	7,875	116,015
QIAGEN NV*	1,632	26,102
Randstad Holding NV	1,012	17,144
Reed Elsevier NV	5,185	55,341
Royal Dutch Shell plc:
Series A	31,599	707,973
Series B	23,270	508,232
SBM Offshore NV	1,218	16,166
TNT NV	3,166	54,057
Unilever NV (CVA)	14,120	278,607
Wolters Kluwer NV	2,549	41,304

		2,603,828

New Zealand - 0.1%
Auckland International Airport Ltd.	12,431	12,104
Fletcher Building Ltd.	5,779	19,767
Telecom Corp of New Zealand Ltd.	18,354	23,855

		55,726

Norway - 0.7%
Aker Solutions ASA	1,098	7,082
DnB NOR ASA	6,425	29,000
Norsk Hydro ASA	7,225	27,401
Orkla ASA	6,764	46,638
Renewable Energy Corp. AS*	1,472	12,703
StatoilHydro ASA	11,206	195,308
Telenor ASA	6,680	38,203
Yara International ASA	1,578	34,655

		390,990

Portugal - 0.3%
Banco Comercial Portugues SA	22,416	18,345
Banco Espirito Santo SA	2,372	9,220
Brisa-Auto Estradas de Portugal SA	2,305	15,865
Energias de Portugal SA	14,027	48,630
Galp Energia SGPS SA	1,681	20,029
Jeronimo Martins SGPS SA	2,270	11,166

EQUITY SECURITIES - 93.5%	SHARES	VALUE

Portugal Telecom SGPS SA	5,526	42,747

		166,002

Singapore - 0.9%
CapitaLand Ltd.	13,520	20,780
CapitaMall Trust	10,422	9,061
City Developments Ltd.	4,882	16,388
ComfortDelGro Corp. Ltd.	13,066	11,691
DBS Group Holdings Ltd.	9,641	54,056
Fraser and Neave Ltd.	9,380	15,617
Golden Agri-Resources Ltd.	42,346	7,748
Jardine Cycle & Carriage Ltd.	1,770	13,734
Keppel Corp Ltd.	11,138	37,098
Olam International Ltd.	9,727	9,351
Oversea-Chinese Banking Corp Ltd.	20,969	66,787
SembCorp Industries Ltd.	8,711	13,615
SembCorp Marine Ltd.	5,875	7,000
Singapore Airlines Ltd.	4,153	27,324
Singapore Exchange Ltd.	7,220	24,235
Singapore Press Holdings Ltd.	12,365	20,693
Singapore Technologies Engineering Ltd.	11,469	18,564
Singapore Telecommunications Ltd.	63,031	104,914
United Overseas Bank Ltd.	9,650	61,727
Wilmar International Ltd.	6,485	13,531

		553,914

Spain - 4.1%
Abertis Infraestructuras SA	2,145	33,470
Acciona SA	275	28,186
Acerinox SA	1,325	15,346
ACS Actividades de Construccion y Servicios SA	1,500	62,031
Banco Bilbao Vizcaya Argentaria SA	30,381	246,444
Banco de Sabadell SA	7,177	35,939
Banco de Valencia SA	1,757	14,561
Banco Popular Espanol SA	6,155	38,845
Banco Santander SA	65,064	446,500
Bankinter SA	2,042	21,546
Cintra Concesiones de Infraestructuras de Transporte SA	2,266	10,123
Criteria CaixaCorp SA	6,930	22,341
EDP Renovaveis SA*	1,857	15,151
Enagas SA	1,628	23,048
Fomento de Construcciones y Contratas SA	500	15,256
Gamesa Corp. Tecnologica SA	1,488	19,054
Gas Natural SDG SA	910	12,421
Grifols SA	1,044	15,030
Grupo Ferrovial SA	483	10,296
Iberdrola Renovables SA*	7,121	29,484
Iberdrola SA	30,431	213,274
Iberia Lineas Aereas de Espana SA	4,778	9,979
Inditex SA	1,767	68,597

EQUITY SECURITIES - 93.5%	SHARES	VALUE

Indra Sistemas SA	872	16,778
Mapfre SA:
Common	6,026	13,194
Rights (expires 4/1/09)	6,026	80
Red Electrica de Espana SA	936	36,468
Repsol YPF SA	6,031	103,980
Telefonica SA	35,121	700,091
Union Fenosa SA	2,908	69,416
Zardoya Otis SA	1,041	19,017

		2,365,946

Sweden - 2.0%
Alfa Laval AB	3,175	23,971
Assa Abloy AB	2,523	23,510
Atlas Copco AB	8,902	66,572
Electrolux AB, Series B	2,165	16,885
Getinge AB, Series B	1,553	14,976
Hennes & Mauritz AB	4,017	150,151
Husqvarna AB, Series B	2,117	8,521
Investor AB, Series B	3,978	50,151
Loomis AB, Series B*	521	4,001
Lundin Petroleum AB*	1,319	7,077
Modern Times Group AB, Series B	354	6,021
Nordea Bank AB	17,509	87,061
OMX AB* (b)	588	—
Sandvik AB	8,600	49,056
Scania AB, Series B	3,229	26,235
Securitas AB, Series B	2,609	18,937
Skandinaviska Enskilda Banken AB	3,677	11,487
Skanska AB, Series B	3,464	29,731
SKF AB, Series B	3,188	27,459
SSAB Svenskt Stal AB	2,496	21,108
Svenska Cellulosa AB, Series B	4,665	35,268
Svenska Handelsbanken AB	3,663	51,575
Swedbank AB	3,681	12,217
Swedish Match AB	2,035	29,296
Tele2 AB, Series B	2,215	18,614
Telefonaktiebolaget LM Ericsson, Series B	25,814	208,894
TeliaSonera AB	17,945	86,141
Volvo AB, Series B	12,833	67,738

		1,152,653

Switzerland - 7.8%
ABB Ltd.	18,364	255,931
Actelion Ltd.*	758	34,573
Adecco SA	993	31,031
Aryzta AG*	617	14,732
Baloise Holding AG	430	27,421
BKW FMB Energie AG	123	8,844
Compagnie Financiere Richemont SA	4,521	70,328

EQUITY SECURITIES - 93.5%	SHARES	VALUE

Credit Suisse Group AG	9,725	294,633
EFG International AG	372	2,773
Geberit AG	327	29,308
Givaudan SA	54	27,941
Holcim Ltd.	1,656	58,816
Julius Baer Holding AG	1,661	40,701
Kuehne & Nagel International AG	505	29,470
Lindt & Spruengli AG	1	16,239
Logitech International SA*	1,432	14,783
Lonza Group AG	368	36,340
Nestle SA	31,970	1,080,934
Nobel Biocare Holding AG	790	13,475
Novartis AG	19,397	731,281
Pargesa Holding SA	234	12,413
Roche Holding AG	5,704	782,234
Schindler Holding AG	429	20,229
SGS SA	38	39,839
Sonova Holding AG	340	20,537
STMicroelectronics NV	5,594	28,037
Straumann Holding AG	44	6,801
Sulzer AG	229	11,772
Swatch Group AG	360	43,338
Swiss Life Holding AG*	288	19,990
Swiss Reinsurance	2,916	47,526
Swisscom AG	186	52,126
Syngenta AG	810	162,654
UBS AG*	26,577	252,188
Xstrata plc	6,153	40,906
Zurich Financial Services AG	1,195	188,364

		4,548,508

United Kingdom - 17.7%
3i Group plc	2,930	11,321
Admiral Group plc	1,633	19,842
AMEC plc	3,217	24,376
Anglo American plc	12,287	207,572
Antofagasta plc	3,836	27,587
Associated British Foods plc	2,973	27,117
AstraZeneca plc	11,940	422,001
Autonomy Corp plc*	1,859	34,707
Aviva plc	20,574	63,381
BAE Systems plc	27,236	130,213
Balfour Beatty plc	3,975	18,608
Barclays plc	70,715	150,314
Berkeley Group Holdings plc	945	11,949
BG Group plc	30,315	457,841
BHP Billiton plc	20,653	407,443
BP plc	160,791	1,072,230
British Airways plc	5,516	11,080
British American Tobacco plc	17,578	405,560

EQUITY SECURITIES - 93.5%	SHARES	VALUE

British Energy Group plc	8,286	91,692
British Land Co. plc	3,964	20,401
British Sky Broadcasting Group plc	10,249	63,390
BT Group plc	60,560	67,520
Bunzl plc	2,628	20,528
Burberry Group plc	3,853	15,389
Cable & Wireless plc	21,169	42,154
Cadbury plc	11,697	88,025
Cairn Energy plc*	1,225	37,781
Capita Group plc	5,262	50,967
Carnival plc	1,486	33,544
Centrica plc	44,295	144,324
Cobham plc	9,184	22,552
Compass Group plc	16,165	73,600
Daily Mail & General Trust	2,650	8,849
Diageo plc	20,461	230,206
Drax Group plc	2,659	19,601
Eurasian Natural Resources Corp.	3,224	20,739
FirstGroup plc	4,423	16,883
Friends Provident plc	22,270	22,089
G4S plc	9,981	27,524
GlaxoSmithKline plc	44,421	689,180
Hammerson plc	2,370	8,677
Hays plc	10,930	11,327
Home Retail Group plc	7,975	25,438
HSBC Holdings plc:
Common	91,916	518,470
Rights (expires 4/3/09)	38,298	77,204
ICAP plc	4,132	17,935
IMI plc	3,067	11,872
Imperial Tobacco Group plc	8,784	196,567
Intercontinental Hotels Group plc	2,333	17,675
International Power plc	13,144	39,253
Invensys plc*	7,604	18,099
Investec plc	2,815	11,729
ITV plc	35,564	9,601
J Sainsbury plc	8,278	36,989
Johnson Matthey plc	1,911	28,699
Kazakhmys plc	1,775	9,427
Kingfisher plc	20,901	44,629
Ladbrokes plc	6,503	16,948
Land Securities Group plc	3,861	24,085
Legal & General Group plc	47,419	29,391
Liberty International plc	2,227	12,306
Lloyds TSB Group plc	76,060	77,688
Logica plc	11,501	10,473
London Stock Exchange Group plc	1,306	10,566
Lonmin plc	1,106	22,440
Man Group plc	14,930	46,696
Marks & Spencer Group plc	12,217	51,360

EQUITY SECURITIES - 93.5%	SHARES	VALUE

Meggitt plc	5,554	10,181
National Grid plc	22,534	172,626
Next plc	1,921	36,097
Old Mutual plc	42,416	31,533
Pearson plc	7,153	71,561
Prudential plc	21,335	102,437
Reckitt Benckiser Group plc	5,306	198,975
Reed Elsevier plc	9,678	69,198
Rexam plc	5,905	22,741
Rio Tinto plc	9,463	315,726
Rolls-Royce Group plc	16,165	67,920
Royal Bank of Scotland Group plc:
Common	133,582	47,353
Rights	57,249	—
RSA Insurance Group plc	29,845	55,544
SABMiller plc	7,599	112,900
Sage Group plc	11,619	28,055
Schroders plc	988	11,184
Scottish & Southern Energy plc	7,256	114,825
Segro plc:
Common	3,643	1,196
Rights (expires 4/6/09)	43,716	3,000
Serco Group plc	4,021	21,022
Severn Trent plc	2,119	29,940
Shire plc	4,302	52,290
Smith & Nephew plc	7,425	45,733
Smiths Group plc	3,293	31,429
Stagecoach Group plc	4,795	8,171
Standard Chartered plc	18,574	229,574
Standard Life plc	18,493	43,945
Tate & Lyle plc	4,003	14,889
Tesco plc	62,875	299,838
Thomas Cook Group plc	4,751	16,277
Thomson Reuters plc	1,539	34,355
Tomkins plc	7,252	12,544
TUI Travel plc	5,604	18,342
Tullow Oil plc	6,455	73,934
Unilever plc	10,800	203,960
United Business Media Ltd.	1,886	11,488
United Utilities Group plc	6,094	42,069
Vedanta Resources plc	1,493	14,380
Vodafone Group plc	445,407	775,335
Whitbread plc	1,489	16,743
William Morrison Supermarkets plc	19,446	70,931
Wolseley plc	5,384	17,755
WPP plc	9,173	51,396

		10,305,016

United States - 0.1%
Synthes, Inc.	456	50,680

Total Equity Securities (Cost $83,960,754)		54,399,002

EXCHANGE TRADED FUNDS - 5.3%

iShares MSCI EAFE Index Fund	81,565	3,066,028

Total Exchange Traded Funds (Cost $3,054,114)		3,066,028

TOTAL INVESTMENTS (Cost $87,014,868) - 98.8%		57,465,030
Other assets and liabilities, net - 1.2%		672,076

NET ASSETS-100%		$58,137,106

(b)	This security was valued by the Board of Trustees.

*	Non-income producing security.
Abbreviations:
CVA: Certificaten Van Aandelen
REIT: Real Estate Investment Trust
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
SUMMIT NASDAQ-100 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2009

EQUITY SECURITIES - 98.7%	SHARES	VALUE

Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	2,534	$115,576
Expeditors International of Washington, Inc.	3,115	88,123

		203,699

Airlines - 0.2%
Ryanair Holdings plc (ADR)*	1,753	40,512

Beverages - 0.3%

EQUITY SECURITIES - 98.7%	SHARES	VALUE

Hansen Natural Corp.*	1,348	48,528

Biotechnology - 11.7%
Amgen, Inc.*	7,262	359,614
Biogen Idec, Inc.*	4,867	255,128
Celgene Corp.*	6,863	304,717
Cephalon, Inc.*	998	67,964
Genzyme Corp.*	5,124	304,314
Gilead Sciences, Inc.*	13,517	626,108
Vertex Pharmaceuticals, Inc.*	2,541	73,003

		1,990,848

Chemicals - 0.4%
Sigma-Aldrich Corp.	1,768	66,813

Commercial Services & Supplies - 0.8%
Cintas Corp.	2,763	68,301
Stericycle, Inc.*	1,345	64,197

		132,498

Communications Equipment - 12.6%
Cisco Systems, Inc.*	31,416	526,846
Juniper Networks, Inc.*	5,191	78,177
QUALCOMM, Inc.	29,957	1,165,627
Research In Motion Ltd.*	8,533	367,516

		2,138,166

Computers & Peripherals - 13.3%
Apple, Inc.*	18,714	1,967,216
Dell, Inc.*	10,781	102,204
Logitech International SA*	2,691	27,663
NetApp, Inc.*	5,169	76,708
Seagate Technology LLC	7,394	44,438
Sun Microsystems, Inc.*	4,961	36,314

		2,254,543

Construction & Engineering - 0.2%
Foster Wheeler AG*	1,990	34,765

Diversified Consumer Services - 1.1%
Apollo Group, Inc.*	2,431	190,420

Electrical Equipment - 0.9%
First Solar, Inc.*	1,075	142,653

Electronic Equipment & Instruments - 0.5%
Flextronics International Ltd.*	13,559	39,185
FLIR Systems, Inc.*	2,247	46,019

		85,204

EQUITY SECURITIES - 98.7%	SHARES	VALUE

Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	3,438	159,248

Health Care Equipment & Supplies - 1.0%
DENTSPLY International, Inc.	2,150	57,727
Hologic, Inc.*	4,064	53,198
Intuitive Surgical, Inc.*	585	55,786

		166,711

Health Care Providers & Services - 1.4%
Express Scripts, Inc.*	3,330	153,746
Henry Schein, Inc.*	1,343	53,733
Patterson Co.’s, Inc.*	1,801	33,967

		241,446

Hotels, Restaurants & Leisure - 1.2%
Starbucks Corp.*	15,400	171,094
Wynn Resorts Ltd.*	1,841	36,765

		207,859

Household Durables - 0.4%
Garmin Ltd.	2,799	59,367

Internet & Catalog Retail - 2.2%
Amazon.com, Inc.*	4,287	314,837
Expedia, Inc.*	4,267	38,745
Liberty Media Corp.-Interactive*	8,429	24,444

		378,026

Internet Software & Services - 7.6%
Akamai Technologies, Inc.*	2,502	48,539
Baidu.com (ADR)*	399	70,463
eBay, Inc.*	14,414	181,040
Google, Inc.*	2,203	766,776
IAC/InterActiveCorp*	2,251	34,283
VeriSign, Inc.*	2,732	51,553
Yahoo!, Inc.*	10,096	129,330

		1,281,984

IT Services - 3.3%
Automatic Data Processing, Inc.	5,369	188,774
Cognizant Technology Solutions Corp.*	4,285	89,085
Fiserv, Inc.*	2,940	107,192
Infosys Technologies Ltd. (ADR)	1,690	45,005
Paychex, Inc.	5,156	132,355

		562,411

Life Sciences - Tools & Services - 1.1%
Illumina, Inc.*	1,791	66,697
Life Technologies Corp.*	2,624	85,227

EQUITY SECURITIES - 98.7%	SHARES	VALUE

Pharmaceutical Product Development, Inc.	1,726	40,941

		192,865

Machinery - 1.1%
Joy Global, Inc.	1,511	32,184
PACCAR, Inc.	6,128	157,857

		190,041

Media - 4.5%
Comcast Corp.	21,758	296,779
DIRECTV Group, Inc.*	11,165	254,450
DISH Network Corp.*	3,255	36,163
Liberty Global, Inc.*	2,159	31,435
News Corp.	21,378	141,522

		760,349

Metals & Mining - 0.2%
Steel Dynamics, Inc.	2,893	25,487

Multiline Retail - 0.5%
Sears Holdings Corp.*	1,929	88,175

Pharmaceuticals - 3.1%
Teva Pharmaceutical Industries Ltd. (ADR)	10,788	485,999
Warner Chilcott Ltd.*	3,857	40,576

		526,575

Road & Rail - 0.3%
JB Hunt Transport Services, Inc.	1,898	45,761

Semiconductors & Semiconductor Equipment - 8.0%
Altera Corp.	6,257	109,810
Applied Materials, Inc.	10,379	111,574
Broadcom Corp.*	5,857	117,023
Intel Corp.	29,341	441,582
KLA-Tencor Corp.	3,101	62,020
Lam Research Corp.*	1,953	44,470
Linear Technology Corp.	4,435	101,916
Marvell Technology Group Ltd.*	8,817	80,764
Maxim Integrated Products, Inc.	4,513	59,617
Microchip Technology, Inc.	2,283	48,377
NVIDIA Corp.*	7,945	78,337
Xilinx, Inc.	5,480	104,997

		1,360,487

Software - 15.1%
Activision Blizzard, Inc.*	17,585	183,939
Adobe Systems, Inc.*	7,740	165,559
Autodesk, Inc.*	3,553	59,726
CA, Inc.	7,512	132,286

EQUITY SECURITIES - 98.7%	SHARES	VALUE

Check Point Software Technologies Ltd.*	3,125	69,406
Citrix Systems, Inc.*	3,229	73,105
Electronic Arts, Inc.*	4,887	88,895
Intuit, Inc.*	6,088	164,376
Microsoft Corp.	46,121	847,243
Oracle Corp.*	31,716	573,108
Symantec Corp.*	12,943	193,368

		2,551,011

Specialty Retail - 2.6%
Bed Bath & Beyond, Inc.*	5,225	129,319
O’Reilly Automotive, Inc.*	2,028	71,000
Ross Stores, Inc.	1,972	70,755
Staples, Inc.	7,223	130,809
Urban Outfitters, Inc.*	2,502	40,958

		442,841

Trading Companies & Distributors - 0.4%
Fastenal Co.	2,127	68,394

Wireless Telecommunication Services - 0.6%
Millicom International Cellular SA	1,567	58,042
NII Holdings, Inc.*	2,427	36,405

		94,447

Total Equity Securities (Cost $15,992,342)		16,732,134

EXCHANGE TRADED FUNDS - 0.2%

Powershares QQQ ETF	900	27,288

Total Exchange Traded Funds (Cost $26,964)		27,288

	PRINCIPAL
U.S. TREASURY - 0.3%	AMOUNT

United States Treasury Bills, 7/9/09 #	$50,000	49,970

Total U.S. Treasury (Cost $49,970)		49,970

TOTAL INVESTMENTS (Cost $16,069,276) - 99.2%		16,809,392
Other assets and liabilities, net - 0.8%		135,853

NET ASSETS - 100%		$16,945,245

			UNDERLYING	UNREALIZED
	NUMBER OF	EXPIRATION	FACE AMOUNT	APPRECIATION
FUTURES	CONTRACTS	DATE	AT VALUE	(DEPRECIATION)

Purchased:
E-Mini NASDAQ 100 Index #	6	6/09	$148,500	$5,379

Total Purchased				$5,379

*	Non-income producing security.

#	Futures collateralized by 50,000 units of U.S. Treasury Bills.
Abbreviations:
ADR: American Depositary Receipt
ETF: Exchange Traded Fund
LLC: Limited Liability Corporation
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
SUMMIT BARCLAYS CAPITAL AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2009

	PRINCIPAL
ASSET-BACKED SECURITIES - 0.1%	AMOUNT	VALUE

Residential Asset Securities Corp., STEP, 4.61% to 4/25/13, 5.11% thereafter to 5/25/33 (r)	$109,395	$56,253

Total Asset-Backed Securities (Cost $108,135)		56,253

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.6%

Banc of America Commercial Mortgage, Inc.:
5.39%, 2/10/14	690,000	534,940
6.186%, 6/11/35	500,000	487,344
5.688%, 4/10/49 (r)	550,000	398,781
Bear Stearns Commercial Mortgage Securities:
4.24%, 8/13/39 (r)	350,000	332,057
4.254%, 7/11/42	493,514	487,342
JP Morgan Chase Commercial Mortgage Securities Corp., 5.464%, 10/12/35	69,274	66,067

Total Commercial Mortgage-Backed Securities (Cost $2,593,919)		2,306,531

CORPORATE BONDS - 18.9%

Alcoa, Inc., 5.72%, 2/23/19	149,000	91,082
Apache Corp., 5.625%, 1/15/17	100,000	102,400

CORPORATE BONDS - 18.9%

AstraZeneca plc, 6.45%, 9/15/37	350,000	363,049
Camden Property Trust, 5.875%, 11/30/12	100,000	77,800
Cargill, Inc., 5.00%, 11/15/13 (e)	250,000	240,226
Caterpillar Financial Services Corp., 4.85%, 12/7/12	100,000	98,563
Chevron Corp., 3.95%, 3/3/14	100,000	102,705
Chevron Phillips Chemical Co. LLC, 7.00%, 3/15/11	200,000	205,677
Cisco Systems, Inc., 5.25%, 2/22/11	250,000	264,460
Citigroup, Inc.:
6.50%, 8/19/13	125,000	114,864
6.125%, 5/15/18	200,000	172,627
Coca-Cola Co., 5.35%, 11/15/17	100,000	106,518
Colonial Pipeline Co.:
7.75%, 11/1/10 (e)	375,000	395,073
6.58%, 8/28/32 (e)	100,000	90,217
Connecticut Light & Power Co., 5.65%, 5/1/18	200,000	206,642
Conoco Funding Co., 6.35%, 10/15/11	80,000	86,560
CSX Corp., 4.875%, 11/1/09	180,000	180,240
Deere & Co., 6.55%, 10/1/28	250,000	236,356
Deutsche Bank AG, 4.875%, 5/20/13	150,000	147,129
Devon Financing Corp. ULC, 6.875%, 9/30/11	280,000	292,822
Eaton Corp., 5.75%, 7/15/12	439,000	445,571
Emerson Electric Co., 4.75%, 10/15/15	200,000	203,574
Exelon Generation Co. LLC, 5.35%, 1/15/14	230,000	215,409
General Electric Capital Corp., 6.125%, 2/22/11	250,000	254,644
Goldman Sachs Group, Inc., 5.35%, 1/15/16	200,000	177,254
GTE Corp.:
7.51%, 4/1/09	180,000	180,000
6.94%, 4/15/28	80,000	71,691
Honeywell International, Inc.:
7.50%, 3/1/10	108,000	114,141
4.25%, 3/1/13	100,000	102,908
JPMorgan Chase & Co., 4.75%, 5/1/13	250,000	242,330
Lockheed Martin Corp., 7.20%, 5/1/36	150,000	167,845
Masco Corp., 5.875%, 7/15/12	180,000	141,298
McDonald’s Corp., 4.30%, 3/1/13	100,000	104,039
Merrill Lynch & Co., Inc., 6.875%, 11/15/18	123,000	96,695
Metropolitan Life Global Funding I, 5.125%, 4/10/13 (e)	100,000	91,568
Morgan Stanley, 6.625%, 4/1/18	250,000	238,522
Northern Trust Corp., 5.50%, 8/15/13	100,000	104,047
Oracle Corp., 5.25%, 1/15/16	250,000	254,907
Pitney Bowes, Inc., 5.75%, 9/15/17	180,000	179,518
Procter & Gamble Co., 4.60%, 1/15/14	100,000	106,393
Progressive Corp., 6.375%, 1/15/12	165,000	167,461
Public Service Co. of North Carolina, Inc., 6.625%, 2/15/11	180,000	187,064
Shell International Finance BV, 4.00%, 3/21/14	500,000	506,391
Suncor Energy, Inc., 6.50%, 6/15/38	250,000	180,552
TCI Communications, Inc., 8.75%, 8/1/15	100,000	107,656
Thomson Reuters Corp., 6.20%, 1/5/12	100,000	98,164
United Parcel Service, Inc., 6.20%, 1/15/38	250,000	254,368
US Bank NA, 4.95%, 10/30/14	100,000	97,161

CORPORATE BONDS - 18.9%

Verizon Communications, Inc., 4.35%, 2/15/13	100,000	99,940
Walgreen Co., 4.875%, 8/1/13	100,000	106,224
Wal-Mart Stores, Inc., 6.50%, 8/15/37	250,000	259,513
Wells Fargo & Co., 4.375%, 1/31/13	125,000	117,720
XTO Energy, Inc., 4.625%, 6/15/13	200,000	193,646

Total Corporate Bonds (Cost $9,837,873)		9,443,224

EXCHANGE TRADED FUNDS - 3.7%	SHARES

iShares Barclays Aggregate Bond Fund	18,200	1,846,754

Total Exchange Traded Funds (Cost $1,843,317)		1,846,754

	PRINCIPAL
SOVEREIGN GOVERNMENT BONDS - 0.2%	AMOUNT

Province of New Brunswick Canada, 6.75%, 8/15/13	$100,000	114,452

Total Sovereign Government Bonds (Cost $108,644)		114,452

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 11.1%

Fannie Mae:
5.05%, 2/7/11	1,300,000	1,384,829
6.00%, 5/15/11	300,000	328,792
6.125%, 3/15/12	550,000	619,481
4.625%, 10/15/14	100,000	110,302
Federal Farm Credit Bank, 4.25%, 2/1/12	750,000	797,806
Freddie Mac:
7.00%, 3/15/10	1,300,000	1,377,574
3.25%, 2/25/11	300,000	310,861
4.125%, 12/21/12	250,000	268,429
5.00%, 2/16/17	200,000	222,332
4.875%, 6/13/18	100,000	110,889

Total U.S. Government Agencies And Instrumentalities (Cost $5,253,075)		5,531,295

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 33.6%

Fannie Mae:
5.00%, 12/1/16	711,506	744,250
5.00%, 11/1/17	128,042	133,935
5.50%, 8/1/18	376,630	394,960
5.00%, 6/1/20	339,919	353,756
6.50%, 4/1/23	64,099	66,934
6.50%, 8/1/32	319,169	338,052
5.50%, 7/1/33	571,792	595,959
5.50%, 7/1/33	743,528	774,954
6.00%, 8/1/33	90,500	95,015
5.50%, 11/1/33	638,980	665,987
5.50%, 3/1/34	886,952	923,331
6.00%, 6/1/34	553,934	582,609

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 33.6%

5.00%, 10/1/34	826,944	855,306
5.50%, 6/1/35	1,137,293	1,182,873
5.50%, 2/1/36	539,977	561,618
5.50%, 11/1/36	830,834	863,470
7.50%, 11/1/36	677,542	718,187
Freddie Mac:
5.00%, 5/1/18	886,767	926,468
4.50%, 9/1/18	350,506	363,022
5.00%, 11/1/20	584,619	608,236
5.00%, 2/1/33	1,077,099	1,115,355
5.00%, 4/1/35	627,096	648,389
6.00%, 8/1/36	702,443	735,295
6.00%, 10/1/37	1,739,239	1,820,307
Ginnie Mae, 5.50%, 7/20/34	699,732	729,308

Total U.S. Government Agency Mortgage-Backed Securities (Cost $16,205,440)		16,797,576

U.S. TREASURY - 26.6%

United States Treasury Bonds:
6.25%, 8/15/23	600,000	789,469
5.50%, 8/15/28	500,000	631,406
5.25%, 11/15/28	600,000	738,375
6.125%, 8/15/29	200,000	272,469
United States Treasury Notes:
6.00%, 8/15/09	650,000	663,762
6.50%, 2/15/10	600,000	630,656
4.00%, 4/15/10	400,000	414,125
5.75%, 8/15/10	300,000	321,340
4.25%, 1/15/11	800,000	851,125
0.875%, 2/28/11	190,000	190,356
4.50%, 9/30/11	200,000	217,406
4.50%, 4/30/12	530,000	582,172
3.875%, 2/15/13	125,000	137,031
2.75%, 2/28/13	300,000	316,266
3.625%, 5/15/13	100,000	108,906
3.50%, 5/31/13	405,000	439,362
3.375%, 6/30/13	195,000	210,874
3.375%, 7/31/13	300,000	324,656
3.125%, 8/31/13	100,000	107,094
3.125%, 9/30/13	400,000	428,500
1.75%, 1/31/14	1,225,000	1,233,613
1.875%, 2/28/14	900,000	910,125
1.75%, 3/31/14	100,000	100,359
4.00%, 2/15/15	700,000	783,234
4.125%, 5/15/15	350,000	395,391
4.875%, 8/15/16	550,000	647,195
4.625%, 2/15/17	575,000	668,348
4.00%, 8/15/18	100,000	111,172
2.75%, 2/15/19	90,000	90,534

U.S. TREASURY - 26.6%

Total U.S. Treasury (Cost $12,510,244)	13,315,321

TOTAL INVESTMENTS (Cost $48,460,647) - 98.8%	49,411,406
Other assets and liabilities, net - 1.2%	603,033

NET ASSETS - 100%	$50,014,439

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Abbreviations:
LLC: Limited Liability Corporation
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
SUMMIT BALANCED INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2009

EQUITY SECURITIES - 58.1%	SHARES	VALUE

Aerospace & Defense - 1.5%
Boeing Co.	870	$30,955
General Dynamics Corp.	473	19,672
Goodrich Corp.	146	5,532
Honeywell International, Inc.	881	24,545
L-3 Communications Holdings, Inc.	142	9,628
Lockheed Martin Corp.	404	27,888
Northrop Grumman Corp.	396	17,281
Precision Castparts Corp.	169	10,123
Raytheon Co.	479	18,652
Rockwell Collins, Inc.	174	5,679
United Technologies Corp.	1,128	48,482

		218,437

EQUITY SECURITIES - 58.1%	SHARES	VALUE

Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	205	9,350
Expeditors International of Washington, Inc.	254	7,186
FedEx Corp.	377	16,773
United Parcel Service, Inc., Class B	1,192	58,670

		91,979

Airlines - 0.0%
Southwest Airlines Co.	886	5,608

Auto Components - 0.1%
Goodyear Tire & Rubber Co.*	263	1,646
Johnson Controls, Inc.	712	8,544

		10,190

Automobiles - 0.1%
Ford Motor Co.*	2,900	7,627
General Motors Corp.	602	1,168
Harley-Davidson, Inc.	257	3,441

		12,236

Beverages - 1.6%
Brown-Forman Corp., Class B	115	4,465
Coca-Cola Co.	2,384	104,777
Coca-Cola Enterprises, Inc.	380	5,012
Constellation Brands, Inc.*	225	2,677
Dr Pepper Snapple Group, Inc.*	304	5,141
Molson Coors Brewing Co., Class B	179	6,136
Pepsi Bottling Group, Inc.	148	3,277
PepsiCo, Inc.	1,864	95,959

		227,444

Biotechnology - 1.3%
Amgen, Inc.*	1,238	61,306
Biogen Idec, Inc.*	354	18,557
Celgene Corp.*	556	24,686
Cephalon, Inc.*	82	5,584
Genzyme Corp.*	328	19,480
Gilead Sciences, Inc.*	1,091	50,535

		180,148

Building Products - 0.0%
Masco Corp.	393	2,743

Capital Markets - 1.5%
Ameriprise Financial, Inc.	247	5,061
Bank of New York Mellon Corp.	1,393	39,352
Charles Schwab Corp.	1,136	17,608
E*Trade Financial Corp.*	566	724
Federated Investors, Inc., Class B	103	2,293

EQUITY SECURITIES - 58.1%	SHARES	VALUE

Franklin Resources, Inc.	183	9,858
Goldman Sachs Group, Inc.	553	58,629
Invesco Ltd.	453	6,279
Janus Capital Group, Inc.	163	1,084
Legg Mason, Inc.	153	2,433
Morgan Stanley	1,289	29,351
Northern Trust Corp.	270	16,151
State Street Corp.	524	16,129
T. Rowe Price Group, Inc.	307	8,860

		213,812

Chemicals - 1.2%
Air Products & Chemicals, Inc.	254	14,287
Ashland, Inc.	1	7
CF Industries Holdings, Inc.	58	4,126
Dow Chemical Co.	1,121	9,450
Eastman Chemical Co.	78	2,090
Ecolab, Inc.	186	6,460
EI Du Pont de Nemours & Co.	1,095	24,451
International Flavors & Fragrances, Inc.	91	2,772
Monsanto Co.	656	54,514
PPG Industries, Inc.	197	7,269
Praxair, Inc.	374	25,166
Rohm & Haas Co.	150	11,826
Sigma-Aldrich Corp.	139	5,253

		167,671

Commercial Banks - 1.1%
BB&T Corp.	670	11,336
Comerica, Inc.	161	2,948
Fifth Third Bancorp	567	1,656
First Horizon National Corp.	253	2,719
Huntington Bancshares, Inc.	388	644
KeyCorp	600	4,722
M&T Bank Corp.	88	3,981
Marshall & Ilsley Corp.	300	1,689
PNC Financial Services Group, Inc.	519	15,202
Regions Financial Corp.	739	3,148
SunTrust Banks, Inc.	427	5,013
US Bancorp	2,130	31,119
Wells Fargo & Co.	5,075	72,268
Zions Bancorporation	115	1,131

		157,576

Commercial Services & Supplies - 0.3%
Avery Dennison Corp.	125	2,792
Cintas Corp.	144	3,560
Pitney Bowes, Inc.	231	5,394
Republic Services, Inc.	386	6,620
RR Donnelley & Sons Co.	256	1,876

EQUITY SECURITIES - 58.1%	SHARES	VALUE

Stericycle, Inc.*	98	4,678
Waste Management, Inc.	595	15,232

		40,152

Communications Equipment - 1.8%
Ciena Corp.*	123	957
Cisco Systems, Inc.*	6,990	117,222
Corning, Inc.	1,887	25,040
Harris Corp.	160	4,630
JDS Uniphase Corp.*	278	905
Juniper Networks, Inc.*	640	9,638
Motorola, Inc.	2,751	11,637
QUALCOMM, Inc.	1,975	76,847
Tellabs, Inc.*	509	2,331

		249,207

Computers & Peripherals - 3.0%
Apple, Inc.*	1,066	112,058
Dell, Inc.*	2,100	19,908
EMC Corp.*	2,409	27,463
Hewlett-Packard Co.	2,870	92,012
International Business Machines Corp.	1,607	155,702
Lexmark International, Inc.*	101	1,704
NetApp, Inc.*	366	5,431
QLogic Corp.*	185	2,057
SanDisk Corp.*	243	3,074
Sun Microsystems, Inc.*	881	6,449
Teradata Corp.*	223	3,617

		429,475

Construction & Engineering - 0.1%
Fluor Corp.	220	7,601
Jacobs Engineering Group, Inc.*	147	5,683

		13,284

Construction Materials - 0.0%
Vulcan Materials Co.	132	5,846

Consumer Finance - 0.2%
American Express Co.	1,408	19,191
Capital One Financial Corp.	469	5,741
Discover Financial Services	508	3,205
SLM Corp.*	473	2,341

		30,478

Containers & Packaging - 0.1%
Ball Corp.	112	4,861
Bemis Co., Inc.	122	2,558
Owens-Illinois, Inc.*	181	2,614
Pactiv Corp.*	139	2,028

EQUITY SECURITIES - 58.1%	SHARES	VALUE

Sealed Air Corp.	202	2,787

		14,848

Distributors - 0.0%
Genuine Parts Co.	191	5,703

Diversified Consumer Services - 0.1%
Apollo Group, Inc.*	129	10,105
H&R Block, Inc.	407	7,403

		17,508

Diversified Financial Services - 1.6%
Bank of America Corp.	7,666	52,282
CIT Group, Inc.	466	1,328
Citigroup, Inc.	6,616	16,738
CME Group, Inc.	81	19,958
IntercontinentalExchange, Inc.*	87	6,479
JPMorgan Chase & Co.	4,500	119,610
Leucadia National Corp.	195	2,904
Moody’s Corp.	228	5,226
NYSE Euronext	310	5,549
The NASDAQ OMX Group, Inc.*	147	2,878

		232,952

Diversified Telecommunication Services - 2.1%
AT&T, Inc.	7,054	177,761
CenturyTel, Inc.	118	3,318
Embarq Corp.	176	6,662
Frontier Communications Corp.	424	3,044
Qwest Communications International, Inc.	1,802	6,163
Verizon Communications, Inc.	3,402	102,740
Windstream Corp.	528	4,256

		303,944

Electric Utilities - 1.4%
Allegheny Energy, Inc.	193	4,472
American Electric Power Co., Inc.	489	12,352
Duke Energy Corp.	1,536	21,995
Edison International	395	11,380
Entergy Corp.	229	15,593
Exelon Corp.	798	36,221
FirstEnergy Corp.	370	14,282
FPL Group, Inc.	496	25,162
Northeast Utilities	206	4,448
Pepco Holdings, Inc.	262	3,270
Pinnacle West Capital Corp.	117	3,107
PPL Corp.	455	13,063
Progress Energy, Inc.	336	12,183
Southern Co.	940	28,783

		206,311

EQUITY SECURITIES - 58.1%	SHARES	VALUE

Electrical Equipment - 0.2%
Cooper Industries Ltd.	200	5,172
Emerson Electric Co.	904	25,836
Rockwell Automation, Inc.	159	3,473

		34,481

Electronic Equipment & Instruments - 0.2%
Agilent Technologies, Inc.*	422	6,486
Amphenol Corp.	205	5,840
FLIR Systems, Inc.*	181	3,707
Jabil Circuit, Inc.	208	1,157
Molex, Inc.	187	2,569
Tyco Electronics Ltd.	548	6,050

		25,809

Energy Equipment & Services - 0.9%
Baker Hughes, Inc.	373	10,649
BJ Services Co.	350	3,483
Cameron International Corp.*	260	5,702
Diamond Offshore Drilling, Inc.	83	5,217
ENSCO International, Inc.	170	4,488
Halliburton Co.	1,085	16,785
Nabors Industries Ltd.*	301	3,007
National Oilwell Varco, Inc.*	506	14,527
Rowan Co’s, Inc.	129	1,544
Schlumberger Ltd.	1,432	58,168
Smith International, Inc.	265	5,692

		129,262

Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	524	24,272
CVS Caremark Corp.	1,743	47,915
Kroger Co.	792	16,806
Safeway, Inc.	514	10,378
SUPERVALU, Inc.	225	3,213
SYSCO Corp.	727	16,575
Walgreen Co.	1,201	31,178
Wal-Mart Stores, Inc.	2,677	139,472
Whole Foods Market, Inc.	164	2,755

		292,564

Food Products - 1.1%
Archer-Daniels-Midland Co.	778	21,613
Campbell Soup Co.	237	6,484
ConAgra Foods, Inc.	542	9,144
Dean Foods Co.*	185	3,345
General Mills, Inc.	393	19,603
H.J. Heinz Co.	381	12,596
Hershey Co.	198	6,880

EQUITY SECURITIES - 58.1%	SHARES	VALUE

Hormel Foods Corp.	84	2,664
J.M. Smucker Co.	142	5,292
Kellogg Co.	305	11,172
Kraft Foods, Inc.	1,760	39,230
McCormick & Co., Inc.	156	4,613
Sara Lee Corp.	833	6,731
Tyson Foods, Inc.	315	2,958

		152,325

Gas Utilities - 0.1%
EQT Corp.	157	4,919
Nicor, Inc.	48	1,595
Questar Corp.	208	6,121

		12,635

Health Care Equipment & Supplies - 1.4%
Baxter International, Inc.	735	37,647
Becton Dickinson & Co.	287	19,298
Boston Scientific Corp.*	1,822	14,485
C.R. Bard, Inc.	119	9,487
Covidien Ltd.	611	20,310
DENTSPLY International, Inc.	178	4,779
Hospira, Inc.*	191	5,894
Intuitive Surgical, Inc.*	47	4,482
Medtronic, Inc.	1,339	39,460
St. Jude Medical, Inc.*	417	15,150
Stryker Corp.	294	10,008
Varian Medical Systems, Inc.*	133	4,048
Zimmer Holdings, Inc.*	267	9,745

		194,793

Health Care Providers & Services - 1.2%
Aetna, Inc.	559	13,601
AmerisourceBergen Corp.	179	5,846
Cardinal Health, Inc.	436	13,725
Cigna Corp.	297	5,224
Coventry Health Care, Inc.*	165	2,135
DaVita, Inc.*	124	5,450
Express Scripts, Inc.*	300	13,851
Humana, Inc.*	202	5,268
Laboratory Corp. of America Holdings*	123	7,194
McKesson Corp.	334	11,703
Medco Health Solutions, Inc.*	588	24,308
Patterson Co’s, Inc.*	123	2,320
Quest Diagnostics, Inc.	192	9,116
Tenet Healthcare Corp.*	549	637
UnitedHealth Group, Inc.	1,466	30,684
WellPoint, Inc.*	597	22,668

		173,730

EQUITY SECURITIES - 58.1%	SHARES	VALUE

Health Care Technology - 0.0%
IMS Health, Inc.	228	2,843

Hotels, Restaurants & Leisure - 0.9%
Carnival Corp.	530	11,448
Darden Restaurants, Inc.	165	5,653
International Game Technology	336	3,098
Marriott International, Inc.	333	5,448
McDonald’s Corp.	1,334	72,796
Starbucks Corp.*	880	9,777
Starwood Hotels & Resorts Worldwide, Inc.	212	2,692
Wyndham Worldwide Corp.	189	794
Wynn Resorts Ltd.*	80	1,598
Yum! Brands, Inc.	561	15,416

		128,720

Household Durables - 0.2%
Black & Decker Corp.	67	2,114
Centex Corp.	157	1,177
D.R. Horton, Inc.	341	3,308
Fortune Brands, Inc.	163	4,002
Harman International Industries, Inc.	77	1,042
KB Home	90	1,186
Leggett & Platt, Inc.	221	2,871
Lennar Corp.	162	1,217
Newell Rubbermaid, Inc.	297	1,895
Pulte Homes, Inc.	265	2,896
Snap-on, Inc.	62	1,556
Stanley Works	88	2,563
Whirlpool Corp.	76	2,249

		28,076

Household Products - 1.6%
Clorox Co.	168	8,649
Colgate-Palmolive Co.	600	35,388
Kimberly-Clark Corp.	502	23,147
Procter & Gamble Co.	3,510	165,286

		232,470

Independent Power Producers & Energy Traders - 0.1%
AES Corp.*	798	4,636
Constellation Energy Group, Inc.	238	4,917
Dynegy, Inc.*	500	705

		10,258

Industrial Conglomerates - 1.2%
3M Co.	841	41,815
General Electric Co.	12,646	127,851
Textron, Inc.	265	1,521

		171,187

EQUITY SECURITIES - 58.1%	SHARES	VALUE

Insurance - 1.2%
Aflac, Inc.	565	10,938
Allstate Corp.	650	12,447
American International Group, Inc.	3,222	3,222
AON Corp.	327	13,348
Assurant, Inc.	141	3,071
Chubb Corp.	431	18,240
Cincinnati Financial Corp.	200	4,574
Genworth Financial, Inc.	486	923
Hartford Financial Services Group, Inc.	334	2,622
Lincoln National Corp.	262	1,753
Loews Corp.	432	9,547
Marsh & McLennan Co.’s, Inc.	624	12,636
MBIA, Inc.*	168	769
MetLife, Inc.	963	21,928
Principal Financial Group, Inc.	278	2,274
Progressive Corp.	810	10,886
Prudential Financial, Inc.	508	9,662
Torchmark Corp.	99	2,597
Travelers Co.’s, Inc.	709	28,814
Unum Group	399	4,988
XL Capital Ltd.	410	2,239

		177,478

Internet & Catalog Retail - 0.2%
Amazon.com, Inc.*	390	28,642
Expedia, Inc.*	240	2,179

		30,821

Internet Software & Services - 1.0%
Akamai Technologies, Inc.*	200	3,880
eBay, Inc.*	1,302	16,353
Google, Inc.*	287	99,893
VeriSign, Inc.*	230	4,340
Yahoo!, Inc.*	1,684	21,572

		146,038

IT Services - 0.7%
Affiliated Computer Services, Inc.*	116	5,555
Automatic Data Processing, Inc.	616	21,659
Cognizant Technology Solutions Corp.*	349	7,256
Computer Sciences Corp.*	174	6,410
Convergys Corp.*	184	1,487
Fidelity National Information Services, Inc.	229	4,168
Fiserv, Inc.*	175	6,380
Iron Mountain, Inc.*	202	4,478
MasterCard, Inc.	87	14,571
Paychex, Inc.	385	9,883
Total System Services, Inc.	230	3,176

EQUITY SECURITIES - 58.1%	SHARES	VALUE

Western Union Co.	868	10,911

		95,934

Leisure Equipment & Products - 0.1%
Eastman Kodak Co.	338	1,284
Hasbro, Inc.	157	3,936
Mattel, Inc.	390	4,497

		9,717

Life Sciences - Tools & Services - 0.2%
Life Technologies Corp.*	215	6,991
Millipore Corp.*	59	3,387
PerkinElmer, Inc.	126	1,609
Thermo Fisher Scientific, Inc.*	510	18,192
Waters Corp.*	107	3,954

		34,133

Machinery - 0.9%
Caterpillar, Inc.	732	20,467
Cummins, Inc.	241	6,133
Danaher Corp.	310	16,808
Deere & Co.	518	17,027
Dover Corp.	212	5,593
Eaton Corp.	200	7,372
Flowserve Corp.	59	3,311
Illinois Tool Works, Inc.	477	14,715
Ingersoll-Rand Co. Ltd.	387	5,341
ITT Corp.	218	8,386
Manitowoc Co., Inc.	150	492
PACCAR, Inc.	440	11,334
Pall Corp.	122	2,492
Parker Hannifin Corp.	179	6,082

		125,553

Media - 1.4%
CBS Corp., Class B	729	2,799
Comcast Corp.	3,450	47,058
DIRECTV Group, Inc.*	633	14,426
Gannett Co., Inc.	273	601
Interpublic Group of Co.’s, Inc.*	544	2,241
McGraw-Hill Co.’s, Inc.	377	8,622
Meredith Corp.	41	682
New York Times Co.	191	863
News Corp.	2,792	18,483
Omnicom Group, Inc.	372	8,705
Scripps Networks Interactive, Inc.	96	2,161
Time Warner Cable, Inc.	364	9,027
Time Warner, Inc.	1,451	28,004
Viacom, Inc., Class B*	744	12,931
Walt Disney Co.	2,247	40,806

EQUITY SECURITIES - 58.1%	SHARES	VALUE

Washington Post Co., Class B	6	2,143

		199,552

Metals & Mining - 0.5%
AK Steel Holding Corp.	120	855
Alcoa, Inc.	1,138	8,353
Allegheny Technologies, Inc.	109	2,390
Freeport-McMoRan Copper & Gold, Inc.	499	19,017
Newmont Mining Corp.	587	26,274
Nucor Corp.	381	14,543
Titanium Metals Corp.	100	547
United States Steel Corp.	126	2,662

		74,641

Multiline Retail - 0.5%
Big Lots, Inc.*	83	1,725
Family Dollar Stores, Inc.	175	5,840
J.C. Penney Co., Inc.	266	5,339
Kohl’s Corp.*	369	15,616
Macy’s, Inc.	461	4,103
Nordstrom, Inc.	200	3,350
Sears Holdings Corp.*	78	3,565
Target Corp.	913	31,398

		70,936

Multi-Utilities - 0.9%
Ameren Corp.	240	5,566
Centerpoint Energy, Inc.	399	4,162
CMS Energy Corp.	261	3,090
Consolidated Edison, Inc.	332	13,150
Dominion Resources, Inc.	705	21,848
DTE Energy Co.	196	5,429
Integrys Energy Group, Inc.	82	2,135
NiSource, Inc.	342	3,352
PG&E Corp.	438	16,740
Public Service Enterprise Group, Inc.	614	18,095
SCANA Corp.	145	4,479
Sempra Energy	295	13,641
TECO Energy, Inc.	244	2,721
Wisconsin Energy Corp.	140	5,764
Xcel Energy, Inc.	545	10,153

		130,325

Office Electronics - 0.0%
Xerox Corp.	982	4,468

Oil, Gas & Consumable Fuels - 6.7%
Anadarko Petroleum Corp.	557	21,662
Apache Corp.	406	26,021
Cabot Oil & Gas Corp.	124	2,923

EQUITY SECURITIES - 58.1%	SHARES	VALUE

Chesapeake Energy Corp.	656	11,191
Chevron Corp.	2,400	161,376
ConocoPhillips	1,773	69,431
Consol Energy, Inc.	216	5,452
Devon Energy Corp.	536	23,954
El Paso Corp.	837	5,231
EOG Resources, Inc.	303	16,592
Exxon Mobil Corp.	5,918	403,016
Hess Corp.	344	18,645
Marathon Oil Corp.	856	22,504
Massey Energy Co.	87	880
Murphy Oil Corp.	231	10,342
Noble Energy, Inc.	209	11,261
Occidental Petroleum Corp.	970	53,980
Peabody Energy Corp.	320	8,013
Pioneer Natural Resources Co.	119	1,960
Range Resources Corp.	188	7,738
Southwestern Energy Co.*	416	12,351
Spectra Energy Corp.	770	10,888
Sunoco, Inc.	125	3,310
Tesoro Corp.	160	2,155
Valero Energy Corp.	626	11,205
Williams Co.’s, Inc.	702	7,989
XTO Energy, Inc.	700	21,434

		951,504

Paper & Forest Products - 0.1%
International Paper Co.	455	3,203
MeadWestvaco Corp.	214	2,566
Weyerhaeuser Co.	253	6,975

		12,744

Personal Products - 0.1%
Avon Products, Inc.	511	9,827
Estee Lauder Co.’s, Inc.	137	3,377

		13,204

Pharmaceuticals - 4.8%
Abbott Laboratories, Inc.	1,851	88,293
Allergan, Inc.	373	17,814
Bristol-Myers Squibb Co.	2,370	51,950
Eli Lilly & Co.	1,214	40,560
Forest Laboratories, Inc.*	361	7,928
Johnson & Johnson	3,312	174,211
King Pharmaceuticals, Inc.*	304	2,149
Merck & Co., Inc.	2,524	67,517
Mylan, Inc.*	365	4,895
Pfizer, Inc.	8,078	110,022
Schering-Plough Corp.	1,948	45,875
Watson Pharmaceuticals, Inc.*	119	3,702

EQUITY SECURITIES - 58.1%	SHARES	VALUE

Wyeth	1,594	68,606

		683,522

Professional Services - 0.1%
Dun & Bradstreet Corp.	63	4,851
Equifax, Inc.	131	3,203
Monster Worldwide, Inc.*	152	1,239
Robert Half International, Inc.	193	3,441

		12,734

Real Estate Investment Trusts - 0.5%
Apartment Investment & Management Co.	160	877
AvalonBay Communities, Inc.	86	4,047
Boston Properties, Inc.	145	5,079
Equity Residential	327	6,000
HCP, Inc.	304	5,426
Health Care REIT, Inc.	133	4,068
Host Hotels & Resorts, Inc.	606	2,376
Kimco Realty Corp.	264	2,012
Plum Creek Timber Co, Inc.	184	5,349
ProLogis	274	1,781
Public Storage	150	8,287
Simon Property Group, Inc.	279	9,665
Ventas, Inc.	172	3,889
Vornado Realty Trust	169	5,618

		64,474

Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc.*	250	1,008

Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.	340	20,451
CSX Corp.	478	12,356
Norfolk Southern Corp.	449	15,154
Ryder System, Inc.	71	2,010
Union Pacific Corp.	614	25,242

		75,213

Semiconductors & Semiconductor Equipment - 1.5%
Advanced Micro Devices, Inc.*	642	1,958
Altera Corp.	351	6,160
Analog Devices, Inc.	349	6,725
Applied Materials, Inc.	1,628	17,501
Broadcom Corp.*	509	10,170
Intel Corp.	6,661	100,248
KLA-Tencor Corp.	194	3,880
Linear Technology Corp.	266	6,113
LSI Corp.*	645	1,961
MEMC Electronic Materials, Inc.*	244	4,023
Microchip Technology, Inc.	204	4,323

EQUITY SECURITIES - 58.1%	SHARES	VALUE

Micron Technology, Inc.*	878	3,565
National Semiconductor Corp.	250	2,567
Novellus Systems, Inc.*	101	1,680
NVIDIA Corp.*	643	6,340
Teradyne, Inc.*	237	1,038
Texas Instruments, Inc.	1,529	25,244
Xilinx, Inc.	328	6,284

		209,780

Software - 2.4%
Adobe Systems, Inc.*	644	13,775
Autodesk, Inc.*	246	4,135
BMC Software, Inc.*	209	6,897
CA, Inc.	478	8,418
Citrix Systems, Inc.*	210	4,754
Compuware Corp.*	350	2,307
Electronic Arts, Inc.*	385	7,003
Intuit, Inc.*	385	10,395
McAfee, Inc.*	185	6,197
Microsoft Corp.	9,156	168,196
Novell, Inc.*	404	1,721
Oracle Corp.	4,593	82,996
Salesforce.com, Inc.*	127	4,157
Symantec Corp.*	1,014	15,149

		336,100

Specialty Retail - 1.2%
Abercrombie & Fitch Co.	92	2,190
AutoNation, Inc.*	129	1,790
Autozone, Inc.*	47	7,643
Bed Bath & Beyond, Inc.*	311	7,697
Best Buy Co., Inc.	406	15,412
GameStop Corp.*	180	5,044
Gap, Inc.	558	7,248
Home Depot, Inc.	2,030	47,827
Limited Brands, Inc.	331	2,880
Lowe’s Co.’s, Inc.	1,779	32,467
Office Depot, Inc.*	321	420
O’Reilly Automotive, Inc.*	165	5,777
RadioShack Corp.	170	1,457
Sherwin-Williams Co.	111	5,769
Staples, Inc.	866	15,683
Tiffany & Co.	145	3,126
TJX Co.’s, Inc.	499	12,794

		175,224

Textiles, Apparel & Luxury Goods - 0.3%
Coach, Inc.*	384	6,413
Nike, Inc., Class B	464	21,757
Polo Ralph Lauren Corp.	63	2,662

EQUITY SECURITIES - 58.1%	SHARES	VALUE

VF Corp.	104	5,939

		36,771

Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	626	7,318
People’s United Financial, Inc.	422	7,583

		14,901

Tobacco - 1.0%
Altria Group, Inc.	2,501	40,066
Lorillard, Inc.	204	12,595
Philip Morris International, Inc.	2,400	85,392
Reynolds American, Inc.	202	7,240

		145,293

Trading Companies & Distributors - 0.1%
Fastenal Co.	155	4,984
W.W. Grainger, Inc.	76	5,334

		10,318

Wireless Telecommunication Services - 0.2%
American Tower Corp.*	481	14,637
Sprint Nextel Corp.*	3,468	12,381

		27,018

Total Equity Securities (Cost $10,278,018)		8,296,109

EXCHANGE TRADED FUNDS - 3.3%

iShares Barclays Aggregate Bond Fund	4,600	466,762

Total Exchange Traded Funds (Cost $462,498)		466,762

	PRINCIPAL
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.7%	AMOUNT

Wachovia Bank Commercial Mortgage Trust, 4.964%, 11/15/35	$285,000	244,254

Total Commercial Mortgage-Backed Securities (Cost $200,941)		244,254

CORPORATE BONDS - 11.2%

Apache Corp., 5.625%, 1/15/17	100,000	102,400
Colonial Pipeline Co., 7.75%, 11/1/10 (e)	125,000	131,691
Conoco Funding Co., 6.35%, 10/15/11	50,000	54,100
Goldman Sachs Group, Inc., 5.35%, 1/15/16	100,000	88,627
Honeywell International, Inc., 7.50%, 3/1/10	125,000	132,107

CORPORATE BONDS - 11.2%

Masco Corp., 5.875%, 7/15/12	125,000	98,124
Morgan Stanley, 6.625%, 4/1/18	150,000	143,113
Public Service Co. of North Carolina, Inc., 6.625%, 2/15/11	150,000	155,886
Shell International Finance BV, 4.00%, 3/21/14	250,000	253,195
Union Planters Corp., 4.375%, 12/1/10	190,000	181,590
US Bank NA, 4.95%, 10/30/14	100,000	97,161
Wells Fargo & Co., 4.375%, 1/31/13	125,000	117,720
XTO Energy, Inc., 4.625%, 6/15/13	50,000	48,412

Total Corporate Bonds (Cost $1,660,875)		1,604,126

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES - 17.9%

Fannie Mae:
7.00%, 7/1/29	67,281	72,005
6.50%, 8/1/32	58,623	62,091
5.50%, 7/1/33	205,148	213,818
6.00%, 8/1/33	110,611	116,130
5.50%, 11/1/33	365,131	380,564
7.50%, 11/1/36	230,329	244,146
Freddie Mac:
5.00%, 5/1/18	409,277	427,601
4.50%, 9/1/18	87,627	90,756
6.00%, 8/1/36	468,295	490,196
Ginnie Mae, 5.50%, 7/20/34	431,463	449,701

Total U.S. Government Agency Mortgage-Backed Securities (Cost $2,476,936)		2,547,008

U.S. TREASURY - 6.4%

United States Treasury Bills, 7/9/09#	60,000	59,964
United States Treasury Bonds, 5.25%, 11/15/28	200,000	246,125
United States Treasury Notes:
1.50%, 12/31/13	245,000	244,502
5.125%, 5/15/16	300,000	357,891

Total U.S. Treasury (Cost $814,488)		908,482

TOTAL INVESTMENTS (Cost $15,893,756) - 98.6%		14,066,741
Other assets and liabilities, net - 1.4%		204,936

NET ASSETS - 100%		$14,271,677

			UNDERLYING	UNREALIZED
	# OF	EXPIRATION	FACE AMOUNT	APPRECIATION
FUTURES	CONTRACTS	DATE	AT VALUE	(DEPRECIATION)

Purchased:
E-Mini S&P 500#	5	6/09	$198,700	$4,945

Total Purchased				$4,945

*	Non-income producing security.

#	Futures collateralized by 60,000 of U.S. Treasury Bills.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
NOTE A – SIGNIFICANT ACCOUNTING POLICIES
General: Summit Mutual Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is comprised of sixteen separate portfolios, thirteen of which are reported herein. The operations of each series of the Fund are accounted for separately. The Fund offers its shares, without sales charge, only for purchase by affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts. The EAFE International Index, Russell 2000 Small Cap Index, and S&P Midcap 400 Index Portfolios offer Class I and Class F shares. Class F shares are subject to Distribution Plan expenses. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges; and (c) class-specific voting rights.
On December 12, 2008, Calvert Asset Management Company, Inc. (“CAMCO”) consummated a transaction with Summit Investment Partners, Inc. (“Summit”), an affiliated entity, whereby CAMCO acquired Summit’s mutual fund business and became investment advisor for the portfolios of Summit Mutual Funds, Inc.
On December 12, 2008, the net assets of the Ameritas Index 500 Portfolio, a series of Calvert Variable Series, Inc. merged into Summit Mutual Funds, Inc., S&P 500 Index portfolio. The merger was accomplished by a tax-free exchange of 782,946 shares of the Summit S&P 500 Index Portfolio (valued at $45,246,467) for 483,294 shares of the Ameritas Index 500 Portfolio outstanding at December 12, 2008. The Ameritas Index 500 Portfolio’s net assets as of December 12, 2008, including $17,423,864 of unrealized depreciation, were combined with those of the Summit S&P 500 Index Portfolio.
On December 12, 2008, the net assets of the Ameritas Income & Growth Portfolio, a series of Calvert Variable Series, Inc. merged into Summit Mutual Funds, Inc., Zenith Portfolio. The merger was accomplished by a tax-free exchange of 13,716,124 shares of Ameritas Income & Growth Portfolio (valued at $107,884,520) for 2,227,178 shares of the Summit Zenith Portfolio outstanding at December 12, 2008. The Ameritas Income & Growth Portfolio’s net assets as of December 12, 2008, including $74,101,129 of unrealized depreciation, were combined with those of the Summit Zenith Portfolio.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Municipal securities are valued utilizing a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Directors.
The EAFE International Index Portfolio has retained a third party fair value pricing service to quantitatively analyze the price movement of its holdings on foreign exchanges and to automatically fair value if the variation from the prior day’s closing price exceeds specified parameters. On March 31, 2009, price movements exceeded specified parameters and the third party fair value pricing service quantitatively fair valued the affected securities.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.
The following amounts were fair valued in good faith under the direction of the Board of Directors as of March 31, 2009:

	Market Value	% of Net Assets
S&P MidCap 400 Index	$10	0.0%
Russell 2000 Small Cap Index	17	0.0%
EAFE International Index	18,734	0.0%
Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments and requires additional disclosures about fair value measurements.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For additional information on the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent prospectus.
The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2009:

Investments in
Zenith Portfolio Valuation Inputs	Securities
Level 1 - Quoted Prices	$117,831,977
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—

Total	$117,831,977

	Investments in	Other Financial
S&P 500 Index Portfolio Valuation Inputs	Securities	Instruments*
Level 1 - Quoted Prices	$184,546,729	$25,292
Level 2 - Other Significant Observable Inputs	389,764	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$184,936,493	$25,292

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

	Investments in	Other Financial
Balanced Index Portfolio Valuation Inputs	Securities	Instruments*
Level 1 - Quoted Prices	$9,611,389	$4,945
Level 2 - Other Significant Observable Inputs	4,455,352	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$14,066,741	$4,945

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

	Investments in	Other Financial
Nasdaq-100 Index Portfolio Valuation Inputs	Securities	Instruments*
Level 1 - Quoted Prices	$16,759,422	$5,379
Level 2 - Other Significant Observable Inputs	49,970	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$16,809,392	$5,379

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

Investments in
Barclays Capital Aggregate Bond Index Portfolio Valuation Inputs	Securities
Level 1 - Quoted Prices	$20,807,822
Level 2 - Other Significant Observable Inputs	28,603,584
Level 3 - Significant Unobservable Inputs	—

Total	$49,411,406

Investments in
Inflation Protected Plus Portfolio Valuation Inputs	Securities
Level 1 - Quoted Prices	$18,130,364
Level 2 - Other Significant Observable Inputs	1,570,273
Level 3 - Significant Unobservable Inputs	—

Total	$19,700,637

Investments in
Lifestyle ETF Market Strategy Target Portfolio Valuation Inputs	Securities
Level 1 - Quoted Prices	$9,769,797
Level 2 - Other Significant Observable Inputs	—

Investments in
Lifestyle ETF Market Strategy Target Portfolio Valuation Inputs	Securities
Level 3 - Significant Unobservable Inputs	—

Total	$9,769,797

Investments in
Lifestyle ETF Market Strategy Conservative Portfolio Valuation Inputs	Securities
Level 1 - Quoted Prices	$2,050,096
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—

Total	$2,050,096

Investments in
Lifestyle ETF Market Strategy Aggressive Portfolio Valuation Inputs	Securities
Level 1 - Quoted Prices	$1,222,459
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—

Total	$1,222,459

Investments in
Natural Resources Portfolio Valuation Inputs	Securities
Level 1 - Quoted Prices	$8,152,800
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—

Total	$8,152,800

Investments in
EAFE International Index Portfolio Valuation Inputs	Securities
Level 1 - Quoted Prices	$3,239,329
Level 2 - Other Significant Observable Inputs	54,206,967*

	Investments in
EAFE International Index Portfolio Valuation Inputs	Securities
Level 3 - Significant Unobservable Inputs	18,734	**

Total	$57,465,030

*	Includes certain securities trading primarily outside the U.S. whose value was adjusted as a result of significant market movements following the close of local trading.

**	Level 3 securities represent 0.03% of net assets.

	Investments in		Other Financial
Russell 2000 Small Cap Index Portfolio Valuation Inputs	Securities		Instruments*
Level 1 - Quoted Prices	$48,499,879		$63,539
Level 2 - Other Significant Observable Input	239,855		—
Level 3 - Significant Unobservable Inputs	17	**	—

Total	$48,739,751		$63,539

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

**	Level 3 securities represent 0.0% of net assets.

	Investments in		Other Financial
S&P Midcap 400 Index Portfolio Valuation Inputs	Securities		Instruments*
Level 1 - Quoted Prices	$74,847,295		$(10,270)
Level 2 - Other Significant Observable Inputs	99,946		—
Level 3 - Significant Unobservable Inputs	10	**	—

Total	$74,947,251		$(10,270)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

**	Level 3 securities represent 0.0% of net assets.
Futures Contracts: The Portfolios may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Portfolios may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations. The Portfolios are subject to market risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolios may use futures contracts to hedge against changes in the value of securities, interest rates or foreign currencies. The Portfolios may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Portfolio.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolios’ understanding of the applicable country’s tax rules and rates.
Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Portfolios have an arrangement with their custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Portfolios’ cash on deposit with the bank. These credits are used to reduce the Portfolios’ expenses. Such a deposit arrangement may be an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolios intends to continue to qualify as regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements or in any of the open tax years; thus, no provision for income tax is required. Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.
New Accounting Pronouncements: Effective January 1, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards (SFAS) No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Fund’s financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.
NOTE B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at March 31, 2009, and net realized capital loss carryforwards as of December 31, 2008 with expiration dates:

			BALANCED
	ZENITH	S&P 500 INDEX	INDEX

Federal income tax cost	$212,823,245	$247,475,002	$15,965,892

Unrealized appreciation	43,297	26,856,196	1,418,252

Unrealized (depreciation)	(95,034,565)	(89,394,705)	(3,317,403)

Net appreciation (depreciation)	$(94,991,268)	$(62,538,509)	$(1,899,151)

		BARCLAYS
		CAPITAL	INFLATION
	NASDAQ-100	AGGREGATE	PROTECTED
	INDEX	BOND INDEX	PLUS

Federal income tax cost	$16,788,088	$48,484,439	$19,815,016

Unrealized appreciation	4,281,525	1,763,142	77,373

Unrealized (depreciation)	(4,260,221)	(836,175)	(191,752)

Net appreciation (depreciation)	$21,304	$926,967	$(114,379)

	LIFESTYLE ETF	LIFESTYLE ETF	LIFESTYLE ETF
	MARKET	MARKET	MARKET
	STRATEGY	STRATEGY	STRATEGY
	TARGET	CONSERVATIVE	AGGRESSIVE

Federal income tax cost	$13,294,727	$2,239,474	$1,603,730

Unrealized appreciation	6,800	14,455	2,969

	LIFESTYLE ETF	LIFESTYLE ETF	LIFESTYLE ETF
	MARKET	MARKET	MARKET
	STRATEGY	STRATEGY	STRATEGY
	TARGET	CONSERVATIVE	AGGRESSIVE

Unrealized (depreciation)	(3,531,730)	(203,833)	(384,240)

Net appreciation (depreciation)	$(3,524,930)	$(189,378)	$(381,271)

		EAFE	RUSSELL 2000
	NATURAL	INTERNATIONAL	SMALL CAP
	RESOURCES	INDEX	INDEX

Federal income tax cost	$13,315,120	$87,880,902	$82,331,431

Unrealized appreciation	—	1,142,689	3,661,066

Unrealized (depreciation)	(5,162,320)	(31,558,561)	(37,252,746)

Net appreciation (depreciation)	$(5,162,320)	$(30,415,872)	$(33,591,680)

S&P MIDCAP 400
INDEX

Federal income tax cost	$109,413,014

Unrealized appreciation	5,032,833
Unrealized (depreciation)	(39,498,596)

Net appreciation (depreciation)	$(34,465,763)

CAPITAL LOSS CARRYFORWARDS

			BALANCED
EXPIRATION DATE	ZENITH	S&P 500 INDEX	INDEX

31-Dec-09	—	$7,499,593	—

31-Dec-10	—	2,110,080	—

31-Dec-11	—	960,576	—

31-Dec-12	—	2,529,937	$30,018

31-Dec-13	—	1,687,669	576,478

31-Dec-15	$2,277,664	2,331,380	—

31-Dec-16	—	3,316,701	752

	$2,277,664	$20,435,936	$607,248

		BARCLAYS
		CAPITAL	INFLATION
	NASDAQ-100	AGGREGATE	PROTECTED
EXPIRATION DATE	INDEX	BOND INDEX	PLUS

31-Dec-09	$1,618,824	—	—

31-Dec-10	3,618,754	—	—

31-Dec-11	231,064	—	—

31-Dec-12	139,726	—	—

31-Dec-13	1,358,042	—	—

31-Dec-14	708,047	$198,831	—

31-Dec-15	697,707	—	$765

31-Dec-16	2,318,532	—	109,614

	$10,690,696	$198,831	$110,379

	LIFESTYLE	LIFESTYLE	LIFESTYLE
	ETF MARKET	ETF MARKET	ETF MARKET
	STRATEGY	STRATEGY	STRATEGY
EXPIRATION DATE	TARGET	CONSERVATIVE	AGGRESSIVE

31-Dec-16	$827,784	$56,711	$48,627

	$827,784	$56,711	$48,627

		EAFE
	NATURAL	INTERNATIONAL	S&P MIDCAP 400
EXPIRATION DATE	RESOURCES	INDEX	INDEX

31-Dec-15	$394	—	—
31-Dec-16	1,164,237	$14,661,353	$11,904,703

	$1,164,631	$14,661,353	$11,904,703

Capital loss carryforwards may be utilized to offset future capital gains until expiration. Zenith Portfolio’s use of capital loss carryforwards acquired from Ameritas Income & Growth Portfolio may be limited under certain tax provisions. S&P 500 Index Portfolio’s use of capital loss carryforwards acquired from Ameritas Index 500 Portfolio may be limited under certain tax provisions.

Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) On December 12, 2008, Calvert Asset Management Company, Inc. (“CAMCO”) consummated a transaction with Summit Investment Partners, Inc. (“Summit”) whereby CAMCO acquired Summit’s mutual fund business. In connection with this transaction, the registrant adopted Calvert’s internal control over financial reporting.

Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
SUMMIT MUTUAL FUNDS, INC.

By:	/s/ Barbara J. Krumsiek Barbara J. Krumsiek
Chairperson — Principal Executive Officer

Date:	May 29, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek Barbara J. Krumsiek
Chairperson — Principal Executive Officer

Date:	May 29, 2009

/s/ Ronald M. Wolfsheimer Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer

Date:	May 29, 2009